              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-58043
                                                       '40 Act File No. 811-2716

================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 41           [x]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 42                  [x]


                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.    Cover Page........................................................................Cover Page
     Item   2.    Definitions........................................................Glossary of Special terms
     Item   3.    Synopsis or Highlights.............................................Synopsis of the Contracts
     Item   4.    Condensed Financial Information..............................Condensed Financial Information
     Item   5.    General Description of Registrant, Depositor, and Portfolio
                      Companies...................Nationwide Life Insurance Company; Investing in the Contract
     Item   6.    Deductions and Expenses......................................Standard Charges and Deductions
     Item   7.    General Description of Variable
                      Annuity Contracts..........................Contract Ownership; Operation of the Contract
     Item   8.    Annuity Period......................................................Annuitizing the Contract
     Item   9.    Death Benefit and Distributions...............................................Death Benefits
     Item  10.    Purchases and Contract Value.......................................Operation of the Contract
     Item  11.    Redemptions...........................................................Surrender (Redemption)
     Item  12.    Taxes..............................................................Federal Tax Consideration
     Item  13.    Legal Proceedings..........................................................Legal Proceedings
     Item  14.    Table of Contents of the Statement of Additional
                      Information.................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page........................................................................Cover Page
     Item  16.    Table of Contents..........................................................Table of Contents
     Item  17.    General Information and History..............................General Information and History
     Item  18.    Services............................................................................Services
     Item  19.    Purchase of Securities Being Offered....................Purchase of Securities Being Offered
     Item  20.    Underwriters....................................................................Underwriters
     Item  21.    Calculation of Performance Data...................................Calculation of Performance
     Item  22.    Annuity Payments............................................................Annuity Payments
     Item  23.    Financial Statements....................................................Financial Statements

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits....................................................Item 24
     Item  25.    Directors and Officers of the Depositor..............................................Item 25
     Item  26.    Persons Controlled by or Under Common Control with the
                  Depositor or Registrant..............................................................Item 26
     Item  27.    Number of Contract Owners............................................................Item 27
     Item  28.    Indemnification......................................................................Item 28
     Item  29.    Principal Underwriter................................................................Item 29
     Item  30.    Location of Accounts and Records.....................................................Item 30
     Item  31.    Management Services..................................................................Item 31
     Item  32.    Undertakings.........................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                                Variable Account


                   The date of this prospectus is May 1, 2002.




Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.




   -  American Century: Growth - Investor Class (formerly, American Century:
      Twentieth Century Growth)
   - American Century: Short Term Government - Investor Class (formerly, American Century: Benham Short-Term Government) - Fidelity Equity-Income Fund
   -  Gartmore Bond Fund (formerly, Nationwide(R) Bond Fund) - Class D
   -  Gartmore Growth Fund (formerly, Nationwide(R) Growth Fund) - Class D
   -  Gartmore Money Market Fund (formerly, Nationwide(R) Money Market Fund)
   - Prime Shares - Gartmore Total Return Fund (formerly, Nationwide(R) Fund) - Class D
   -  Gartmore Variable Insurance Trust
   - J.P. Morgan GVIT Balanced Fund: Class I (formerly, Nationwide Separate Account Trust
   -  J. P. Morgan NSAT Balanced Fund)
   - MFS(R) Strategic Income Fund (formerly, MFS(R) Global Governments Fund) - Class A


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993:

   -  American Century: Income & Growth - Investor Class
   - American Century: International Growth - Investor Class (formerly, American Century: Twentieth Century International Growth)
   -  American Century: Ultra - Investor Class (formerly, American Century:
      Twentieth Century Ultra)
   - Credit Suisse Emerging Growth Fund (formerly, Credit Suisse Warburg Pincus Emerging Growth Fund) - Common Class
   - Credit Suisse Global Fixed Income Fund (formerly, Credit Suisse Warburg Pincus Global Fixed Income Fund) - Common Class
   -  Delchester Fund - Institutional Class
   -  Dreyfus A Bonds Plus, Inc.
   -  Dreyfus Appreciation Fund
   -  Dreyfus Balanced Fund, Inc.
   - Dreyfus Premier Third Century Fund, Inc. - Class Z (formerly, Dreyfus Third Century Fund, Inc.)
   -  Dreyfus S & P 500 Index Fund
   -  Evergreen Equity Income Fund (formerly, Evergreen Income and Growth Fund)
      - Y Shares

   -  Federated Bond Fund - Class F
   -  Federated High Yield Trust*
   -  Fidelity Advisor Balanced Fund - Class T
   -  Fidelity Advisor Equity Income Fund - Class T
   -  Fidelity Advisor Growth Opportunities Fund - Class T
   -  Fidelity Advisor High Yield Fund - Class T*
   -  Fidelity Asset Manager(TM)
   -  Fidelity Magellan(R) Fund
   -  Fidelity Puritan Fund
   -  Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
   -  Gartmore Government Bond Fund (formerly, Nationwide(R) Government Bond
      Fund) - Class D
   -  Gartmore Large Cap Value Fund (formerly, Nationwide(R) Large Cap Value
      Fund) - Class A
   -  INVESCO Dynamics Fund - Investor Class
   -  Janus Worldwide Fund
   -  Lazard Small Cap Portfolio - Open Shares
   -  Nationwide(R) Large Cap Growth Fund - Class A
   -  Nationwide(R) Small Cap Fund (formerly, Prestige Small Cap Fund) - Class A
   - Nationwide(R) S&P 500(R) Index Fund - Service Class (sub-adviser: The Dreyfus Corporation)
   -  Neuberger Berman Guardian Fund, Inc. - Investor Class
   -  Neuberger Berman Limited Maturity Bond Fund - Investor Class
   -  Neuberger Berman Partners Fund, Inc. - Investor Class
   -  Oppenheimer Global Fund - Class A
   - Phoenix-Oakhurst Balanced Fund Series - Class A (formerly, Phoenix Balanced Fund Series)
   - Strong Advisor Common Stock Fund, Inc. (formerly, Strong Common Stock Fund, Inc.)
   -  Strong Large Cap Growth Fund (formerly, Strong Total Return Fund, Inc.)
   -  Templeton Foreign Fund - Class A


The following underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after January 1, 1993:


   - Fidelity Capital & Income Fund (additional purchase payments or exchanges may not be made to this underlying mutual fund on or after May 1, 1991; not available for contracts which were issued on or after May 1, 1987)


No additional purchase payments or exchanges may be made to this underlying mutual fund on or after December 1, 1993:

   -  Fidelity VIP High Income Portfolio: Initial Class*


The following underlying mutual fund is available to
   -  plans established prior to March 6, 1998:
   - Neuberger Berman Genesis Fund - Trust Class (formerly, Neuberger Berman Genesis Trust)


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE
(OR WERE) RECEIVED ON OR AFTER OCTOBER 31, 2001:
   -  Janus Fund
   -  Janus Twenty Fund


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2002), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 33.


For general information or to obtain FREE copies of the:


   -  Statement of Additional Information;
   - prospectus, annual report or semi-annual report for any underlying mutual fund;
   -  required Nationwide forms; and
   -  Nationwide's privacy statement,


call:         1-800-848-6331
        TDD   1-800-238-3035

or write:


       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182021
       COLUMBUS, OHIO 43218-2021


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

THIS ANNUITY:
   -  IS NOT A BANK DEPOSIT
   -  IS NOT FDIC INSURED
   -  IS NOT INSURED OR ENDORSED BY A BANK OR ANY
         FEDERAL GOVERNMENT AGENCY
   -  IS NOT AVAILABLE IN EVERY STATE
   -  MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLE IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

SIMPLE PLAN- The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.

SMALL EMPLOYER- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

TWO-YEAR PERIOD- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's Simple IRA.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................

SUMMARY OF CONTRACT EXPENSES (FOR CONTRACTS
     ISSUED ON OR AFTER JANUARY 1, 1993)....................

SUMMARY OF CONTRACT EXPENSES (FOR CONTRACTS
     ISSUED PRIOR TO JANUARY 1, 1993).......................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................

EXAMPLE.....................................................

SYNOPSIS OF THE CONTRACTS...................................

FINANCIAL STATEMENTS........................................

CONDENSED FINANCIAL INFORMATION.............................

NATIONWIDE LIFE INSURANCE COMPANY...........................

NATIONWIDE INVESTMENT SERVICES CORPORATION..................

TYPES OF CONTRACTS..........................................
     Individual Retirement Accounts
     Investment-only Contracts (Qualified Plans)
     Roth IRAs
     SEP IRAs
     Simple IRAs

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS......................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge ("CDSC")
     Waiver of CDSC
     Contract Maintenance Charge
     Premium Taxes

CONTRACT OWNERSHIP..........................................
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Plan



CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Annuitant
     Death Benefit Payment


REQUIRED DISTRIBUTIONS......................................
     Required Distributions - General Information
     Required Distributions for Qualified Plans,
     Individual Retirement Accounts, SEP IRAs,
     Simple IRAs and Roth IRAs


FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING.................................................

SUB-ACCOUNT PERFORMANCE SUMMARY.............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

SUMMARY OF CONTRACT EXPENSES

(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

The expenses listed below are charged to all contracts issued on or after January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..........................7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
-------------------------------        ----------
               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%

(1)Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a CDSC. The CDSC is waived:

   a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

   b) for any amount withdrawn from this contract required to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued to Qualified Plans.

As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout the prospectus to CDSC do not apply to contracts issued under Simple Plans.



MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.......................................$30(2)
VARIABLE ACCOUNT CHARGES(3)
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge.......................1.25%
Administration Charge...................................0.05%
     Total Variable Account Charges.....................1.30%

(2)The Contract Maintenance Charge is deducted each year on the contract anniversary and on the date of surrender upon full surrender of the contract.

(3)Variable account charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

SUMMARY OF CONTRACT EXPENSES
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

The expenses listed below are charged to all contracts issued prior to January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)...........................5%(1)

(1)After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without a CDSC.

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE......................................$30(2)

VARIABLE ACCOUNT CHARGE(3)
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge......................1.30%
     Total Variable Account Charge.....................1.30%

(2)The Contract Maintenance Charge is deducted each year on the contract anniversary and on the date of surrender upon full surrender of the contract.

(3)The variable account charge applies only to sub-account allocations. It does not apply to allocations made to the fixed account. It is charged on a daily basis at the annualized rate noted above.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursements and waivers)


                                                                        Management       Other           12b-1       Total Mutual
                                                                           Fees         Expenses          Fees       Fund Expenses
--------------------------------------------------------------------- --------------- ------------- ------------- -----------------
American Century: Growth - Investor Class                                 1.00%           0.00%          0.00%         1.00%
American Century: Income & Growth - Investor Class                        0.68%           0.00%          0.00%         0.68%
American Century: International Growth - Investor Class                   1.21%           0.00%          0.00%         1.21%
American Century: Short Term Government - Investor Class                  0.59%           0.00%          0.00%         0.59%
American Century: Ultra - Investor Class                                  0.98%           0.00%          0.00%         0.98%
Credit Suisse Emerging Growth Fund - Common Class                         0.90%           0.38%          0.00%         1.28%
Credit Suisse Global Fixed Income Fund - Common Class                     0.42%           0.53%          0.00%         0.95%
Delchester Fund - Institutional Class                                     0.64%           0.42%          0.00%         1.06%
Dreyfus A Bonds Plus, Inc.                                                0.65%           0.19%          0.07%         0.91%
Dreyfus Appreciation Fund                                                 0.55%           0.11%          0.25%         0.91%
Dreyfus Balanced Fund, Inc.                                               0.60%           0.21%          0.00%         0.81%
Dreyfus Premier Third Century Fund, Inc. - Class Z                        0.75%           0.11%          0.09%         0.95%
Dreyfus S & P 500 Index Fund                                              0.25%           0.00%          0.25%         0.50%
Evergreen Equity Income Fund  - Y Shares                                  0.71%           0.32%          0.00%         1.03%
Federated Bond Fund - Class F                                             0.63%           0.46%          0.00%         1.09%
Federated High Yield Trust                                                0.54%           0.34%          0.00%         0.88%
Fidelity Advisor Balanced Fund - Class T                                  0.43%           0.26%          0.50%         1.19%
Fidelity Advisor Equity Income Fund - Class T                             0.48%           0.21%          0.50%         1.19%
Fidelity Advisor Growth Opportunities Fund - Class T                      0.20%           0.20%          0.50%         0.90%
Fidelity Advisor High Yield Fund - Class T                                0.58%           0.22%          0.25%         1.05%
Fidelity Asset Manager(TM)                                                0.53%           0.18%          0.00%         0.71%
Fidelity Capital & Income Fund                                            0.58%           0.20%          0.00%         0.78%
Fidelity Equity-Income Fund                                               0.48%           0.19%          0.00%         0.67%
Fidelity Magellan(R) Fund                                                 0.72%           0.16%          0.00%         0.88%
Fidelity Puritan Fund                                                     0.43%           0.20%          0.00%         0.63%
Fidelity VIP High Income Portfolio: Initial Class                         0.58%           0.13%          0.00%         0.71%
Franklin Mutual Series Fund Inc. - Mutual Shares Fund: Class A            0.58%           0.21%          0.35%         1.14%
Gartmore Bond Fund - Class D                                              0.50%           0.28%          0.00%         0.78%
Gartmore Government Bond Fund  - Class D                                  0.50%           0.32%          0.00%         0.82%
Gartmore Growth Fund  - Class D                                           0.56%           0.38%          0.00%         0.94%
Gartmore Large Cap Value Fund  - Class A                                  0.75%           0.44%          0.25%         1.44%
Gartmore Money Market Fund - Prime Shares                                 0.39%           0.30%          0.00%         0.69%
Gartmore Total Return Fund  - Class D                                     0.57%           0.31%          0.00%         0.88%
Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund -      0.74%           0.27%          0.00%         1.01%
Class I
INVESCO Dynamics Fund - Investor Class                                    0.44%           0.31%          0.25%         1.00%
Janus Fund                                                                0.65%           0.19%          0.00%         0.84%
Janus Twenty Fund                                                         0.65%           0.19%          0.00%         0.84%
Janus Worldwide Fund                                                      0.65%           0.22%          0.00%         0.87%
Lazard Small Cap Portfolio - Open Shares                                  0.75%           0.13%          0.25%         1.13%
MFS(R) Strategic Income Fund - Class A                                    0.75%           0.40%          0.35%         1.50%
Nationwide(R) Large Cap Growth Fund - Class A                             0.80%           0.50%          0.25%         1.55%


                                                                        Management       Other           12b-1       Total Mutual
                                                                           Fees         Expenses          Fees       Fund Expenses
--------------------------------------------------------------------- --------------- ------------- ------------- -----------------
Nationwide Small Cap Fund  - Class A                                      0.95%           0.48%          0.25%         1.68%
Nationwide S&P 500(R) Index Fund - Service Class                          0.13%           0.20%          0.15%         0.48%
Neuberger Berman Genesis Fund - Trust Class                               1.10%           0.05%          0.00%         1.15%
Neuberger Berman Guardian Fund, Inc. - Investor Class                     0.71%           0.13%          0.00%         0.84%
Neuberger Berman Limited Maturity Bond Fund - Investor Class              0.52%           0.18%          0.00%         0.70%
Neuberger Berman Partners Fund, Inc. - Investor Class                     0.72%           0.12%          0.00%         0.84%
Oppenheimer Global Fund - Class A                                         0.67%           0.22%          0.23%         1.12%
Phoenix-Oakhurst Balanced Fund Series - Class A                           0.53%           0.22%          0.25%         1.00%
Strong Advisor Common Stock Fund, Inc.                                    0.75%           0.54%          0.00%         1.29%
Strong Large Cap Growth Fund                                              0.55%           0.56%          0.00%         1.11%
Templeton Foreign Fund - Class A                                          0.61%           0.32%          0.25%         1.18%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
     (as a percentage of underlying mutual fund net assets, before expense reimbursements and waivers)


                                                                        Management       Other           12b-1       Total Mutual
                                                                           Fees         Expenses          Fees       Fund Expenses
--------------------------------------------------------------------- --------------- ------------- ------------- -----------------
Credit Suisse Global Fixed Income Fund  - Common Class                    1.00%           0.53%         0.00%           1.53%
Federated Bond Fund - Class F                                             0.75%           0.48%         0.00%           1.23%
Federated High Yield Trust                                                0.75%           0.39%         0.00%           1.14%
Fidelity Advisor Balanced Fund - Class T                                  0.43%           0.27%         0.50%           1.20%
Fidelity Advisor Equity Income Fund - Class T                             0.48%           0.24%         0.50%           1.22%
Fidelity Advisor Growth Opportunities Fund - Class T                      0.20%           0.23%         0.50%           0.93%
Fidelity Advisor High Yield Fund - Class T                                0.58%           0.23%         0.25%           1.06%
Fidelity Asset Manager                                                    0.53%           0.20%         0.00%           0.73%
Fidelity Capital & Income Fund                                            0.58%           0.21%         0.00%           0.79%
Fidelity Equity-Income Fund                                               0.48%           0.21%         0.00%           0.69%
Fidelity Magellan Fund(R) Fund                                            0.72%           0.17%         0.00%           0.89%
Fidelity Puritan Fund                                                     0.43%           0.21%         0.00%           0.64%
MFS(R) Strategic Income Fund - Class A                                    0.75%           0.90%         0.35%           2.00%
Neuberger Berman Limited Maturity Bond Fund - Investor Class              0.52%           0.22%         0.00%           0.74%


EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and variable account charges of 1.30%. The Contract Maintenance Charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.


                                                  IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                               CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                                 APPLICABLE TIME PERIOD   OF THE APPLICABLE TIME PERIOD   APPLICABLE TIME PERIOD
---------------------------------------------- -------------------------- ----------------------------- ---------------------------
                                                 1      3      5      10     1      3      5      10     1      3      5      10
                                                YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ----- ------- ------ ------
American Century: Growth - Investor Class        96    123    161    285     26     78    134    285     *      78    134    285
American Century: Income & Growth - Investor     92    113    144    251     22     68    117    251     *      68    117    251
Class
American Century: International Growth -         98    130    172    307     28     85    145    307     *      85    145    307
Investor Class
American Century: Short Term Government -        91    110    139    242     21     65    112    242     *      65    112    242
Investor Class
American Century: Ultra - Investor Class         95    123    160    283     25     78    133    283     *      78    133    283
Credit Suisse Emerging Growth Fund - Common      98    132    176    314     28     87    149    314     *      87    149    314
Class
Credit Suisse Global Fixed Income Fund  -        95    122    158    280     25     77    131    280     *      77    131    280
Common Class
Delchester Fund - Institutional Class            96    125    164    291     26     80    137    291     *      80    137    291
Dreyfus A Bonds Plus, Inc.                       95    121    156    276     25     76    129    276     *      76    129    276
Dreyfus Appreciation Fund                        95    121    156    276     25     76    129    276     *      76    129    276
Dreyfus Balanced Fund, Inc.                      94    117    151    265     24     72    124    265     *      72    124    265
Dreyfus Premier Third Century Fund, Inc. -       95    122    158    280     25     77    131    280     *      77    131    280
Class Z
Dreyfus S & P 500 Index Fund                     90    108    135    232     20     63    108    232     *      63    108    232
Evergreen Equity Income Fund  - Y Shares         96    124    163    288     26     79    136    288     *      79    136    288
Federated Bond Fund - Class F                    96    126    166    294     26     81    139    294     *      81    139    294
Federated High Yield Trust                       94    120    155    273     24     75    128    273     *      75    128    273
Fidelity Advisor Balanced Fund - Class T         98    129    171    305     28     84    144    305     *      84    144    305
Fidelity Advisor Equity Income Fund - Class T    98    129    171    305     28     84    144    305     *      84    144    305
Fidelity Advisor Growth Opportunities Fund -     94    120    156    275     24     75    129    275     *      75    129    275
Class T
Fidelity Advisor High Yield Fund - Class T       96    125    164    290     26     80    137    290     *      80    137    290
Fidelity Asset Manager(TM)                       92    114    146    255     22     69    119    255     *      69    119    255
Fidelity Capital & Income Fund                   93    116    149    262     23     71    122    262     *      71    122    262
Fidelity Equity-Income Fund                      92    113    144    250     22     68    117    250     *      68    117    250
Fidelity Magellan(R) Fund                        94    120    155    273     24     75    128    273     *      75    128    273
Fidelity Puritan Fund                            92    112    141    246     22     67    114    246     *      67    114    246
Fidelity VIP High Income Portfolio: Initial      92    114    146    255     22     69    119    255     *      69    119    255
Class
Franklin Mutual Series Fund Inc. - Mutual        97    128    168    300     27     83    141    300     *      83    141    300
Shares Fund: Class A



                                                  IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER       IF YOU ANNUITIZE YOUR
                                               CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END     CONTRACT AT THE END OF THE
                                                 APPLICABLE TIME PERIOD   OF THE APPLICABLE TIME PERIOD    APPLICABLE TIME PERIOD
---------------------------------------------- -------------------------- ----------------------------- ---------------------------
                                                 1      3      5      10     1      3      5      10     1      3      5      10
                                                YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ----- ------- ------ ------
Gartmore Bond Fund - Class D                     93    116    149    262     23     71    122    262     *      71    122    262
Gartmore Government Bond Fund - Class D          94    118    152    266     24     73    125    266     *      73    125    266
Gartmore Growth Fund - Class D                   95    122    158    279     25     77    131    279     *      77    131    279
Gartmore Large Cap Value Fund - Class A         100    137    184    330     30     92    157    330     *      92    157    330
Gartmore Money Market Fund - Prime Shares        92    114    145    253     22     69    118    253     *      69    118    253
Gartmore Total Return Fund - Class D             94    120    155    273     24     75    128    273     *      75    128    273
Gartmore Variable Insurance Trust - J.P.         96    124    162    286     26     79    135    286     *      79    135    286
Morgan GVIT Balanced Fund - Class I
INVESCO Dynamics Fund - Investor Class           96    123    161    285     26     78    134    285     *      78    134    285
Janus Fund                                       94    118    153    268     24     73    126    268     *      73    126    268
Janus Twenty Fund                                94    118    153    268     24     73    126    268     *      73    126    268
Janus Worldwide Fund                             94    119    154    272     24     74    127    272     *      74    127    272
Lazard Small Cap Portfolio - Open Shares         97    128    168    299     27     83    141    299     *      83    141    299
MFS(R) Strategic Income Fund - Class A          101    139    187    336     31     94    160    336     *      94    160    336
Nationwide(R) Large Cap Growth Fund - Class A   101    141    189    341     31     96    162    341     *      96    162    341
Nationwide(R) Small Cap Fund - Class A          103    145    196    353     33    100    169    353     *     100    169    353
Nationwide S&P 500(R) Index Fund - Service       90    107    133    230     20     62    106    230     *      62    106    230
Class
Neuberger Berman Genesis Fund - Trust Class      97    128    169    301     27     83    142    301     *      83    142    301
Neuberger Berman Guardian Fund, Inc. -           94    118    153    268     24     73    126    268     *      73    126    268
Investor Class
Neuberger Berman Limited Maturity Bond Fund -    92    114    145    254     22     69    118    254     *      69    118    254
Investor Class
Neuberger Berman Partners Fund, Inc. -           94    118    153    268     24     73    126    268     *      73    126    268
Investor Class
Oppenheimer Global Fund - Class A                97    127    167    298     27     82    140    298     *      82    140    298
Phoenix-Oakhurst Balanced Fund Series -          96    123    161    285     26     78    134    285     *      78    134    285
Class A
Strong Advisor Common Stock Fund, Inc.           99    133    176    315     29     88    149    315     *      88    149    315
Strong Large Cap Growth Fund                     97    127    167    297     27     82    140    297     *      82    140    297
Templeton Foreign Fund - Class A                 97    129    170    304     27     84    143    304     *      84    143    304



*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are deferred variable annuity contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an annualized rate of 1.30% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks.

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered. For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.

On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the contract value.

ANNUITY PAYMENTS

Annuity payments begin
on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INDIVIDUAL RETIREMENT ACCOUNTS

Individual Retirement Accounts ("IRAs") are contracts that satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contribution from other IRAs, Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

ROTH IRAS

Roth IRA contracts satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SEP IRAS

A SEP IRA (Simplified Employee Pension IRA) is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

-  minimum participation rules;

-  top-heavy contribution rules;

-  nondiscriminatory allocation rules; and

-  requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-  vesting requirements,

-  participation requirements; and

-  administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. The sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that this rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.

This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account.

The mortality risk component is equal to an annualized rate of 0.80% of the daily net assets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the variable account. This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the daily net assets of the variable account. The Administration Charge reimburses Nationwide for administrative expenses. Nationwide will monitor this charge to ensure that it does not exceed actual administration expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales literature and other promotional expenses. Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan. No CDSC is deducted on transfers between the fixed account and the variable account. The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.

 NUMBER OF COMPLETED YEARS FROM      CDSC PERCENTAGE
    DATE OF PURCHASE PAYMENT
--------------------------------     ---------------
                0                           7%
                1                           6%
                2                           5%
                3                           4%
                4                           3%
                5                           2%
                6                           1%
                7                           0%

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

   a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

   b) for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered. In no event will any CDSC be charged against any amounts held under the contract for at least 8 years. Certain partial surrenders may be requested for which no CDSC will be assessed. For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

WAIVER OF CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

   1) the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

   2) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

   3) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

   4) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

   5) the plan participant dies; or

   6) the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

   1) the designated annuitant dies; or

   2) the contract owner annuitizes after 2 years in the contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE CHARGE

Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the contract value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in
Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the fixed account and variable account in the same percentages as purchase payments are allocated at the time of the deduction.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract at:

   1) the time the contract is surrendered;

   2) annuitization; or

   3) such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

All contract rights are exercised by the annuitant. Throughout this prospectus, discussions relating to the rights and capabilities of a contract owner under the contracts apply to the annuitant.

The annuitant exercising the rights of the contract owner may request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

-  on a Nationwide form;
-  signed by the annuitant; and
-  received at Nationwide's home office before  the annuitization date.

Nationwide must review and approve any change requests. If there is a change of annuitant, distributions will be made as if the contract owner died at the time of the change.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant. More than one beneficiary can be named. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                 -  Independence Day
-  Martin Luther King, Jr. Day    -  Labor Day
-  Presidents' Day                -  Thanksgiving
-  Good Friday                    -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   1) trading on the New York Stock Exchange is restricted;

   2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   1) the value of amounts allocated to the sub-accounts of the variable account; and

   2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   a) is the sum of:

      1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

      2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

   b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

   c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   2) adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.


Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.




TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a) the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-  variable account charges;

-  the Contract Maintenance Charge;

-  underlying mutual fund charges;

-  investment performance of the underlying mutual funds; and

-  amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Gartmore Money Market Fund - Prime Shares to any other underlying mutual fund.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program


Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the Gartmore Money Market Fund - Prime Shares.


SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

   1) 10% of all purchase payments made to the contract as of the withdrawal date; or

   2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The annuity commencement date may be changed before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-  the age (or date) specified in your contract; or

-  the age (or date) specified by state law, where applicable.


If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   1) an annuity payment option; and

   2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the annuitant to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the annuitant to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

   1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then


   2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

An annuity payment option must be elected before the annuitization date. The annuity payment options are:

   1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Annuitants may request other options before the annuitization date. These options are subject to Nationwide's approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF ANNUITANT

If the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable. In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The beneficiary may elect to receive the death benefit:

   1) in a lump sum;

   2) as an annuity; or

   3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

   1) proper proof of the annuitant's death;

   2) an election specifying the distribution method; and

   3) any state required form(s).

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

- If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

   1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

   2) Nationwide approved the request.

- If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

   1) the contract value; or

   2) the sum of all purchase payments, less an adjustment for amounts surrendered.

  The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

- If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

   1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

   2) Nationwide approved the request.

- If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

   1) the contract value; or

   2) the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.


The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the annuitant designates to receive death proceeds upon the annuitant's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, and Roth IRAs after the death of the annuitant. A designated beneficiary is a natural person who is designated by the annuitant as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the annuitant are paid to the beneficiary or beneficiaries stipulated by the annuitant. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the annuitant's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, INDIVIDUAL RETIREMENT ACCOUNTS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an Individual Retirement Account, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the annuitant and a person 10 years younger than the annuitant. If the designated beneficiary is the spouse of the annuitant, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the annuitant and the annuitant's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Individual Retirement Accounts, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Account, SEP IRA or Simple IRA of the annuitant.

If the annuitant's entire interest in an Individual Retirement Account, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the annuitant's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the ANNUITANT dies before the required beginning date (in the case of an Individual Retirement Account, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the annuitant's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the annuitant's death. For calendar years after the death of the annuitant's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the annuitant's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the annuitant's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the annuitant's death.

If the annuitant dies on or after the required beginning date, the interest in the Individual Retirement Account, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the annuitant's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the annuitant's death. For calendar years after the death of the annuitant's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the annuitant's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of annuitant's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the annuitant's remaining life expectancy using the annuitant's birthday in the calendar year of the annuitant's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Accounts, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Account, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Accounts, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-  the type of contract purchased;

-  the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-  IRAs

-  SEP IRAs;

-  Simple IRAs; and

-  Roth IRAs.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-  it is made on or after the date on which the contract owner attains age 59
   1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-  it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the annuitant requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit annuitants to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.


If an annuitant is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   -  a transfer of the contract from one contract owner to another; or

   -  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   a) an individual who is two or more generations younger than the contract owner; or

   b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

   - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

   - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

   -  generally lowering federal income tax rates;

   - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

   - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

   -  eliminating and/or reducing the highest federal estate tax rates;

   -  increasing the estate tax credit; and

   -  for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   -  statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

   - semi-annual reports as of June 30 containing financial statements for the variable account; and

   - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion0 for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any material litigation of any nature.

ADVERTISING


A "yield" and "effective yield" may be advertised for the Gartmore Money Market Fund - Prime Shares. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Gartmore Money Market Fund's - Prime Shares units. Yield is an annualized figure, which means that it is assumed that the Gartmore Money Market Fund - Prime Shares generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -  precious metals;
   -  real estate;
   -  stocks and bonds;
   -  closed-end funds;
   -  bank money market deposit accounts and passbook savings;
   -  CDs; and
   -  the Consumer Price Index.


Market Indices

The sub-accounts will be compared to certain market indices, such as:


   -  S&P 500;
   -  Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -  Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -  Donoghue Money Fund Average;
   -  U.S. Treasury Note Index;
   -  Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   -  Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -  Lipper Analytical Services, Inc.;
   -  CDA/Wiesenberger;
   -  Morningstar;
   -  Donoghue's;
   -  magazines such as:
      -  Money;
      -  Forbes;
      -  Kiplinger's Personal Finance Magazine;
      -  Financial World;
      -  Consumer Reports;
      -  Business Week;
      -  Time;
      -  Newsweek;
      -  National Underwriter; and
      -  U.S. News and World Report;
   -  LIMRA;
   -  Value;
   -  Best's Agent Guide;
   -  Western Annuity Guide;
   -  Comparative Annuity Reports;
   -  Wall Street Journal;
   -  Barron's;
   -  Investor's Daily;
   -  Standard & Poor's Outlook; and
   -  Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and variable account charges of 1.30%. Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $10,000, variable account charges of 1.30% and no CDSC. An assumed initial investment of $10,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED RETURN


                                                                                             10 Years or Date
                                                                                             Fund Available in   Date Fund Added
                                                             1 Year To         5 Years To     Variable Account     to Variable
                   Sub-Account Options                       12/31/2001        12/31/2001      To 12/31/2001         Account
-------------------------------------------------------- ------------------ --------------- ------------------- -----------------
  American Century: Growth - Investor Class                   -28.14%             6.69%             4.41%            01/28/83
  American Century: Income & Growth - Investor Class          -18.69%             6.70%             7.30%            10/31/96
  American Century: International Growth - Investor           -35.60%             3.79%             6.89%            02/01/95
  Class
  American Century: Short-Term Government - Investor           -4.27%             0.91%             0.77%            04/30/84
  Class
  American Century: Ultra - Investor Class                    -24.42%             5.93%             6.88%            10/15/93
  Credit Suisse Emerging Growth Fund - Common Class           -33.78%            -0.54%             1.98%            12/18/95
  Credit Suisse Global Fixed Income Fund - Common Class        -8.09%               N/A            -0.58%            01/05/98
  Delchester Fund - Institutional Class                       -18.09%            -9.41%            -2.54%            12/31/92
  Dreyfus A Bonds Plus, Inc.                                   -6.77%             0.91%             0.92%            01/31/94
  Dreyfus Appreciation Fund                                   -20.87%               N/A             1.78%            01/05/98
  Dreyfus Balanced Fund, Inc.                                 -15.10%               N/A            -1.13%            01/05/98
  Dreyfus Premier Third Century Fund, Inc. - Class Z          -32.78%             3.85%             6.74%            01/04/93
  Dreyfus S & P 500 Index Fund                                -22.36%             6.15%             9.53%            01/04/93
  Evergreen Equity Income Fund - Y Shares                     -15.94%             3.63%             5.23%            01/04/93
  Federated Bond Fund - Class F                                -4.08%             0.38%             0.21%            11/01/96
  Federated High Yield Trust                                  -12.74%               N/A            -7.52%            12/31/97
  Fidelity Advisor Balanced Fund - Class T                    -12.76%             2.03%             2.60%            12/18/95
  Fidelity Advisor Equity Income Fund - Class T               -13.23%             5.76%             6.89%            12/18/95
  Fidelity Advisor Growth Opportunities Fund - Class T        -24.90%            -1.47%             1.53%            12/18/95
  Fidelity Advisor High Yield Fund - Class T                  -12.09%            -3.00%            -1.05%            12/18/95
  Fidelity Asset Manager(TM)                                  -14.61%             5.42%             5.06%            10/15/93
  Fidelity Capital & Income Fund                              -15.33%            -1.37%             5.50%            01/02/85
  Fidelity Equity-Income Fund                                 -15.61%             5.88%            10.34%            03/16/83
  Fidelity Magellan(R) Fund                                   -21.70%             6.99%            10.33%            01/04/93
  Fidelity Puritan Fund                                       -11.97%             5.06%             8.18%            01/04/93
  Fidelity VIP High Income Portfolio: Initial Class           -21.77%            -8.37%             1.86%            05/01/91
  Franklin Mutual Series Fund, Inc. - Mutual Shares            -5.45%               N/A             3.21%            01/05/98
  Fund: Class A
  Gartmore Bond Fund - Class D                                 -1.59%             1.55%             2.44%            01/29/81
  Gartmore Government Bond Fund - Class D                      -3.44%             2.48%             1.91%            12/18/95
  Gartmore Growth Fund  - Class D                             -36.51%            -5.95%             1.63%            01/29/81
  Gartmore Large Cap Value Fund - Class A                     -15.39%               N/A            -4.27%            12/23/98
  Gartmore Money Market Fund - Prime Shares                    -7.83%            -0.01%             0.02%            01/29/81
  Gartmore Total Return Fund - Class D                        -21.97%             5.36%             7.16%            01/29/81
  Gartmore Variable Insurance Trust - J.P. Morgan GVIT            N/A               N/A           -12.66%            08/01/01
  Balanced Fund - Class I
  INVESCO Dynamics Fund - Investor Class                      -41.19%               N/A            -2.03%            12/23/98
  Janus Fund                                                  -34.97%             5.65%             7.70%            12/18/95
  Janus Twenty Fund                                           -37.81%             8.57%             9.41%            10/15/93
  Janus Worldwide Fund                                        -32.00%             5.87%             5.94%            11/01/96
  Lazard Small Cap Portfolio - Open Shares                      6.15%               N/A             6.61%            12/23/98
  MFS(R) Strategic Income Fund - Class A                          N/A               N/A            -8.67%            07/20/01



                                                                                              10 Years or Date
                                                                                             Fund Available in   Date Fund Added
                                                             1 Year To         5 Years To     Variable Account     to Variable
                   Sub-Account Options                       12/31/2001        12/31/2001      To 12/31/2001         Account
-------------------------------------------------------- ------------------ --------------- ------------------- -----------------
  Nationwide(R) Large Cap Growth Fund - Class A              -30.04%                N/A           -12.37%            12/23/98
  Nationwide(R) Small Cap Fund - Class A                     -12.74%                N/A             1.76%            12/23/98
  Nationwide S&P 500(R) Index Fund - Service Class           -22.32%                N/A            -8.13%            12/23/98
  Neuberger Berman Genesis Fund - Trust Class                  0.62%                N/A             4.36%            01/05/98
  Neuberger Berman Guardian Fund, Inc. - Investor Class      -12.70%              0.13%             4.85%            01/31/94
  Neuberger Berman Limited Maturity Bond Fund -               -3.01%              0.78%             0.58%            09/30/93
  Investor Class
  Neuberger Berman Partners Fund, Inc. - Investor Class      -13.78%              3.30%             8.86%            01/04/93
  Oppenheimer Global Fund - Class A                          -21.84%             10.83%            12.72%            01/04/93
  Phoenix-Oakhurst Balanced Fund Series - Class A             -9.24%              5.23%             5.22%            01/31/94
  Strong Advisor Common Stock Fund, Inc.                     -12.57%                N/A             6.50%            12/23/98
  Strong Large Cap Growth Fund                               -40.63%              5.10%             8.42%            01/04/93
  Templeton Foreign Fund - Class A                           -18.28%             -0.12%             3.63%            02/01/95


NON-STANDARDIZED RETURN


                                                                                                10 Years To
                                                             1 Year To         5 Years To      12/31/2001 or        Date Fund
                   Sub-Account Options                       12/31/2001        12/31/2001       Life of Fund        Effective
-------------------------------------------------------- ------------------ --------------- ------------------- -----------------
  American Century: Growth - Investor Class                  -20.03%              8.93%            6.74%             06/30/71
  American Century: Income & Growth - Investor Class          -9.87%              9.02%           11.48%             12/17/90
  American Century: International Growth - Investor          -28.05%              6.22%            8.66%             05/09/91
  Class
  American Century: Short-Term Government - Investor           5.43%              4.09%            3.48%             12/15/82
  Class
  American Century: Ultra - Investor Class                   -16.03%              8.26%            9.92%             11/02/81
  Credit Suisse Emerging Growth Fund - Common Class          -26.10%              2.20%            8.08%             01/21/88
  Credit Suisse Global Fixed Income Fund - Common Class        1.53%              2.59%            4.43%             11/01/90
  Delchester Fund - Institutional Class                       -9.23%             -6.03%            1.41%             08/20/70
  Dreyfus A Bonds Plus, Inc.                                   2.93%              4.06%            5.02%             06/25/76
  Dreyfus Appreciation Fund                                  -12.22%              9.18%           10.55%             01/18/84
  Dreyfus Balanced Fund, Inc.                                 -6.01%              5.07%            7.65%             09/30/92
  Dreyfus Premier Third Century Fund, Inc. - Class Z         -25.02%              6.20%            7.71%             03/29/72
  Dreyfus S & P 500 Index Fund                               -13.81%              8.48%           10.74%             01/02/90
  Evergreen Equity Income Fund - Y Shares                     -6.91%              6.37%            7.48%             08/31/78
  Federated Bond Fund - Class F                                5.62%              3.53%            6.21%             05/20/87
  Federated High Yield Trust                                  -3.47%             -0.86%            4.69%             08/23/84
  Fidelity Advisor Balanced Fund - Class T                    -3.49%              4.80%            6.06%             01/06/87
  Fidelity Advisor Equity Income Fund - Class T               -4.00%              8.34%           11.78%             04/25/83
  Fidelity Advisor Growth Opportunities Fund - Class T       -16.55%              1.24%            8.44%             11/18/87
  Fidelity Advisor High Yield Fund - Class T                  -2.77%              0.15%            6.38%             01/05/87
  Fidelity Asset Manager(TM)                                  -5.48%              8.01%            8.97%             12/28/88
  Fidelity Capital & Income Fund                              -6.26%              1.66%            7.25%             11/01/77
  Fidelity Equity-Income Fund                                 -6.56%              8.42%           12.00%             05/16/66
  Fidelity Magellan(R) Fund                                  -13.11%              9.31%           11.26%             05/02/63
  Fidelity Puritan Fund                                       -2.65%              7.71%           10.42%             04/16/47



                                                                                                10 Years To
                                                             1 Year To         5 Years To      12/31/2001 or        Date Fund
                   Sub-Account Options                       12/31/2001        12/31/2001       Life of Fund        Effective
-------------------------------------------------------- ------------------ --------------- ------------------- -----------------
  Fidelity VIP High Income Portfolio: Initial Class          -13.19%             -5.13%             3.72%            09/19/85
  Franklin Mutual Series Fund, Inc. - Mutual Shares            4.25%              9.97%            13.42%            07/01/49
  Fund: Class A
  Gartmore Bond Fund - Class D                                 8.11%              4.66%             4.89%            03/03/80
  Gartmore Government Bond Fund - Class D                      6.26%              5.53%             5.34%            02/28/92
  Gartmore Growth Fund - Class D                             -29.03%             -3.22%             3.60%            02/27/61
  Gartmore Large Cap Value Fund - Class A                     -6.32%                N/A             1.69%            11/02/98
  Gartmore Money Market Fund - Prime Shares                    1.81%              3.20%             2.79%            03/03/80
  Gartmore Total Return Fund - Class D                       -13.40%              7.71%             9.13%            05/11/33
  Gartmore Variable Insurance Trust - J.P. Morgan GVIT        -5.23%                N/A            -0.15%            10/31/97
   Balanced Fund - Class I
  INVESCO Dynamics Fund - Investor Class                     -34.07%              8.59%            11.44%            09/01/67
  Janus Fund                                                 -27.37%              7.91%             9.45%            02/05/70
  Janus Twenty Fund                                          -30.43%             10.53%            10.11%            04/26/85
  Janus Worldwide Fund                                       -24.19%              8.20%            11.94%            05/15/91
  Lazard Small Cap Portfolio - Open Shares                    15.85%                N/A             7.03%            01/30/97
  MFS(R) Strategic Income Fund - Class A                       0.47%              2.30%               N/A            04/26/91
  Nationwide(R) Large Cap Growth Fund - Class A              -22.08%                N/A            -3.06%            11/02/98
  Nationwide(R) Small Cap Fund - Class A                      -3.47%                N/A             7.58%            11/02/98
  Nationwide S&P 500(R) Index Fund - Service Class           -13.78%                N/A            -0.73%            07/24/98
  Neuberger Berman Genesis Fund - Trust Class                 10.32%             12.43%            13.66%            09/26/88
  Neuberger Berman Guardian Fund, Inc. - Investor Class       -3.43%              3.13%             8.79%            06/01/50
  Neuberger Berman Limited Maturity Bond Fund -                6.69%              3.97%             3.83%            06/09/86
  Investor Class
  Neuberger Berman Partners Fund, Inc. - Investor Class       -4.59%              5.99%            11.10%            01/20/75
  Oppenheimer Global Fund - Class A                          -13.25%             13.14%            10.82%            12/22/69
  Phoenix-Oakhurst Balanced Fund Series - Class A              0.29%              7.88%             7.00%            01/02/76
  Strong Advisor Common Stock Fund, Inc.                      -3.29%             10.82%            14.11%            12/29/89
  Strong Large Cap Growth Fund                               -33.46%              7.36%             8.83%            12/30/81
  Templeton Foreign Fund - Class A                            -9.43%              2.98%             6.87%            10/05/82




            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................1
Underwriters................................................................2
Calculation of Performance..................................................2
Annuity Payments............................................................2
Financial Statements........................................................3

APPENDIX A:  OBJECTIVES FOR THE UNDERLYING MUTUAL FUNDS

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: GROWTH - INVESTOR CLASS

Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH - INVESTOR CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: INTERNATIONAL GROWTH - INVESTOR CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: SHORT-TERM GOVERNMENT - INVESTOR CLASS

Investment Objective: Seeks current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. The fund invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the fund's investment adviser.

CREDIT SUISSE EMERGING GROWTH FUND - COMMON CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential. Credit Suisse Asset Management, LLC, serves as the Fund's investment adviser.

CREDIT SUISSE GLOBAL FIXED INCOME FUND - COMMON CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund will pursue its objective by investing in a portfolio principally consisting of investment grade fixed income securities of governmental and corporate issuers denominated in various currencies, including U.S. dollars. Credit Suisse Asset Management, LLC, serves as the fund's investment adviser.

DELCHESTER FUND - INSTITUTIONAL CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the fund than an investment in a mutual fund comprised primarily of investment grade bonds. Delaware Management Company, Inc. serves as the fund's investment adviser.

DREYFUS A BONDS PLUS, INC. (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: To provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions.

The fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the fund's investment objective will be achieved. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS APPRECIATION FUND (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1,
1993)

Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS BALANCED FUND, INC. (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS S & P 500 INDEX FUND (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares. The Dreyfus Corporation serves as the fund's investment adviser.

EVERGREEN EQUITY INCOME FUND - Y SHARES (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks to achieve a return consisting of current income and capital growth in the value of its shares. The Fund invests primarily in common stocks and securities convertible into common stocks across all market capitalizations that on the purchase date pay a yield higher than the average yield of companies included in the S&P 500. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth -oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund intends to invest in investment grade bonds and convertible debentures of any quality up to 25% of its assets. The Fund may also invest up to 50% of its assets in foreign securities. Evergreen Investment Management Company, LLC serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the fund's investment objective. Federated Investment Management Company serves as the fund's investment adviser.

FEDERATED HIGH YIELD TRUST (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Investment Management Company serves as the fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS T (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: A bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ASSET MANAGER (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1,
1993)

Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY CAPITAL & INCOME FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 1,
1993)

Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY MAGELLAN(R) FUND (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1,
1993)

Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the fund's management believes that this income will have a favorable influence on the market value of the security. Because the fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY PURITAN FUND (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1,
1993)

Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY VIP HIGH INCOME PORTFOLIO: INITIAL CLASS (NO ADDITIONAL PURCHASE PAYMENTS OR EXCHANGES MAY BE MADE TO THIS UNDERLYING MUTUAL FUND ON OR AFTER DECEMBER 1, 1993)


Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

- at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

- up to 20% in common stocks and other equity securities when consistent with the portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the fund's investment adviser.

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the fund's investment adviser.


GARTMORE BOND FUND - CLASS D


Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the fund will be intermediate, which is defined as being between six and ten years. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment advisor. GMF is an indirect subsidiary of Nationwide Financial Services, Inc.


GARTMORE GOVERNMENT BOND FUND - CLASS D (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment advisor. GMF is an indirect subsidiary of Nationwide Financial Services, Inc.


GARTMORE GROWTH FUND - CLASS D

Investment Objective: Seeks long-term capital appreciation. The fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment advisor. GMF is an indirect subsidiary of Nationwide Financial Services, Inc.

GARTMORE LARGE CAP VALUE FUND - CLASS A (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment advisor. GMF is an indirect subsidiary of Nationwide Financial Services, Inc. Brinson Partners, Inc. is the fund's sub-adviser.

GARTMORE MONEY MARKET FUND - PRIME SHARES

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund invests in high-quality money market instruments maturing in 397 days or less. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment advisor. GMF is an indirect subsidiary of Nationwide Financial Services, Inc.

GARTMORE TOTAL RETURN FUND - CLASS D


Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment advisor. GMF is an indirect subsidiary of Nationwide Financial Services, Inc.

GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

    J.P. MORGAN GVIT BALANCED FUND: CLASS I

    Subadviser: J.P. Morgan Investment Management, Inc.
    Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.


INVESCO DYNAMICS FUND - INVESTOR CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: To seek appreciation of capital through aggressive investment policies. The fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Fund Group, Inc. serves as the fund's investment adviser. INVESCO Trust Company serves as the fund's sub-adviser.


JANUS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER OCTOBER 31, 2001)


Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.


JANUS TWENTY FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER OCTOBER 31, 2001)


Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the fund's investment adviser.


JANUS WORLDWIDE FUND (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1,
1993)


Investment Objective: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the fund's investment adviser.

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the fund's investment adviser.


MFS(R) STRATEGIC INCOME FUND - CLASS A

Investment Objective: High current income by investing in fixed income securities. The Fund's secondary objective is to provide significant capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in fixed income securities. Massachusetts Financial Services Company is the Fund's investment adviser.


NATIONWIDE LARGE CAP GROWTH FUND - CLASS A (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks long-term capital appreciation. The fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects of earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in Russell 1000(R) Growth Index, which currently have market capitalizations that range from $14 billion to $272 billion. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment advisor. GMF is an indirect subsidiary of Nationwide Financial Services, Inc. Goldman Sachs Asset Management is the Fund's sub-adviser.


NATIONWIDE SMALL CAP FUND - CLASS A (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


Investment Objective: Seeks long-term capital appreciation. The fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment advisor. GMF is an indirect subsidiary of Nationwide Financial Services, Inc. INVESCO Management & Research, Inc. serves as the fund's sub-adviser, providing daily portfolio management for the fund.


NATIONWIDE S&P 500(R) INDEX FUND - SERVICE CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Gartmore Mutual Fund Capital Trust ("GMF") is the fund's investment adviser. GMF is an indirect subsidiary of Nationwide Financial Services, Inc. The Dreyfus Corporation is the fund's sub-adviser.

"S&P(R)" has been licensed for use by GMF. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

NEUBERGER BERMAN GENESIS FUND - TRUST CLASS (NOT AVAILABLE FOR PLANS ESTABLISHED ON OR AFTER MARCH 6, 1998)


Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the fund's investment adviser.

NEUBERGER BERMAN GUARDIAN FUND, INC. - INVESTOR CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the fund's investments is on common stock. The fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the fund's investment adviser.

NEUBERGER BERMAN LIMITED MATURITY BOND FUND - INVESTOR CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective. Neuberger Berman Management Incorporated serves as the fund's investment adviser.

NEUBERGER BERMAN PARTNERS FUND, INC. - INVESTOR CLASS (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital growth. The fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The fund's management believes that the fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital appreciation. The fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the fund's investment adviser.

PHOENIX-OAKHURST BALANCED FUND SERIES - CLASS A (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement. Phoenix Investment Counsel serves as the fund's investment adviser.

STRONG ADVISOR COMMON STOCK FUND, INC. (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

STRONG LARGE CAP GROWTH FUND (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks capital growth. The fund invests at least 65% of its assets in stocks of large-capitalization companies that its managers believe offer the potential for capital growth. Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Index at the time of investment. The fund's managers seek to identify companies that have accelerating sales and earnings, enjoy a competitive advantage (for example, dominant market share), and have effective management (for example, high return on invested capital). The managers may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. Strong Capital Management, Inc. serves as the fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
American Century: Growth -       99.058910          79.512370            -19.73%             138,099          2001
Investor Class                  117.667874          99.058910            -15.81%             148,234          2000
                                 88.518097         117.667874             32.93%             153,919          1999
                                 65.572069          88.518097             34.99%             150,519          1998
                                 51.389039          65.572069             27.60%             158,492          1997
                                 45.274141          51.389039             13.51%             186,518          1996
                                 38.113717          45.274141             18.79%             231,124          1995
                                 39.197771          38.113717             -2.77%             324,141          1994
                                 38.275689          39.197771              2.41%             335,369          1993
                                 40.518750          38.275689             -5.54%             404,811          1992
                                 24.287059          40.518750             66.83%             410,440          1991

American Century: Income &       18.136235          16.400321             -9.57%             524,128          2001
Growth - Investor Class          20.537578          18.136235            -11.69%             539,511          2000
                                 17.640513          20.537578             16.42%             534,684          1999
                                 14.002308          17.640513             25.98%             397,026          1998
                                 10.551440          14.002308             32.71%             135,424          1997
                                 10.000000          10.551440              5.51%              18,133          1996

American Century:                25.077938          18.119357            -27.75%             123,761          2001
International Growth -           29.892733          25.077938            -16.11%             123,327          2000
Investor Class                   18.416900          29.892733             62.31%              67,212          1999
                                 15.678789          18.416900             17.46%              48,212          1998
                                 13.268469          15.678789             18.17%              31,799          1997
                                 11.748911          13.268469             12.93%               7,683          1996
                                 10.000000          11.748911             17.49%              25,477          1995

American Century: Short          24.610929          26.022142              5.73%              71,996          2001
Term Government - Investor       23.132624          24.610929              6.39%             102,017          2000
Class                            23.012292          23.132624              0.52%              87,493          1999
                                 21.986961          23.012292              4.66%             131,664          1998
                                 21.012508          21.986961              4.64%             138,808          1997
                                 20.449954          21.012508              2.75%             157,941          1996
                                 18.748399          20.449954              9.08%             216,620          1995
                                 19.087872          18.748399             -1.78%             183,649          1994
                                 18.563845          19.087872              2.82%             182,484          1993
                                 18.018283          18.563845              3.03%             177,970          1992
                                 16.352445          18.018283             10.19%             191,264          1991

American Century: Ultra -        24.597823          20.728384            -15.73%             995,997          2001
Investor Class                   31.115121          24.597823            -20.95%           1,057,861          2000
                                 22.284614          31.115121             39.63%             958,510          1999
                                 16.780808         722.284614             32.80%             784,677          1998
                                 13.807925          16.780808             21.53%             660,821          1997
                                 12.289075          13.807925             12.36%             530,842          1996
                                  9.043121          12.289075             35.89%             266,570          1995
                                  9.505758           9.043121             -4.87%             116,020          1994
                                 10.000000           9.505758             -4.94%               2,713          1993



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
Credit Suisse Emerging           17.950417          13.319611              -25.80%           317,127          2001
Growth Fund - Common Class       20.672241          17.950417              -13.17%           339,409          2000
                                 14.769496          20.672241                39.97           288,739          1999
                                 14.140391          14.769496                4.45%           338,034          1998
                                 11.814248          14.140391               19.69%           316,835          1997
                                 10.895016          11.814248                8.44%           250,912          1996
                                 10.000000          10.895016                8.95%                 0          1995

Credit Suisse Global Fixed       11.172038          11.376047                1.83%            16,666          2001
Income Fund - Common Class       10.554122          11.172038                5.85%            15,052          2000
                                 10.651516          10.554122               -0.91%             5,420          1999
                                 10.000000          10.651516                6.52%            14,079          1998

Delchester Fund                  11.024016          10.141053               -8.01%            39,799          2001
-Institutional Class             14.244875          11.024016              -22.61%            57,457          2000
                                 14.911925          14.244875               -4.47%            79,605          1999
                                 15.348845          14.911925               -2.85%            73,489          1998
                                 13.618147          15.348845               12.71%            87,319          1997
                                 12.257125          13.618147               11.10%            70,363          1996
                                 10.867271          12.257125               12.79%            65,214          1995
                                 11.511092          10.867271               -5.59%            43,997          1994
                                 10.000000          11.511092               15.11%            15,953          1993

Dreyfus A Bonds Plus, Inc.       13.124465          13.547919                3.23%           202,272          2001
                                 12.061566          13.124465                8.81%           157,768          2000
                                 12.008201          12.061566                0.44%           160,276          1999
                                 11.848519          12.008201                1.35%            14,859          1998
                                 10.958199          11.848519                8.12%           156,006          1997
                                 10.819193          10.958199                1.28%           169,248          1996
                                  9.110600          10.819193               18.75%            53,005          1995
                                 10.000000           9.110600               -8.89%            15,283          1994

Dreyfus Appreciation Fund,       13.878593          12.224747              -11.92%           173,920          2001
Inc.                             13.811292          13.878593                0.49%           161,490          2000
                                 12.724781          13.811292                8.54%           156,211          1999
                                 10.000000          12.724781               27.25%            56,730          1998

Dreyfus Balanced Fund,           11.775576          11.103351               -5.71%            79,980          2001
Inc.                             11.699291          11.775576                0.65%            67,570          2000
                                 10.755504          11.699291                8.77%            29,698          1999
                                 10.000000          10.755504                7.56%            14,859          1998

Dreyfus Premier Third            28.523380          21.473521              -24.72%            70,673          2001
Century Fund, Inc. -             33.178138          28.523380              -14.03%            72,298          2000
Class Z                          25.825514          33.178138               28.47%            59,207          1999
                                 20.101260          25.825514               28.48%            41,708          1998
                                 15.742432          20.101260               27.69%            35,892          1997
                                 12.829548          15.742432               22.70%            21,194          1996
                                  9.570659          12.829548               34.05%            12,292          1995
                                 10.477293           9.570659               -8.65%             7,325          1994
                                 10.000000          10.477293                4.77%             2,583          1993



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
Dreyfus S & P 500 Index          30.697964          26.550137            -13.51%             789,038          2001
Fund                             34.392545          30.697964            -10.74%             746,793          2000
                                 28.976575          34.392545             18.69%             692,394          1999
                                 22.921661          28.976575             26.42%             429,513          1998
                                 17.509385          22.921661             30.91%             332,923          1997
                                 14.505515          17.509385             20.71%             187,389          1996
                                 10.749166          14.505515             34.95%              33,323          1995
                                 10.819026          10.749166             -0.65%              12,668          1994
                                 10.000000          10.819026              8.19%                 585          1993

Evergreen Equity Income          20.691982          19.323871             -6.61%              37,440          2001
Fund - Y Shares                  19.561585          20.691982              5.78%              69,614          2000
                                 17.031564          19.561585             14.85%              72,494          1999
                                 17.394044          17.031564             -2.08%              75,243          1998
                                 14.032960          17.394044             23.95%              63,791          1997
                                 12.594984          14.032960             11.42%              65,357          1996
                                 10.301799          12.594984             22.26%              60,789          1995
                                 11.153183          10.301799             -7.63%              51,305          1994
                                 10.000000          11.153183             11.53%              32,321          1993

Federated Bond Fund -            11.514205          12.195901              5.92%             123,470          2001
Class F                          11.130751          11.514205              3.44%             108,245          2000
                                 11.547474          11.130751             -3.61%             139,182          1999
                                 11.076983          11.547474              4.25%             104,392          1998
                                 10.117861          11.076983              9.48%              33,538          1997
                                 10.000000          10.117861              1.18%               9,873          1996

Federated High Yield Trust        8.971948           8.687742             -3.17%              49,468          2001
                                 10.042770           8.971948            -10.66%              45,649          2000
                                  9.976102          10.042770              0.67%              49,637          1999
                                 10.000000           9.976102             -0.24%              49,055          1998

Fidelity Advisor Balanced        14.384426          13.924940             -3.19%              86,449          2001
Fund - Class T                   15.455350          14.384426             -6.93%              79,760          2000
                                 14.984876          15.455350              3.14%              86,087          1999
                                 13.150098          14.984876             13.95%              31,056          1998
                                 10.890814          13.150098             20.74%              13,345          1997
                                 10.177458          10.890814              7.01%               2,740          1996
                                 10.000000          10.177458              1.77%                   0          1995

Fidelity Advisor Equity          18.092498          17.422645             -3.70%             145,153          2001
Income Fund - Class T            16.762859          18.092498              7.93%             114,461          2000
                                 16.455574          16.762859              1.87%             122,013          1999
                                 14.355400          16.455574             14.63%             103,814          1998
                                 11.552736          14.355400             24.26%              84,318          1997
                                 10.213719          11.552736             13.11%              59,163          1996
                                 10.000000          10.213719              2.14%                   0          1995



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
Fidelity Advisor Growth          15.413519          12.909284            -16.25%             414,206          2001
Opportunities Fund -             19.101353          15.413519            -19.31%             443,491          2000
Class T                          18.629791          19.101353              2.53%             488,519          1999
                                 15.224094          18.629791             22.37%             391,088          1998
                                 11.997760          15.224094             26.89%             315,184          1997
                                 10.325686          11.997760             16.19%             177,245          1996
                                 10.000000          10.325686              3.26%                   0          1995

Fidelity Advisor High            11.774147          11.483101             -2.47%             184,770          2001
Yield Fund - Class T             13.417364          11.774147            -12.25%             209,619          2000
                                 12.545500          13.417364              6.95%             219,180          1999
                                 12.767617          12.545500             -1.74%              22,247          1998
                                 11.241941          12.767617             13.57%             195,236          1997
                                 10.057673          11.241941             11.77%              70,939          1996
                                 10.000000          10.057673              0.58%                   0          1995

Fidelity Asset Manager(TM)       19.494857          18.484216             -5.18%             284,944          2001
                                 19.290540          19.494857              1.06%             299,977          2000
                                 17.206302          19.290540             12.11%             290,579          1999
                                 15.016191          17.206302             14.58%             240,850          1998
                                 12.442308          15.016191             20.57%             244,272          1997
                                 11.183603          12.442308             11.25%             244,667          1996
                                  9.589367          11.183603             16.63%             198,546          1995
                                 10.415849           9.589367             -7.93%             150,536          1994
                                 10.000000          10.415849              4.16%               3,292          1993

Fidelity Capital & Income        48.286748          45.417819             -5.94%              13,985          2001
Fund                             54.000183          48.286748            -10.58%              15,364          2000
                                 48.330455          54.000183             11.73%              17,840          1999
                                 46.743425          48.330455              3.40%              24,848          1998
                                 41.287772          46.743425             13.21%              27,378          1997
                                 37.550944          41.287772              9.95%              29,770          1996
                                 32.589111          37.550944             15.23%              37,608          1995
                                 34.612981          32.589111             -5.85%              47,236          1994
                                 28.076548          34.612981             23.28%              59,521          1993
                                 22.214568          28.076548             26.39%              67,342          1992
                                 17.337275          22.214568             28.13%              73,366          1991

Fidelity Equity-Income Fund      89.259809          83.671321             -6.26%             137,625          2001
                                 83.313397          89.259809              7.14%             146,711          2000
                                 78.774753          83.313397              5.76%             193,545          1999
                                 70.928467          78.774753             11.06%             216,592          1998
                                 55.285184          70.928467             28.30%             245,733          1997
                                 46.285491          55.285184             19.44%             257,747          1996
                                 35.576037          46.285491             30.10%             263,736          1995
                                 35.955883          35.576037             -1.06%             306,544          1994
                                 30.029661          35.955883             19.73%             305,774          1993
                                 26.531856          30.029661             13.18%             285,928          1992
                                 20.772673          26.531856             27.72%             294,858          1991



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
Fidelity Magellan(R) Fund        32.174567          28.053548            -12.81%            1,116,33          2001
                                 35.935860          32.174567            -10.47%           1,162,034          2000
                                 29.350937          35.935860             22.44%           1,080,953          1999
                                 22.253917          29.350937             31.89%             775,189          1998
                                 17.810611          22.253917             24.95%             655,202          1997
                                 16.158074          17.810611             10.23%               6,562          1996
                                 11.964387          16.158074             35.05%              63,859          1995
                                 12.346838          11.964387             -3.10%               7,064          1994
                                 10.000000          12.346838             23.47%               9,100          1993
Fidelity Puritan Fund            25.581595          24.004249             -2.35%             526,520          2001
                                 23.106868          24.581595              6.38%             546,155          2000
                                 22.760633          23.106868              1.52%             637,179          1999
                                 19.778111          22.760633             15.08%             631,678          1998
                                 16.377974          19.778111             20.76%              99,590          1997
                                 14.410892          16.377974             13.65%              75,617          1996
                                 12.020413          14.410892             19.89%               1,466          1995
                                 11.972512          12.020413              0.40%              61,179          1994
                                 10.000000          11.972512             19.73%               4,320          1993

Fidelity VIP High Income         19.523183          17.007355            -12.89%               4,118          2001
Portfolio: Initial Class         25.512888          19.523183            -23.48%               4,173          2000
                                 23.899779          25.512888              6.75%               4,175          1999
                                 25.310146          23.899779             -5.57%               5,077          1998
                                 21.793257          25.310146             16.14%                 793          1997
                                 19.364421          21.793257             12.54%               2,382          1996
                                 16.267014          19.364421             19.04%               2,970          1995
                                 16.739460          16.267014             -2.82%               4,151          1994
                                 14.073333          16.739460             18.94%               2,931          1993
                                 11.587552          14.073333             21.45%               2,842          1992
                                 10.000000          11.587552             15.88%                 365          1991

Franklin Mutual Series,          11.864272          13.068429             10.15%             162,850          2001
Inc. - Mutual Shares Fund        11.164707          11.864272              6.27%              43,618          2000
- Class A                         9.868029          11.164707             13.14%              26,055          1999
                                 10.000000           9.868029             -1.32%              18,848          1998

Gartmore Bond Fund - Class       44.413739          48.148472              8.41%              34,762          2001
D - Q                            41.898652          44.413739              6.00%              32,956          2000
                                 43.667785          41.898652             -4.05%              37,478          1999
                                 40.827520          43.667785              6.96%              36,470          1998
                                 37.842928          40.827520              7.89%              41,735          1997
                                 37.782872          37.842928              0.16%              42,476          1996
                                 30.832258          37.782872             22.54%              38,843          1995
                                 33.991130          30.832258             -9.29%              35,282          1994
                                 31.104546          33.991130              9.28%              35,392          1993
                                 29.186916          31.104546              6.57%              21,409          1992
                                 25.300143          29.186916             15.36%              18,724          1991



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
Gartmore Bond Fund - Class       44.223337          47.942060                8.41%                73          2001
D - NQ                           41.719901          44.223337                6.00%                73          2000
                                 43.480582          41.719901               -4.05%                73          1999
                                 40.652493          43.480582                6.96%               148          1998
                                 37.680696          40.652493                7.89%               176          1997
                                 37.620900          37.680696                0.16%               194          1996
                                 30.700082          37.620900               22.54%               622          1995
                                 33.845410          30.700082               -9.29%               657          1994
                                 30.971200          33.845410                9.28%               676          1993
                                 29.061793          30.971200                6.57%               836          1992
                                 25.191682          29.061793               15.36%             1,030          1997
                                 23.585215          25.191682                6.81%             1,070          1990

Gartmore Government Bond         12.848276          13.690706                6.56%            90,136          2001
Fund - Class D                   11.529833          12.848276               11.44%            33,952          2000
                                 11.915504          11.529833               -3.24%            38,138          1999
                                 11.156351          11.915504                6.80%            43,459          1998
                                 10.324818          11.156351                8.05%             6,737          1997
                                 10.124709          10.324818                1.98%             6,372          1996
                                 10.000000          10.124709                1.25%                 0          1995

Gartmore Growth Fund -           90.921898          64.799205              -28.73%            20,929          2001
Class D - Q                     132.098827          90.921898              -31.17%            19,276          2000
                                114.746202         132.098827               15.12%            26,654          1999
                                 93.947252         114.746202               22.14%            30,515          1998
                                 75.405663          93.947252               24.59%            46,513          1997
                                 65.471148          75.405663               15.17%            48,441          1996
                                 51.535806          65.471148               27.04%            48,841          1995
                                 51.458079          51.535806                0.15%            48,009          1994
                                 46.832151          51.458079                9.88%            48,190          1993
                                 44.639577          46.832151                4.91%            48,853          1992
                                 33.241418          44.639577               34.29%            42,168          1991

Gartmore Growth Fund -           96.002074          68.419812              -28.73%               179          2001
Class D - NQ                    139.479726          96.002074              -31.17%               198          2000
                                121.157545         139.479726               15.12%               208          1999
                                 99.196488         121.157545               22.14%               218          1998
                                 79.618909          99.196488               24.59%               229          1997
                                 69.129314          79.618909               15.17%               230          1996
                                 54.415339          69.129314               27.04%               120          1995
                                 54.333269          54.415339                0.15%               121          1994
                                 49.448867          54.333269                9.88%               126          1993
                                 47.133788          49.448867                4.91%               397          1992
                                 35.098768          47.133788               34.29%               568          1991

Gartmore Large Cap Value         10.960933          10.300589               -6.02%            39,754          2001
Fund  - Class A                   9.619068          10.960933               13.95%            11,928          2000
                                 10.229636           9.619068               -5.97%               109          1999
                                 10.000000          10.229636                2.30%                 0          1998



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
Gartmore Money Market Fund      28.654201           29.257720                2.11%            13,826          2001
- Prime Shares* - Pre
12/25/82 - Q
                                27.412298           28.654201                4.53%            24,257          2000
                                26.532610           27.412298                3.32%            27,248          1999
                                26.532610           26.532610                0.00%            32,588          1988
                                25.582330           26.532610                3.71%            32,255          1997
                                24.656210           25.582330                3.76%            43,632          1996
                                23.787066           24.656210                3.61%            49,431          1995
                                22.850271           23.797066                4.14%            49,996          1994
                                22.315407           88.850271                2.40%            56,127          1993
                                22.042019           22.315407                1.24%            68,074          1992
                                21.636991           22.042019                1.87%            92,318          1991

Gartmore Money Market Fund      22.755940           23.235229                2.11%           645,265          2001
- Prime Shares* - On and        21.769674           22.755940                4.53%           594,611          2000
After 12/25/82 - Q              21.071063           21.769674                3.32%           621,449          1999
                                20.316392           21.071063                3.71%           503,152          1998
                                19.580907           20.316392                3.76%            32,458          1997
                                18.898613           19.580907                3.61%           327,248          1996
                                18.146709           18.898613                4.14%           424,693          1995
                                17.721943           18.146709                2.40%           326,464          1994
                                17.504831           17.721943                1.24%           294,859          1993
                                17.183173           17.504831                1.87%           303,845          1992
                                16.480790           17.183176                4.26%           450,748          1991

Gartmore Money Market Fund      28.835292           29.442625                2.11%               833          2001
- Prime Shares* - On and        27.585541           28.835292                4.53%               836          2000
After 12/25/82 - NQ             26.700292           27.585541                3.32%               838          1999
                                25.744006           26.700292                3.71%               841          1998
                                24.812035           25.744006                3.76%               844          1997
                                23.947460           24.812035                3.61%             1,317          1996
                                22.994681           23.947460                4.14%             1,323          1995
                                22.456439           22.994681                2.40%             1,329          1994
                                22.181323           22.456439                1.24%             1,335          1993
                                21.773734           22.181323                1.87%             2,211          1992
                                20.883706           21.773734                4.26%             3,526          1991

Gartmore Total Return          119.150408          103.545349              -13.10%            53,874          2001
Fund  - Class D - Q            123.552516          119.150408               -3.56%            56,417          2000
                               125.467347          123.552516               -1.53%            69,097          1999
                                97.524886          125.467347               28.65%            59,155          1998
                                70.764576           97.524886               37.82%            45,672          1997
                                57.857937           70.764576               22.31%            34,681          1996
                                45.095466           57.857937               28.30%            30,473          1995
                                45.422888           45.095466               -0.72%            32,311          1994
                                43.104048           45.422888                5.38%            32,770          1993
                                42.418147           43.104048                1.62%            30,648          1992
                                33.001868           42.418147               28.53%            28,864          1991



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
Gartmore Total Return           124.107265         107.853019              -13.10%                92          2001
Fund  - Class D - NQ            128.692505         124.107265               -3.56%               122          2000
                                130.686988         128.692505               -1.53%               149          1999
                                101.582074         130.686988               28.65%               176          1998
                                 73.708492         101.582074               37.82%               314          1997
                                 60.264917          73.708492               22.31%               314          1996
                                 46.971513          60.264917               28.30%               258          1995
                                 47.312558          46.971513               -0.72%               259          1994
                                 44.897247          47.312558                5.38%               260          1993
                                 44.182806          44.897247                1.62%               261          1992
                                 34.374796          44.482806               28.53%               753          1991

Gartmore Variable                10.000000           9.691085               -3.09%             7,558          2001
Insurance Trust - J.P.
Morgan GVIT Balanced Fund
- Class I

INVESCO Dynamics Fund            16.215857          10.740031              -33.77%           593,472          2001
                                 17.811356          16.215857               -8.96%           642,744          2000
                                 10.504025          17.811356               69.57%           198,949          1999
                                 10.000000          10.504025                5.04%                 0          1998

Janus Fund                       24.478898          17.851634              -27.07%           748,308          2001
                                 29.145619          24.478898              -16.01%           797,517          2000
                                 20.070038          29.145619               45.22%           595,937          1999
                                 14.640570          20.070038               37.09%           303,830          1998
                                 12.087447          14.640570               21.12%            35,485          1997
                                 10.239338          12.087447               18.05%            33,123          1996
                                 10.000000          10.239338                2.39%                 0          1995

Janus Twenty Fund                35.116816          24.536301              -30.13%         1,153,020          2001
                                 52.641837          35.116816              -33.29%         1,190,390          2000
                                 32.342568          52.641837               62.76%           995,837          1999
                                 18.897600          32.342568               71.15%           507,576          1998
                                 14.762398          18.897600               28.01%            12,701          1997
                                 11.699046          14.762398               26.18%            30,288          1996
                                  8.701036          11.699046               34.46%             6,594          1995
                                  9.451097           8.701036               -7.94%             6,135          1994
                                 10.000000           9.451097               -5.49%             1,020          1993

Janus Worldwide Fund             20.289932          15.443379              -23.89%           972,867          2001
                                 24.727791          20.289932              -17.95%         1,054,795          2000
                                 15.241714          24.727791               62.24%           769,694          1999
                                 12.268712          15.241714               24.23%           459,107          1998
                                 10.317427          12.268712               18.91%            23,968          1997
                                 10.000000          10.317427                3.17%             5,099          1996

Lazard Small Cap Portfolio       11.940435          13.868643               16.15%            86,606          2001
- Open Shares                    10.464373          11.940435               14.11%            32,088          2000
                                 10.448830          10.464373                0.15%            17,391          1999
                                 10.000000          10.448830                4.49%                45          1998



                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
MFS(R) Strategic Income Fund     10.000000          10.119915                1.20%            34,722          2001
- Class A                        35.741694          35.767028                0.07%            11,595          2000
                                 37.527462          35.741694               -4.76%            14,393          1999
                                 36.509244          37.527462                2.79%            19,990          1998
                                 36.879814          36.509244               -1.00%               631          1997
                                 35.454983          36.879814                4.02%             8,013          1996
                                 31.104159          35.454983               13.99%             4,015          1995
                                 33.728667          31.104159               -7.78%             9,642          1994
                                 28.864451          33.728667               16.85%             5,016          1993
                                 28.856612          28.864451                0.03%            48,580          1992
                                 25.777493          28.856612               11.94%            39,397          1991

Nationwide Large Cap             10.175457           7.959535              -21.78%             8,827          2001
Growth Fund - Class A            13.394083          10.175457              -24.03%            14,785          2000
                                 10.084070          13.394083               32.82%             1,471          1999
                                 10.000000          10.084070                0.84%                 0          1998

Nationwide Small Cap Fund        12.512899          12.116293               -3.17%            36,890          2001
- Class A                        12.128362          12.512899                3.17%            23,625          2000
                                 10.359298          12.128362               17.08%             8,135          1999
                                 10.000000          10.359298                3.59%                45          1998

Nationwide S&P 500(R) Index      10.535005           9.115203              -13.48%            97,115          2001
Fund - Service Class             11.817107          10.535005              -10.85%            52,371          2000
                                 10.015679          11.817107               17.99%            17,851          1999
                                 10.000000          10.015679                0.16%                 0          1998
Neuberger Berman Genesis         12.440853          13.761547               10.62%           246,948          2001
Fund - Trust Class
                                  9.512964          12.440853               30.78%           122,582          2000
                                  9.266508           9.512964                2.66%            71,239          1999
                                 11.915504           9.266508               -7.33%            67,525          1998

Neuberger Berman Guardian        17.835033          17.277066               -3.13%           291,417          2001
Fund, Inc. - Investor Class      18.411034          17.835033               -3.13%           321,714          2000
                                 17.198573          18.411034                7.05%           379,737          1999
                                 17.024633          17.198573                1.02%           436,072          1998
                                 14.625126          17.024633               16.41%           448,443          1997
                                 12.571028          14.625126               16.34%           357,346          1996
                                  9.640402          12.571028               30.40%           139,046          1995
                                 10.000000           9.640402               -3.60%            25,549          1994

Neuberger Berman Limited         12.738631          13.629612                6.99%            87,855          2001
Maturity Bond Fund -             12.095451          12.738631                5.32%            60,106          2000
Investor Class                   12.056542          12.095451                0.32%            19,912          1999
                                 11.672986          12.056542                3.29%            81,393          1998
                                 11.068501          11.672986                5.46%            67,262          1997
                                 10.735070          11.068501                3.11%            74,163          1996
                                  9.833352          10.735070                9.17%            91,976          1995
                                  9.995028           9.833352               -1.62%            89,231          1994
                                 10.000000           9.995028               -0.05%               423          1993





                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
        UNDERLYING              UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
          MUTUAL               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------- ----------------- ------------------- ------------------ ------------------ -------------
Neuberger Berman Partners       26.331332           25.200975               -4.29%           247,749          2001
Fund, Inc. - Investor Class     26.523895           26.331332               -0.73%           250,980          2000
                                24.928856           26.523895                6.40%           311,323          1999
                                23.764888           24.928856                4.90%           374,224          1998
                                18.631249           23.764888               27.55%           312,513          1997
                                14.924653           18.631249               24.84%           222,551          1996
                                11.183371           14.924653               33.45%            73,504          1995
                                11.548721           11.183371               -3.16%            38,329          1994
                                10.000000           11.548721               15.49%             9,926          1993

Oppenheimer Global Fund:        38.730878           33.714330              -12.95%           374,899          2001
Class A                         37.706431           38.730878                2.72%           375,790          2000
                                24.105920           37.706431               56.42%           315,244          1999
                                21.669822           24.105920               11.24%           301,407          1998
                                18.022572           21.669822               20.24%           262,844          1997
                                15.538850           18.022572               15.98%           228,413          1996
                                13.503390           15.538850               15.07%           160,871          1995
                                14.119303           13.503390               -4.36%            87,590          1994
                                10.000000           14.119303               41.19%             5,128          1993

Phoenix-Oakhurst Balanced       17.900599           18.006514                0.59%            48,287          2001
Fund Series - Class A           18.203902           17.900599               -1.67%            49,220          2000
                                16.652539           18.203902                9.32%            58,295          1999
                                14.235004           16.652539               16.98%            47,793          1998
                                12.187868           14.235004               16.80%            46,629          1997
                                11.373217           12.187868                7.16%            43,659          1996
                                 9.338434           11.373217               21.79%            23,786          1995
                                10.000000            9.338434               -6.62%             9,028          1994

Strong Advisor Common           14.074339           13.653826               -2.99%           152,176          2001
Stock Fund, Inc.                14.432187           14.074339               -2.48%           125,286          2000
                                10.418119           14.432187               38.53%            69,558          1999
                                10.000000           10.418119                4.18%                 0          1998

Strong Large Cap Growth         36.094318           24.126803              -33.16%           139,555          2001
Fund                            42.228152           36.094318              -14.53%           151,240          2000
                                26.782090           42.228152               57.67%           115,792          1999
                                20.549313           26.782090               30.33%            75,602          1998
                                16.766964           20.549313               22.56%            78,495          1997
                                14.893186           16.766964               12.58%            63,801          1996
                                11.881033           14.893186               25.35%            41,291          1995
                                12.205201           11.881033               -2.66%            19,727          1994
                                10.000000           12.205201               22.05%             3,939          1993

Templeton Foreign Fund -        16.685027           15.162264               -9.13%           315,340          2001
Class A                         17.547470           16.685027               -4.91%           329,717          2000
                                12.770793           17.547470               37.40%           334,228          1999
                                13.604014           12.770793               -6.12%           318,666          1998
                                12.923758           13.604014                5.26%           354,769          1997
                                11.097523           12.923758               16.46%           266,477          1996
                                10.000000           11.097523               10.98%            69,083          1995



* The 7 day yield on the Gartmore Money Market Fund - Prime Shares as of December 31, 2001 was 0.04%.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2002


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                     THROUGH ITS NATIONWIDE VARIABLE ACCOUNT


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6631, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                        PAGE
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................1
Underwriters...............................................................2
Calculation of Performance.................................................2
Annuity Payments...........................................................2
Financial Statements.......................................................3

GENERAL INFORMATION AND HISTORY


Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2001, 2000, 1999 and 1998 no underwriting commissions were paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE


A "yield" and "effective yield" may be advertised for the Gartmore Money Market Fund - Prime Shares: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Gartmore Money Market Fund - Prime Shares units. Yield is an annualized figure, which means that it is assumed that the Gartmore Money Market Fund:
Prime Shares generates the same level of net income over a 52-week period. At December 31, 2001, the Gartmore Money Market Fund: Prime Shares seven-day current unit value yield was 0.04%. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect. At December 31, 2001, the seven-day effective yield was 0.05%.


Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate or return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund option has not been available for the prescribed periods. This calculation reflects the deduction of all applicable charges made to the contracts except for premium taxes, which may be imposed by certain states.

Non-standardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount more closely approximates the size of a typical contract than does the $1,000 assumption used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying mutual fund performance for the periods ended December 31, 2001. However, Nationwide generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by Nationwide are based upon historical earnings and are not intended to represent or guarantee future results. A contract owner's contract value at redemption may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

         We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 20, 2002

                          NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 2001

ASSETS:

  Investments at fair value:
    American Century Growth Fund - Investor Class (ACGroI)
      587,162 shares (cost $16,016,702) ...................................................................              $11,461,407
    American Century Income & Growth Fund - Advisor Class (ACIncGroA)
      43,645 shares (cost $1,295,358) .....................................................................                1,192,807
    American Century Income & Growth Fund - Investor Class (ACIncGroI)
      314,299 shares (cost $9,596,707) ....................................................................                8,596,073
    American Century International Growth Fund - Advisor Class (ACIntGrA)
      21,749 shares (cost $233,176) .......................................................................                  173,120
    American Century International Growth Fund - Investor Class (ACIntlGrI)
      281,372 shares (cost $2,839,938) ....................................................................                2,242,534
    American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
      243,391 shares (cost $2,285,606) ....................................................................                2,321,954
    American Century Ultra Fund - Investor Class (ACUltraI)
      815,782 shares (cost $28,381,749) ...................................................................               22,548,212
    Credit Suisse Emerging Growth Fund - Common Shares (CSWPEmGro)
      156,507 shares (cost $6,670,663) ....................................................................                4,224,131
    Credit Suisse Global Fixed Income Fund - Common Shares (CSWPGIFixI)
      19,758 shares (cost $193,711) .......................................................................                  189,475
    Delaware Delchester Fund Institutional Class (DeHYBd)
      135,390 shares (cost $663,328) ......................................................................                  403,463
    Dreyfus A Bonds Plus, Inc (DryABds)
      201,350 shares (cost $2,789,941) ....................................................................                2,740,375
    Dreyfus Appreciation Fund, Inc (DryApp)
      87,879 shares (cost $3,776,183) .....................................................................                3,341,168
    Dreyfus Balanced Fund, Inc (DryBal)
      109,925 shares (cost $1,663,694) ....................................................................                1,544,451
    Dreyfus Emerging Leaders Fund (DryELead)
      2,184 shares (cost $80,216) .........................................................................                   75,928
    The Dreyfus Premier Third Century Fund, Inc - Class Z (Dry3dCen)
      212,437 shares (cost $2,730,843) ....................................................................                1,894,939
    Dreyfus S&P 500 Index Fund (Dry500Ix)
      626,855 shares (cost $24,156,170) ...................................................................               20,949,501
    Evergreen Equity Income Fund - Class I (EvInc)
      35,566 shares (cost $751,849) .......................................................................                  723,766
    Federated Equity Income Fund - Class F Shares (FedEqInF)
      1,870 shares (cost $34,335) .........................................................................                   31,003
    Federated High Yield Trust (FedHiYld)
      86,117 shares (cost $591,939) .......................................................................                  507,232
    Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
      9,303 shares (cost $92,820) .........................................................................                   92,477

    Federated Investment Series Funds, Inc -
    Federated Bond Fund - Class F Shares (FedBdFd)
      227,412 shares (cost $2,008,677) ........................................................................            1,971,665
    Fidelity(R) Advisor Balanced Fund - Class A (FABalA)
      42,750 shares (cost $696,386) ...........................................................................              660,916
    Fidelity(R) Advisor Balanced Fund - Class T (FABal)
      77,516 shares (cost $1,354,527) .........................................................................            1,203,820
    Fidelity(R) Advisor Equity Growth Fund - Class A (FAEGroA)
      7,664 shares (cost $376,787) ............................................................................              369,778
    Fidelity(R) Advisor Equity Income Fund - Class A (FAEqIncA)
      52,514 shares (cost $1,305,601) .........................................................................            1,260,338
    Fidelity(R) Advisor Equity Income Fund - Class T (FAEqInc)
      104,203 shares (cost $2,699,942) ........................................................................            2,528,997
    Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGrOppA)
      7,086 shares (cost $252,312) ............................................................................              201,537
    Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGrOpp)
      185,925 shares (cost $8,036,188) ........................................................................            5,347,211
    Fidelity(R) Advisor High Yield Fund - Class T (FAHiYld)
      267,481 shares (cost $2,563,160) ........................................................................            2,238,818
    Fidelity(R)Advisor Overseas Fund - Class A (FAOvA)
      3,138 shares (cost $44,661) .............................................................................               42,702
    Fidelity(R) Asset Manager(TM) (FidAsMgr)
      339,808 shares (cost $5,964,826) ........................................................................            5,267,024
    Fidelity(R) Capital & Income Fund (FidCapInc)
      93,706 shares (cost $858,722) ...........................................................................              635,328
    Fidelity(R) Equity-Income Fund (FidEqInc)
      236,122 shares (cost $12,430,272) .......................................................................           11,515,672
    Fidelity(R) Magellan(R) Fund (FidMgln)
      300,496 shares (cost $35,319,413) .......................................................................           31,317,718
    Fidelity(R) Puritan(R) Fund (FidPurtn)
      715,270 shares (cost $13,728,115) .......................................................................           12,638,815
    Fidelity(R) VIP Fund - High Income Portfolio: Initial Class (FidVIPHI)
      10,927 shares (cost $121,674) ...........................................................................               70,042
    Franklin Mutual Series Fund, Inc.: Mutual Shares Fund - Class A (FranMutSer)
      169,220 shares (cost $3,459,830) ........................................................................            3,277,793
    Franklin Small Cap Growth Fund I - Class A (FrSmCapGr)
      27,401 shares (cost $983,517) ...........................................................................              854,080
    Franklin Value Investors Trust: Franklin Balance Sheet Investment Fund - Class A (FrBSInv)
      6,110 shares (cost $243,204) ............................................................................              244,515
    Invesco Dynamics Fund - Investor Class (InvDynam)
      494,765 shares (cost $12,877,665) .......................................................................            7,881,602
    Invesco Small Company Growth Fund - Investor Class (InvSmCoGr)
      29,435 shares (cost $428,318) ...........................................................................              357,346
    Invesco Total Return Fund - Investor Class (InvTotRet)
      10,916 shares (cost $284,930) ...........................................................................              273,008
    Janus Adviser Balanced Fund (JanBal)
      13,291 shares (cost $309,329) ...........................................................................              304,367
    Janus Adviser International Fund (JanIntl)
      607 shares (cost $17,345) ...............................................................................               14,902
    Janus Adviser Worldwide Fund (JanWorld)
      36,087 shares (cost $1,194,742) .........................................................................            1,058,082


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


    Janus Fund (JanFund)
      617,003 shares (cost $24,689,330) ......................................................................            15,178,279
    Janus Twenty Fund (Jan20Fd)
      803,546 shares (cost $51,647,078) ......................................................................            30,904,388
    Janus Worldwide Fund (JanWrldwde)
      357,259 shares (cost $22,585,747) ......................................................................            15,662,237
    Lazard Small Cap Portfolio Open Shares (LazSmCap)
      80,022 shares (cost $1,479,939) ........................................................................             1,413,989
    MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
      55,275 shares (cost $357,020) ..........................................................................               350,445
    Nationwide(R) Bond Fund - Class D (NWBdFd)
      222,962 shares (cost $2,055,177) .......................................................................             2,071,319
    Nationwide(R) Bond Index Fund - Class A (NWBdIx)
      1,184 shares (cost $12,618) ............................................................................                12,555
    Nationwide(R) Family of Funds - Gartmore Growth Fund - Class D (NWGroFd)
      221,338 shares (cost $2,828,199) .......................................................................             1,449,763
    Nationwide(R) Family of Funds - Gartmore Total Return Fund - Class D (NWFund)
      319,807 shares (cost $8,444,467) .......................................................................             5,788,514
    Nationwide(R) Family of Funds - Gartmore Value Opportunities Fund - Class A (NWValOp)
      254 shares (cost $3,267) ...............................................................................                 3,372
    Nationwide(R) Government Bond Fund - Class D (NWUSGvt)
      240,296 shares (cost $2,535,629) .......................................................................             2,494,269
    Nationwide(R) Investor Destinations Aggressive Fund - Service Class (NWIDAgg)
      1,401 shares (cost $11,048) ............................................................................                11,078
    Nationwide(R) Investor Destinations Conservative Fund - Service Class (NWIDCon)
      20 shares (cost $197) ..................................................................................                   197
    Nationwide(R) Investor Destinations Moderate Fund - Service Class (NWIDMod)
      20,863 shares (cost $188,924) ..........................................................................               187,145
    Nationwide(R) Investor Destinations Moderately Aggressive Fund -
    Service Class (NWIDModAg)
      201 shares (cost $1,664) ...............................................................................                 1,682
    Nationwide(R) Investor Destinations Moderately Conservative Fund -
    Service Class (NWIDModC)
      145 shares (cost $1,370) ...............................................................................                 1,364
    Nationwide(R) International Index Fund - Class A (NWIntlIx)
      287 shares (cost $2,029) ...............................................................................                 1,889
    Nationwide(R) Large Cap Growth Fund - Class A (PrLgCpGro)
      10,765 shares (cost $110,940) ..........................................................................                97,101
    Nationwide(R) Large Cap Value Fund - Class A (PrLgCpVal)
      57,364 shares (cost $632,920) ..........................................................................               589,128
    Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
      1,446 shares (cost $15,611) ............................................................................                15,931
    Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
      15,422,239 shares (cost $15,422,239) ...................................................................            15,422,239
    Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
      4,814,027 shares (cost $4,814,027) .....................................................................             4,814,027
    Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
      249,258 shares (cost $2,831,860) .......................................................................             2,457,679

    Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I (NSATBal)
      8,622 shares (cost $78,112) ..........................................................................                  81,049
    Nationwide(R) Small Cap Fund - Class A (PrSmCp)
      39,760 shares (cost $488,932) ........................................................................                 475,933
    Nationwide(R) Small Cap Index Fund - Class A (NWSmCpIx)
      847 shares (cost $7,782) .............................................................................                   8,051
    Neuberger Berman Equity Funds(R) - Guardian Fund - Investor Class Shares (NBEFGuard)
      348,683 shares (cost $6,503,910) .....................................................................               5,034,976
    Neuberger Berman Equity Funds(R) - Partners Fund - Investor Class Shares (NBEFPart)
      300,321 shares (cost $7,449,274) .....................................................................               6,243,676
    Neuberger Berman Equity Trust(R) - Genesis Fund - Trust Class Shares (NBETGen)
      153,082 shares (cost $4,147,968) .....................................................................               4,456,216
    Neuberger Berman Equity Trust(R) - Guardian Fund - Trust Class Shares (NBETGuard)
      21,199 shares (cost $245,981) ........................................................................                 241,460
    Neuberger Berman Equity Trust(R) - Partners Fund - Trust Class Shares (NBETPart)
      11,587 shares (cost $186,309) ........................................................................                 185,616
    Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBIFLtdMat)
      123,914 shares (cost $1,186,928) .....................................................................               1,194,527
    Oppenheimer Capital Appreciation Fund A (OppCapApA)
      9,404 shares (cost $404,178) .........................................................................                 381,420
    Oppenheimer Global Fund A (OppGlob)
      308,438 shares (cost $16,254,513) ....................................................................              14,413,322
    Oppenheimer Strategic Income Fund A (OPStrInc)
      6,199 shares (cost $25,351) ..........................................................................                  23,556
    Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
      58,588 shares (cost $950,853) ........................................................................                 869,445
    PIMCO Total Return Fund - Class A (PimTotRet)
      42,423 shares (cost $448,747) ........................................................................                 443,742
    Strong Advisor Common Stock Fund - Class Z (StComStk)
      158,121 shares (cost $3,309,883) .....................................................................               3,127,643
    Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
      1,036 shares (cost $14,694) ..........................................................................                  14,466
    Strong Growth and Income Fund (StrGInc)
      949 shares (cost $20,590) ............................................................................                  19,242
    Strong Large Cap Growth Fund (StLCap)
      142,977 shares (cost $5,802,911) .....................................................................               3,367,101
    Templeton Foreign Fund - Class A (TemForFd)
      559,688 shares (cost $4,971,697) .....................................................................               5,177,113
                                                                                                                        ------------
          Total investments ................................................................................             321,477,236
    Accounts receivable ....................................................................................                  45,954
                                                                                                                        ------------
          Total assets .....................................................................................             321,523,190
ACCOUNTS PAYABLE ...........................................................................................                      --
                                                                                                                        ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................            $321,523,190
                                                                                                                        ============




See accompanying notes to financial statements.
================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


                                                            TOTAL               ACGROI           ACINCGROA         ACINCGROI
                                                            -----               ------           ---------         ---------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................        $   3,774,730                 --           7,961             95,941
    Mortality and expense risk charges (note 2) .           (4,269,448)          (160,657)         (9,290)          (117,307)
                                                         -------------         ----------         -------         ----------
         Net investment activity ................             (494,718)          (160,657)         (1,329)           (21,366)
                                                         -------------         ----------         -------         ----------

    Proceeds from mutual funds shares sold ......           95,753,757          1,742,970          81,831          1,370,414
    Cost of mutual fund shares sold .............         (101,843,523)        (1,788,439)        (97,805)        (1,271,290)
                                                         -------------         ----------         -------         ----------
         Realized gain (loss) on investments ....           (6,089,766)           (45,469)        (15,974)            99,124
    Change in unrealized gain (loss)
         on investments .........................          (53,035,461)        (2,748,088)        (53,911)        (1,014,164)
                                                         -------------         ----------         -------         ----------
         Net gain (loss) on investments .........          (59,125,227)        (2,793,557)        (69,885)          (915,040)
                                                         -------------         ----------         -------         ----------
    Reinvested capital gains ....................            1,636,743                 --              --                 --
                                                         -------------         ----------         -------         ----------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....        $ (57,983,202)        (2,954,214)        (71,214)          (936,406)
                                                         =============         ==========         =======         ==========


                                                        ACINTGRA         ACINTLGRI           ACSTGVTI           ACULTRAI
                                                        --------         ---------           --------           --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................            250              8,667             99,022                 --
    Mortality and expense risk charges (note 2) .         (1,529)           (32,218)           (24,745)          (310,866)
                                                         -------         ----------         ----------         ----------
         Net investment activity ................         (1,279)           (23,551)            74,277           (310,866)
                                                         -------         ----------         ----------         ----------

    Proceeds from mutual funds shares sold ......          5,886          1,537,249          1,521,808          3,426,505
    Cost of mutual fund shares sold .............         (9,352)        (2,547,368)        (1,521,702)        (3,890,655)
                                                         -------         ----------         ----------         ----------
         Realized gain (loss) on investments ....         (3,466)        (1,010,119)               106           (464,150)
    Change in unrealized gain (loss)
         on investments .........................        (39,551)           187,997             38,413         (3,747,573)
                                                         -------         ----------         ----------         ----------
         Net gain (loss) on investments .........        (43,017)          (822,122)            38,519         (4,211,723)
                                                         -------         ----------         ----------         ----------
    Reinvested capital gains ....................             --                 --                 --                 --
                                                         -------         ----------         ----------         ----------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....        (44,296)          (845,673)           112,796         (4,522,589)
                                                         =======         ==========         ==========         ==========


                                                            CSWPEMGRO           CSWPGIFIXI          DEHYBD             DRYABDS
                                                            ---------           ----------          ------             -------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $        --              7,934             62,433            161,596
    Mortality and expense risk charges (note 2) .              (59,678)            (2,610)            (6,478)           (32,139)
                                                           -----------           --------           --------           --------
         Net investment activity ................              (59,678)             5,324             55,955            129,457
                                                           -----------           --------           --------           --------
    Proceeds from mutual funds shares sold ......              878,005            127,693            241,022            529,131
    Cost of mutual fund shares sold .............           (1,215,286)          (129,450)          (456,820)          (552,571)
                                                           -----------           --------           --------           --------
         Realized gain (loss) on investments ....             (337,281)            (1,757)          (215,798)           (23,440)
    Change in unrealized gain (loss)
         on investments .........................           (1,176,984)              (397)           123,400            (34,775)
                                                           -----------           --------           --------           --------
         Net gain (loss) on investments .........           (1,514,265)            (2,154)           (92,398)           (58,215)
                                                           -----------           --------           --------           --------
    Reinvested capital gains ....................                  423                 --                 --                 --
                                                           -----------           --------           --------           --------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....          $(1,573,520)             3,170            (36,443)            71,242
                                                           ===========           ========           ========           ========


                                                            DRYAPP             DRYBAL           DRYELEAD          DRY3DCEN
                                                            ------             ------           --------          --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................            26,376             35,125               --                 --
    Mortality and expense risk charges (note 2) .           (39,642)           (18,369)            (869)           (26,143)
                                                           --------           --------           ------           --------
         Net investment activity ................           (13,266)            16,756             (869)           (26,143)
                                                           --------           --------           ------           --------
    Proceeds from mutual funds shares sold ......           493,999            412,654            2,162            355,882
    Cost of mutual fund shares sold .............          (571,846)          (456,557)          (2,354)          (425,874)
                                                           --------           --------           ------           --------
         Realized gain (loss) on investments ....           (77,847)           (43,903)            (192)           (69,992)
    Change in unrealized gain (loss)
         on investments .........................          (295,177)           (58,485)          (9,107)          (529,639)
                                                           --------           --------           ------           --------
         Net gain (loss) on investments .........          (373,024)          (102,388)          (9,299)          (599,631)
                                                           --------           --------           ------           --------
    Reinvested capital gains ....................                --                 --            1,792             15,395
                                                           --------           --------           ------           --------
         Net increase (decrease) in contract owners'
           equity resulting from operations .....          (386,290)           (85,632)          (8,376)          (610,379)
                                                           ========           ========           ======           ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                                            DRY500IX              EVINC            FEDEQINF          FEDHIYLD
                                                            --------              -----            --------          --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $   192,326             31,741              348             66,236
    Mortality and expense risk charges (note 2) .             (283,485)           (11,543)            (269)            (8,157)
                                                           -----------           --------           ------           --------
         Net investment activity ................              (91,159)            20,198               79             58,079
                                                           -----------           --------           ------           --------

    Proceeds from mutual funds shares sold ......            2,334,644            827,809            1,049            292,944
    Cost of mutual fund shares sold .............           (2,128,397)          (861,760)          (1,187)          (366,703)
                                                           -----------           --------           ------           --------
         Realized gain (loss) on investments ....              206,247            (33,951)            (138)           (73,759)
    Change in unrealized gain (loss)
         on investments .........................           (3,417,586)           (67,625)          (3,332)           (12,048)
                                                           -----------           --------           ------           --------
         Net gain (loss) on investments .........           (3,211,339)          (101,576)          (3,470)           (85,807)
                                                           -----------           --------           ------           --------
    Reinvested capital gains ....................                   --              2,100               --                 --
                                                           -----------           --------           ------           --------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................         $(3,302,498)          (79,278)          (3,391)           (27,728)
                                                           ===========           ========           ======           ========


                                                         FEDINTINC          FEDBDFD            FABALA             FABAL
                                                         ---------          -------            ------             -----
INVESTMENT ACTIVITY:
    Reinvested dividends ........................           2,567            139,547            14,472             30,640
    Mortality and expense risk charges (note 2) .            (419)           (23,049)           (5,244)           (16,149)
                                                           ------           --------           -------           --------
         Net investment activity ................           2,148            116,498             9,228             14,491
                                                           ------           --------           -------           --------

    Proceeds from mutual funds shares sold ......             401            548,247            78,231            216,377
    Cost of mutual fund shares sold .............            (396)          (562,322)          (94,045)          (266,364)
                                                           ------           --------           -------           --------
         Realized gain (loss) on investments ....               5            (14,075)          (15,814)           (49,987)
    Change in unrealized gain (loss)
         on investments .........................            (343)            (7,955)           (8,285)            (1,848)
                                                           ------           --------           -------           --------
         Net gain (loss) on investments .........            (338)           (22,030)          (24,099)           (51,835)
                                                           ------           --------           -------           --------
    Reinvested capital gains ....................              --                 --                --                 --
                                                           ------           --------           -------           --------
         Net increase (decrease) in contract
          owners' equity resulting from
          operations ............................           1,810             94,468           (14,871)           (37,344)
                                                           ======           ========           =======           ========


                                                            FAEGROA          FAEQINCA           FAEQINC            FAGROPPA
                                                            -------          --------           -------            --------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................          $     --             6,822             13,987             1,701
    Mortality and expense risk charges (note 2) .            (1,188)           (7,238)           (29,696)           (2,009)
                                                           --------           -------           --------           -------
         Net investment activity ................            (1,188)             (416)           (15,709)             (308)
                                                           --------           -------           --------           -------

    Proceeds from mutual funds shares sold ......            22,944            24,381            415,889            20,696
    Cost of mutual fund shares sold .............           (25,449)          (26,523)          (475,959)          (30,217)
                                                           --------           -------           --------           -------
         Realized gain (loss) on investments ....            (2,505)           (2,142)           (60,070)           (9,521)
    Change in unrealized gain (loss)
         on investments .........................            (7,009)          (33,857)           (85,400)          (22,757)
                                                           --------           -------           --------           -------
         Net gain (loss) on investments .........            (9,514)          (35,999)          (145,470)          (32,278)
                                                           --------           -------           --------           -------
    Reinvested capital gains ....................                --            16,306             71,379               141
                                                           --------           -------           --------           -------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................          $(10,702)          (20,109)           (89,800)          (32,445)
                                                           ========           =======           ========           =======


                                                            FAGROPP              FAHIYLD              FAOVA         FIDASMGR
                                                           ----------           ----------            ------       ----------
INVESTMENT ACTIVITY:
    Reinvested dividends ........................              35,092              222,415               --           218,606
    Mortality and expense risk charges (note 2) .             (75,522)             (32,603)            (104)          (71,048)
                                                           ----------           ----------           ------        ----------
         Net investment activity ................             (40,430)             189,812             (104)          147,558
                                                           ----------           ----------           ------        ----------

    Proceeds from mutual funds shares sold ......           1,219,269            1,431,886              430         1,136,006
    Cost of mutual fund shares sold .............          (1,825,992)          (1,834,156)            (480)       (1,281,727)
                                                           ----------           ----------           ------        ----------
         Realized gain (loss) on investments ....            (606,723)            (402,270)             (50)         (145,721)
    Change in unrealized gain (loss)
         on investments .........................            (455,278)             136,572           (1,959)         (318,966)
                                                           ----------           ----------           ------        ----------
         Net gain (loss) on investments .........          (1,062,001)            (265,698)          (2,009)         (464,687)
                                                           ----------           ----------           ------        ----------
    Reinvested capital gains ....................               6,000                   --               --                --
                                                           ----------           ----------           ------        ----------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ...........................          (1,096,431)             (75,886)          (2,113)         (317,129)
                                                           ==========           ==========           ======        ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                  FIDCAPINC    FIDEQINC     FIDMGIN    FIDPURTN   FIDVIPHI   FRANMUTSER   FRSMCAPGR    FRBSINV
                                  ---------    --------     -------    --------   --------   ----------   ---------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends            $  58,310     178,412     140,058     426,999      9,949      25,033       2,329      2,400
  Mortality and expense risk
    charges (note 2)                 (9,352)   (157,714)   (438,675)   (171,307)    (1,011)    (22,648)     (6,517)      (858)
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net investment activity          48,958      20,698    (298,617)    255,692      8,938       2,385      (4,188)     1,542
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
  Proceeds from mutual funds
    shares sold                      83,536   2,900,994   3,792,295   1,782,933      1,959     565,079     100,071      5,790
  Cost of mutual fund
    shares sold                    (103,846) (2,423,951) (2,661,534) (1,891,676)    (3,085)   (576,056)   (148,064)    (5,419)
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Realized gain (loss) on
    investments                     (20,310)    477,043   1,130,761    (108,743)    (1,126)    (10,977)    (47,993)       371
  Change in unrealized gain
    (loss) on investments           (70,369) (1,580,681) (5,936,182)   (717,902)   (18,301)   (159,615)    (56,764)     1,311
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net gain (loss) on
    investments                     (90,679) (1,103,638) (4,805,421)   (826,645)   (19,427)   (170,592)   (104,757)     1,682
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
  Reinvested capital gains               --     273,431     249,290     247,301         --     189,188          --      6,481
                                  ---------  ----------  ----------  ----------    -------    --------    --------     ------
    Net increase (decrease)
    in contract owners' equity
    resulting from operations     $ (41,721)   (809,509) (4,854,748)   (323,652)   (10,489)     20,981    (108,945)     9,705
                                  =========  ==========  ==========  ==========    =======    ========    ========     ======


                                     INVDYNAM   INVSMCOGR    INVTOTRET    JANBAL    JANINTL     JANWORLD      JANFUND      JAN20FD
                                     --------   ---------    ---------    ------    -------     --------      -------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends            $        --        --        3,636        4,144         54        1,421           --      268,195
  Mortality and expense risk
    charges (note 2)                 (119,026)    (3,409)     (2,305)      (1,653)       (129)     (8,910)    (225,381)    (457,678)
                                  -----------    -------     -------       ------      ------     -------     --------     --------
    Net investment activity          (119,026)    (3,409)      1,331        2,491         (75)     (7,489)    (225,381)    (189,483)
                                  -----------    -------     -------       ------      ------     -------    ---------    ---------
  Proceeds from mutual funds
    shares sold                     2,132,474     47,736      56,449       37,280         173     213,606    2,604,905    4,260,638
  Cost of mutual fund shares
    sold                           (3,366,652)   (75,384)    (59,588)     (38,458)       (217)   (281,763)  (3,175,633)  (4,233,525)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
    Realized gain (loss) on
    investments                    (1,234,178)   (27,648)     (3,139)      (1,178)        (44)    (68,157)    (570,728)      27,113
  Change in unrealized gain
    (loss) on investments          (2,789,737)   (38,339)    (10,625)      (4,962)     (2,443)   (106,301)  (5,057,732) (13,574,505)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
    Net gain (loss) on
    investments                    (4,023,915)   (65,987)    (13,764)      (6,140)     (2,487)   (174,458)  (5,628,460) (13,547,392)
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
  Reinvested capital gains             10,757         --       7,579           --          --          --           --           --
                                  -----------    -------     -------       ------      ------     -------    ---------   ----------
     Net increase (decrease)
     in contract owners'
     equity resulting from
     operations                   $(4,132,184)   (69,396)     (4,854)      (3,649)     (2,562)   (181,947)  (5,853,841) (13,736,875)
                                  ===========    =======     =======       ======      ======     =======    =========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                         JANWRLDWDE    LAZSMCAP    MFSWGVT  MFSSTRATINCA   NWBDFD    NWBDIX    NWGROFD      NWFUND
                                         ----------    --------    -------  ------------   ------    ------    -------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends                   $    4,428     1,225      7,059       10,047        87,357      291        --      37,594
  Mortality and expense risk charges
    (note 2)                               (237,898)  (10,663)    (3,166)      (1,858)      (19,569)     (63)  (19,480)    (79,788)
                                         -----------   -------    -------       ------     ---------   -----  --------    --------
    Net investment activity                (233,470)   (9,438)     3,893        8,189         67,788     228   (19,480)    (42,194)
                                         -----------   -------   -------       ------     ---------   -----  --------    --------
  Proceeds from mutual funds shares sold  3,084,543   487,624    492,600       79,036      1,095,962   1,058   204,146     887,833
  Cost of mutual fund shares sold        (2,765,931) (429,880)  (495,360)     (79,362)    (1,124,223) (1,046) (466,196) (1,449,832)
                                         -----------   -------   -------     --------      ---------   -----  --------    --------
    Realized gain (loss) on investments     318,612    57,744     (2,760)        (326)       (28,261)     12  (262,050)   (561,999)
  Change in unrealized gain (loss)
    on investments                        (5,509,695)  (92,054)    1,361      (6,575)         69,172    (63) (260,542)   (295,433)
                                          -----------   -------   -------      ------      ---------   -----  --------    --------
    Net gain (loss) on investments        (5,191,083)  (34,310)   (1,399)      (6,901)        40,911    (51) (522,592)   (857,432)
                                          -----------   -------   -------       ------     ---------   -----  --------    --------
  Reinvested capital gains                         --   206,610        --           --            --     18         --          --
                                          -----------   -------   -------       ------     ---------   -----  --------    --------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations         $(5,424,553)  162,862   2,494         1,288       108,699    195  (542,072)   (899,626)
                                           ===========  =======  =======       ======      =========  =====  ========    ========

                                              NWVALOP    NWUSGVT    NWIDAGG    NWIDCON    NWIDMOD   NWIDMODAG   NWIDMODC   NWINTIIX
                                              -------    -------    -------    -------    -------   ---------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends                       $      9     74,646         19          7      1,990         10         14          5
  Mortality and expense risk charges
    (note 2)                                      (13)   (17,754)        (6)        (4)      (850)       (11)        (4)        (8)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Net investment activity                        (4)    56,892         13          3      1,140         (1)        10         (3)
                                             --------    -------    -------    -------    -------   --------     ------      -----
  Proceeds from mutual funds shares sold           13    518,218          5      9,479        811      7,829          4          8
  Cost of mutual fund shares sold                 (13)  (493,014)        (5)    (9,445)      (819)    (7,925)        (4)        (9)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Realized gain (loss) on investments            --     25,204         --         34         (8)       (96)        --         (1)
  Change in unrealized gain (loss)
    on investments                                105    (60,146)        30         --     (1,779)        18         (6)      (140)
                                             --------    -------    -------    -------    -------   --------     ------      -----
    Net gain (loss) on investments                105    (34,942)        30         34     (1,787)       (78)        (6)      (141)
                                             --------    -------    -------    -------    -------   --------     ------      -----
  Reinvested capital gains                         25     49,723         --         --         --         --         --         --
                                             --------    -------    -------    -------    -------   --------     ------      -----
      Net increase (decrease) in
        contract owners' equity
        resulting from operations            $    126     71,673         43         37       (647)       (79)         4       (144)
                                             ========    =======    =======    =======    =======   ========     ======      =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                    PRLGCPGRO    PRLGCPVAL    NWMDCPMKT     NWMYMKT       NWMYMKS      PRBAL     PRINT     NWINDXFD
                                    ---------    ---------    ---------     -------       -------      ------    ------    --------

INVESTMENT ACTIVITY:
  Reinvested dividends              $      --        3,780           59      523,954       107,345       728         --      14,970
  Mortality and expense risk
   charges (note 2)                    (1,969)      (4,656)         (82)    (205,437)      (39,076)     (264)      (652)    (24,006)
                                    ---------      --------      ------   ----------    -----------   -------   -------    --------
    Net investment activity            (1,969)        (876)         (23)     318,517        68,269       464       (652)     (9,036)
                                    ---------      -------       ------   ----------    -----------   -------   -------      ------
  Proceeds from mutual funds
  shares sold                          96,832      133,212        2,816   12,894,500    13,533,713    77,556    112,560     309,680
  Cost of mutual fund shares
  sold                               (181,201)    (129,571)      (2,927) (12,894,500)  (13,533,713)  (79,258)  (132,077)   (376,785)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
    Realized gain (loss) on
    investments                       (84,369)       3,641         (111)          --            --    (1,702)   (19,517)    (67,105)
  Change in unrealized gain
  (loss) on investments                39,272      (51,304)         319           --            --       271      1,871    (207,071)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
    Net gain (loss) on investments    (45,097)     (47,663)         208           --            --    (1,431)   (17,646)   (274,176)
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
  Reinvested capital gains                 --       22,381           62           --            --        --         --          --
                                    ---------      -------       ------   ----------    ----------    ------    -------    --------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations   $ (47,066)     (26,158)         247      318,517        68,269      (967)   (18,298)   (283,212)
                                    =========      =======       ======   ==========    ==========    ======    =======    ========


                                    NSATBAL      PRSMCP     NWSMCPIX     NBEFGUARD     NBEFPART    NBETGEN  NBETGUARD  NBETPART
                                    -------      ------     --------     ---------     --------    -------  ---------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends               $   436        --            29        43,843      23,114          --     1,167       334
  Mortality and expense risk charges
    (note 2)                            (179)   (5,206)          (31)      (71,545)    (82,769)    (38,031)   (1,471)   (1,184)
                                     -------    ------          ----     ---------     -------     -------    ------    ------
    Net investment activity              257    (5,206)           (2)      (27,702)    (59,655)    (38,031)     (304)     (850)
                                     -------    ------          ----     ---------     -------     -------    ------    ------
  Proceeds from mutual funds
  shares sold                          2,161    52,087           116     1,067,557     745,669     643,367     70,475   55,368
  Cost of mutual fund shares sold     (2,103)  (58,004)         (123)   (1,923,566)   (902,249)   (483,864)   (81,384) (60,234)
                                     -------    ------          ----     ---------     -------     -------     ------   ------
    Realized gain (loss) on
    investments                           58    (5,917)           (7)     (856,009)   (156,580)    159,503    (10,909)  (4,866)
  Change in unrealized gain (loss)
    on investments                     2,937     3,047           269       699,319    (176,573)     91,860      5,159    1,211
                                     -------    ------          ----     ---------     -------     -------     ------    -----
    Net gain (loss) on investments     2,995    (2,870)          262      (156,690)   (333,153)    251,363     (5,750)  (3,655)
                                     -------    ------          ----     ---------     -------     -------     ------   ------
  Reinvested capital gains                --        --            --            --     109,789     120,736         --    3,224
                                     -------    ------          ----     ---------     -------     -------     ------   ------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations    $ 3,252    (8,076)          260      (184,392)   (283,019)    334,068     (6,054)  (1,281)
                                     =======    ======          ====     =========     =======     =======     ======   ======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                        NBIFLTDMAT  OPPCAPAPA   OPPGLOB   OPSTRINC   PHXBALFD  PIMTOTRET   STCOMSTK   STRMIDCAP
                                        ----------  ---------   -------   --------   --------  ---------   --------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends                  $  49,995        --           --    1,882     23,692     16,186         --           --
  Mortality and expense risk charges
    (note 2)                              (11,343)   (1,896)    (182,812)    (249)   (11,655)    (3,749)   (33,926)         (41)
                                         ---------   -------   ----------   ------    -------     ------    -------        ------
    Net investment activity                38,652    (1,896)    (182,812)   1,633     12,037     12,437    (33,926)         (41)
                                         ---------   -------   ----------   ------    -------    ------    --------        ------
  Proceeds from mutual funds shares sold  196,510    34,750    2,219,528      263    241,331     43,669    546,020        2,632
  Cost of mutual fund shares sold        (199,687)  (40,700)  (2,145,899)    (278)  (270,304)   (42,331)  (687,821)      (3,194)
                                         ---------   -------   ----------   ------  ---------   --------   --------       ------
    Realized gain (loss) on investments    (3,177)   (5,950)      73,629      (15)   (28,973)     1,338   (141,801)        (562)
  Change in unrealized gain (loss)
    on investments                         15,898   (22,131)  (2,014,668)  (1,795)    11,770     (5,006)   106,669          (57)
                                         ---------   -------   ----------   ------    -------     ------   -------         ------
    Net gain (loss) on investments         12,721   (28,081)  (1,941,039)  (1,810)   (17,203)    (3,668)   (35,132)        (619)
                                         ---------   -------   ----------   ------    -------     ------    -------        ------
  Reinvested capital gains                      --    8,989            --       --         --    11,996      5,625             2
                                         ---------   -------   ----------   ------    -------    ------    -------         ------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations       $  51,373   (20,988)  (2,123,851)    (177)    (5,166)    20,765    (63,433)          (658)
                                         =========   =======   ==========   ======    =======    ======    =======          ======

                                                STRGINC         STLCAP          TEMFORFD
                                                -------         ------          --------
INVESTMENT ACTIVITY:
  Reinvested dividends                          $    --              44          135,726
  Mortality and expense risk charges
    (note 2)                                        (91)        (51,082)         (68,075)
                                                -------       ---------      -----------
    Net investment activity                         (91)        (51,038)          67,651
                                                -------       ---------      -----------
  Proceeds from mutual funds shares sold            249         804,201       15,113,434
  Cost of mutual fund shares sold                  (254)       (955,922)     (15,568,613)
                                                -------       ---------      -----------
    Realized gain (loss) on investments              (5)       (151,721)        (455,179)
  Change in unrealized gain (loss)
    on investments                               (1,348)     (1,598,680)           7,911
                                                -------       ---------      -----------
    Net gain (loss) on investments               (1,353)     (1,750,401)        (447,268)
                                                -------       ---------      -----------
  Reinvested capital gains                           --              --               --
                                                -------       ---------      -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations               $(1,444)     (1,801,439)        (379,617)
                                                =======       =========      ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 TOTAL                    ACGROI               ACINCGROA            ACINCGROI
                                                 -----                    ------               ---------            ---------
                                           2001         2000         2001        2000        2001      2000      2001        2000
                                           ----         ----         ----        ----        ----      ----      ----        ----
INVESTMENT ACTIVITY:
  Net investment income               $   (494,718)    (844,201)   (160,657)   (241,731)    (1,329)     (93)    (21,366)    (45,186)
  Realized gain (loss)
    on investments                      (6,089,766)  15,373,049     (45,469)  1,204,400    (15,974)      30      99,124     404,531
  Change in unrealized gain (loss)
    on investments                     (53,035,461) (95,789,936) (2,748,088) (5,813,026)   (53,911) (48,640) (1,014,164) (1,691,365)
  Reinvested capital gains               1,636,743   25,671,305          --   1,974,182         --       --          --          --
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations        (57,983,202) (55,589,783) (2,954,214) (2,876,175)   (71,214) (48,703)   (936,406) (1,332,020)
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                     59,873,401  102,820,356     774,461   1,498,698    718,534  645,670     964,731   2,469,378
  Transfers between funds                       --           --    (198,057)  1,185,132     24,365   11,994    (329,681)   (738,403)
  Redemptions                          (38,239,370) (47,570,321) (1,257,947) (2,923,693)   (75,976)  (8,605)   (860,538) (1,563,282)
  Annuity benefits                         (17,774)     (26,802)    (14,545)    (20,201)        --       --          --          --
  Annual contract maintenance
    charges (note 2)                      (449,273)    (366,439)    (17,765)    (18,479)        --       --     (13,070)    (10,199)
  Contingent deferred sales
    charges (note 2)                      (612,624)    (669,374)    (12,870)    (18,345)    (2,950)      (9)    (13,615)    (22,285)
  Adjustments to maintain reserves          37,627       40,986      38,375       6,116        (21)    (303)       (250)        395
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
      Net equity transactions           20,591,987   54,228,406    (688,348)   (290,772)   663,952  648,747    (252,423)    135,604
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                               (37,391,215)  (1,361,377) (3,642,562) (3,166,947)   592,738  600,044  (1,188,829) (1,196,416)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                            358,914,405  360,275,782  15,137,459  18,304,406    600,044       --   9,784,698  10,981,114
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                       $321,523,190  358,914,405  11,494,897  15,137,459  1,192,782  600,044   8,595,869   9,784,698
                                       ===========  ===========  ==========  ==========  =========  =======  ==========  ==========

CHANGES IN UNITS:
  Beginning units                       15,152,732   11,921,944     186,168     153,920     67,190       --     539,510     534,684
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
  Units purchased                        5,939,920    8,586,630      14,726      43,881     88,130   68,074      65,811     193,520
  Units redeemed                        (2,156,996)  (5,355,842)     (5,816)    (11,633)    (7,483)    (884)    (81,193)   (188,694)
                                       -----------  -----------  ----------  ----------  ---------  -------  ----------  ----------
  Ending units                          18,935,656   15,152,732     195,078     186,168    147,837   67,190     524,128     539,510
                                       ===========  ===========  ==========  ==========  =========  =======  ==========  ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                             ACINTGRA              ACINTLGRI                ACSTGVTI                ACULTRAI
                                             --------              ---------                --------                --------
                                           2001      2000      2001         2000        2001        2000        2001        2000
                                           ----      ----      ----         ----        ----        ----        ----        ----
INVESTMENT ACTIVITY:
  Net investment income                 $ (1,279)     (311)    (23,551)    (39,372)     74,277      98,135    (310,866)    (398,919)
  Realized gain (loss)
    on investments                        (3,466)     (998) (1,010,119)    381,713         106     (11,079)   (464,150)     942,721
  Change in unrealized gain (loss)
    on investments                       (39,551)  (20,504)    187,997  (1,377,956)     38,413      49,514  (3,747,573) (10,922,189)
  Reinvested capital gains                    --    15,885          --     426,450          --          --          --    3,314,639
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations          (44,296)   (5,928)   (845,673)   (609,165)    112,796     136,570  (4,522,589)  (7,063,748)
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                       89,458   126,731     515,855     931,221     491,533     230,673   3,381,412    7,963,938
  Transfers between funds                  9,666        31    (364,435)    982,556     396,006     510,496  (1,614,363)     182,258
  Redemptions                             (2,955)       --    (148,993)   (213,446) (1,241,947)   (298,762) (2,264,355)  (3,184,461)
  Annuity benefits                            --        --          --          --          --         310          --           --
  Annual contract maintenance
    charges (note 2)                          --        --      (4,050)     (3,096)     (1,951)     (1,529)    (30,639)     (26,974)
  Contingent deferred sales
    charges (note 2)                        (139)       --      (2,934)     (4,487)    (32,840)     (2,191)    (44,532)     (52,312)
  Adjustments to maintain reserves          (118)      615         (83)         54        (329)     (8,011)       (824)         702
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
      Net equity transactions             95,912   127,377      (4,640)  1,692,802    (389,528)    430,986    (573,301)   4,883,151
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                          51,616   121,449    (850,313)  1,083,637    (276,732)    567,556  (5,095,890)  (2,180,597)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                    121,449        --   3,092,787   2,009,150   2,598,444   2,030,888  27,643,558   29,824,155
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                         $173,065   121,449   2,242,474   3,092,787   2,321,712   2,598,444  22,547,668   27,643,558
                                        ========   =======  ==========  ==========  ==========   =========  ==========  ===========

CHANGES IN UNITS:
  Beginning units                         13,960        --     123,326      67,211     110,314      87,492   1,260,446      958,510
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
  Units purchased                         13,999    14,160         652     160,238       1,749      49,191      24,583      445,100
  Units redeemed                            (394)     (200)       (217)   (104,123)       (644)    (26,369)     (8,560)    (143,164)
                                        --------   -------  ----------  ----------  ----------   ---------  ----------  -----------
  Ending units                            27,565    13,960     123,761     123,326     111,419     110,314   1,276,469    1,260,446
                                        ========   =======  ==========  ==========  ==========   =========  ==========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              CSWPEMGRO              CSWPGIFIXI               DEHYBD                   DRYABDS
                                              ---------              ----------               ------                   -------
                                          2001         2000        2001       2000      2001         2000         2001       2000
                                          ----         ----        ----       ----      ----         ----         ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $   (59,678)     (89,359)     5,324      8,898     55,955       89,537      129,457     92,299
  Realized gain (loss)
    on investments                      (337,281)     491,033     (1,757)    (1,078)  (215,798)    (163,889)     (23,440)   (47,054)
  Change in unrealized gain (loss)
    on investments                    (1,176,984)  (2,635,323)      (397)      (739)   123,400     (157,913)     (34,775)   115,994
  Reinvested capital gains                   423    1,171,256         --         --         --           --           --         --
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations       (1,573,520)  (1,062,393)     3,170      7,081    (36,443)    (232,265)      71,242    161,239
                                      ----------   ----------     ------     ------   --------     --------     --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                      472,329      935,435     24,421     56,760     35,967       19,658      371,452    325,749
  Transfers between funds               (175,733)     981,561      1,197     48,554   (166,765)    (224,139)     604,465   (125,950)
  Redemptions                           (576,434)    (708,859)    (7,079)    (1,366)   (61,641)     (60,142)    (368,840)  (218,390)
  Annuity benefits                            --           --         --         --         --           --           --         --
  Annual contract maintenance
    charges (note 2)                      (6,303)      (6,178)      (337)      (156)      (425)        (434)      (2,552)    (1,638)
  Contingent deferred sales
    charges (note 2)                      (8,610)     (16,031)       (81)        --       (855)        (511)      (6,019)    (3,661)
  Adjustments to maintain reserves          (260)         116        145         86     (6,030)       3,664           (3)        92
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
    Net equity transactions             (295,011)   1,186,044     18,266    103,878   (199,749)    (261,904)     598,503    (23,798)
                                      ----------   ----------     ------     ------   --------     --------     --------   --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                      (1,868,531)     123,651     21,436    110,959   (236,192)    (494,169)     669,745    137,441
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  6,092,533    5,968,882    168,162     57,203    639,794    1,133,963    2,070,621  1,933,180
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 4,224,002    6,092,533    189,598    168,162    403,602      639,794    2,740,366  2,070,621
                                      ==========   ==========     ======     ======   ========     ========     ========   ========

CHANGES IN UNITS:
  Beginning units                      339,410      288,740       15,051      5,419     57,457       79,605      157,768    160,276
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
  Units purchased                       37,611      137,411        1,965     10,933      3,300        1,537       56,711     47,915
  Units redeemed                       (59,894)     (86,741)        (350)    (1,301)   (20,958)     (23,685)     (12,207)   (50,423)
                                      ----------   ----------     ------     ------   --------     --------     --------   --------
  Ending units                         317,127      339,410       16,666     15,051     39,799       57,457      202,272    157,768
                                      ==========   ==========     ======     ======   ========     ========     ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                DRYAPP                     DRYBAL              DRYELEAD              DRY3DCEN
                                                ------                     ------              --------              --------
                                         2001          2000          2001         2000      2001      2000        2001       2000
                                         ----          ----          ----         ----      ----      ----        ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $   (13,266)     (11,766)      16,756        9,809      (869)     (199)    (26,143)    (14,164)
  Realized gain (loss)
    on investments                       (77,847)      95,652      (43,903)      (4,028)     (192)   (2,364)    (69,992)     55,739
  Change in unrealized gain
    (loss) on investments               (295,177)    (279,543)     (58,485)     (50,363)   (9,107)    4,819    (529,639)   (581,258)
  Reinvested capital gains                    --      192,315           --       44,013     1,792     1,121      15,395     162,206
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations         (386,290)      (3,342)     (85,632)        (569)   (8,376)    3,377    (610,379)   (377,477)
                                     -----------    ---------     --------      -------    ------    ------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners               1,062,633    1,235,875      569,886      706,801     5,016    73,615     411,684     868,410
  Transfers between funds                 13,348     (395,205)     306,475      100,535     3,643        --    (224,512)    185,644
  Redemptions                           (221,947)    (110,808)    (367,126)     (27,524)   (1,347)       --    (132,290)   (179,839)
  Annuity benefits                            --           --           --           --        --        --          --          --
  Annual contract maintenance
    charges (note 2)                      (3,888)      (2,864)      (1,441)        (690)       --        --      (2,985)     (2,575)
  Contingent deferred sales
    charges (note 2)                      (3,623)      (2,842)      (3,492)        (940)       --        --      (1,525)     (3,640)
  Adjustments to maintain reserves         1,406        2,395          663          601       (10)        4        (103)         85
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
      Net equity transactions            847,929      726,551      504,965      778,783     7,302    73,619      50,269     868,085
                                     -----------    ---------     --------      -------    ------    ------    --------    --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                         461,639      723,209      419,333      778,214    (1,074)   76,996    (560,110)    490,608
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  2,880,685    2,157,476    1,125,660      347,446    76,996        --   2,454,986   1,964,378
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 3,342,324    2,880,685    1,544,993    1,125,660    75,922    76,996   1,894,876   2,454,986
                                     ===========    =========     ========      =======    ======    ======    ========    ========

CHANGES IN UNITS:
  Beginning units                        225,503      156,211      101,028       29,698     7,486        --     117,698      59,207
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
  Units purchased                         99,236      139,435       64,043       85,365       915     7,486      15,767      61,463
  Units redeemed                         (14,491)     (70,143)     (14,598)     (14,035)     (109)       --      (4,999)     (2,972)
                                     -----------    ---------     --------      -------    ------    ------    --------    --------
  Ending units                           310,248      225,503      150,473      101,028     8,292     7,486     128,466     117,698
                                     ===========    =========     ========      =======    ======    ======    ========    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               DRY500IX                      EVINC               FEDEQINF           FEDHIYLD
                                               --------                      -----               --------           --------
                                          2001          2000          2001         2000      2001        2000    2001       2000
                                          ----          ----          ----         ----      ----        ----    ----       ----
INVESTMENT ACTIVITY:
  Net investment income              $    (91,159)     (126,867)      20,198       42,942        79        --    58,079     52,140
  Realized gain (loss)
    on investments                        206,247     1,471,107      (33,951)      28,967      (138)       --   (73,759)   (76,254)
  Change in unrealized gain
    (loss) on investments              (3,417,586)   (4,064,331)     (67,625)     (24,323)   (3,332)       --   (12,048)   (40,365)
  Reinvested capital gains                     --            --        2,100       29,739        --        --        --         --
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
    Net increase (decrease)
      in contract owners'
      equity resulting from
      operations                       (3,302,498)   (2,720,091)     (79,278)      77,325    (3,391)       --   (27,728)   (64,479)
                                     ------------    ----------     --------      -------    ------     -----  --------   --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners                2,943,398     6,251,141       70,358       57,398    34,588        --   122,494    261,519
  Transfers between funds                 247,160      (456,601)     (15,034)     (47,861)       --        --    64,480    (75,468)
  Redemptions                          (1,794,107)   (3,865,590)    (677,768)     (70,157)     (205)       --  (155,720)  (110,793)
  Annuity benefits                             --            --           --           --        --        --        --         --
  Annual contract maintenance
    charges (note 2)                      (39,614)      (31,312)      (1,465)      (1,002)       --        --      (679)      (378)
  Contingent deferred sales
    charges (note 2)                      (29,742)      (66,540)     (13,384)      (1,448)       --        --    (4,158)      (514)
  Adjustments to maintain reserves           (546)          826         (404)       8,099       (18)       --       (52)       276
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
      Net equity transactions           1,326,549     1,831,924     (637,697)     (54,971)   34,365        --    26,365     74,642
                                     ------------    ----------     --------      -------    ------     -----  --------   --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                               (1,975,949)     (888,167)    (716,975)      22,354    30,974        --    (1,363)    10,163
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                  22,925,025    23,813,192    1,440,452    1,418,098        --        --   508,656    498,493
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                      $ 20,949,076    22,925,025      723,477    1,440,452    30,974        --   507,293    508,656
                                     ============    ==========     ========      =======    ======     =====  ========   ========

CHANGES IN UNITS:
  Beginning units                         746,794       692,394       69,614       72,494        --        --    56,360     49,636
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
  Units purchased                          57,449       293,137        3,637        5,697     4,096        --     2,574     53,298
  Units redeemed                          (15,205)     (238,737)     (35,811)      (8,577)      (24)       --      (804)   (46,574)
                                     ------------    ----------     --------      -------    ------     -----  --------   --------
  Ending units                            789,038       746,794       37,440       69,614     4,072        --    58,130     56,360
                                     ============    ==========     ========      =======    ======     =====  ========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              FEDINTINC              FEDBDFD                 FABALA                    FABAL
                                              ---------              -------                 ------                    -----
                                           2001       2000      2001         2000        2001      2000          2001         2000
                                           ----       ----      ----         ----        ----      ----          ----         ----
INVESTMENT ACTIVITY:
  Net investment income                  $  2,148       --     116,498      108,202      9,228      2,992       14,491       15,730
  Realized gain (loss)
    on investments                              5       --     (14,075)    (146,383)   (15,814)        58      (49,987)     (23,873)
  Change in unrealized gain
    (loss) on investments                    (343)      --      (7,955)      92,366     (8,285)   (27,185)      (1,848)    (114,751)
  Reinvested capital gains                     --       --          --           --         --      6,942           --       35,154
                                         --------    -----    --------     --------    -------    -------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations             1,810       --      94,468       54,185    (14,871)   (17,193)     (37,344)     (87,740)
                                         --------    -----    --------     --------    -------    -------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners                   87,045       --     429,018      423,293    478,564    293,275      242,903      317,945
  Transfers between funds                   3,621       --     366,571     (207,565)      (376)        --      (32,623)    (362,983)
  Redemptions                                  --       --    (388,989)    (349,905)   (70,655)    (5,051)    (112,779)     (48,305)
  Annuity benefits                             --       --          --           --         --         --           --           --
  Annual contract maintenance
    charges (note 2)                           --       --      (1,380)        (962)        --         --       (2,071)      (1,671)
  Contingent deferred sales
    charges (note 2)                           --       --      (4,362)      (2,293)    (2,775)        --       (1,567)        (481)
  Adjustments to maintain reserves             (2)      --        (390)         118        (36)        14          (25)          32
                                         --------    -----    --------     --------    -------    -------     --------     --------
      Net equity transactions              90,664       --     400,468     (137,314)   404,722    288,238       93,838      (95,463)
                                         --------    -----    --------     --------    -------    -------     --------     --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY                           92,474       --     494,936      (83,129)   389,851    271,045       56,494     (183,203)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                          --       --   1,466,071    1,549,200    271,045         --    1,147,302    1,330,505
                                         --------    -----    --------     --------    -------    -------     --------     --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD                          $ 92,474       --   1,961,007    1,466,071    660,896    271,045    1,203,796    1,147,302
                                         ========    =====    ========     ========    =======    =======     ========     ========

CHANGES IN UNITS:
  Beginning units                              --       --     129,295      139,182     28,453         --       79,760       86,087
                                         --------    -----    --------     --------    -------    -------     --------     --------
  Units purchased                           8,388       --      46,824       92,549     48,424     28,935        9,194       25,744
  Units redeemed                               --       --     (11,575)    (102,436)    (5,542)      (482)      (2,505)     (32,071)
                                         --------    -----    --------     --------    -------    -------     --------     --------
  Ending units                              8,388       --     164,544      129,295     71,335     28,453       86,449       79,760
                                         ========    =====    ========     ========    =======    =======     ========     ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FAEGROA                   FAEQINCA                   FAEQINC                  FAGROPPA
                                -----------------------   -----------------------   -----------------------   ---------------------
                                     2001       2000         2001           2000        2001          2000      2001         2000
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $   (1,188)          --        (416)          901     (15,709)          275       (308)        (324)
Realized gain (loss) on
  investments                       (2,505)          --      (2,142)           15     (60,070)         (993)    (9,521)      (1,136)
Change in unrealized gain
  (loss) on investments             (7,009)          --     (33,857)      (11,405)    (85,400)      (16,790)   (22,757)     (28,018)
Reinvested capital gains                --           --      16,306        19,916      71,379       160,305        141       16,619
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (10,702)          --     (20,109)        9,427     (89,800)      142,797    (32,445)     (12,859)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners             370,895           --     865,036       231,432     337,131       269,417     86,499      232,415
Transfers between funds             11,174           --     186,540        14,233     503,030      (219,138)      (371)     (59,478)
Redemptions                         (1,588)          --     (25,405)         (638)   (284,753)     (162,252)   (11,120)        (588)
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                      --           --          --            --      (3,815)       (2,769)        --           --
Contingent deferred sales
  charges (note 2)                      --           --        (176)           --      (3,682)       (2,548)      (513)          --
Adjustments to maintain
  reserves                             (10)          --         (26)           --         (42)           91        (14)          (3)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Net equity transactions            380,471           --   1,025,969       245,027     547,869      (117,199)    74,481      172,346
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                           369,769           --   1,005,860       254,454     458,069        25,598     42,036      159,487
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                   --           --     254,454            --   2,070,885     2,045,287    159,487           --
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END
  OF PERIOD                     $  369,769           --   1,260,314       254,454   2,528,954     2,070,885    201,523      159,487
                                ==========   ==========   =========      ========   =========     =========   ========     ========


CHANGES IN UNITS:

Beginning units                         --           --      22,823            --     114,460       122,012     18,843           --
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Units purchased                     52,090           --      96,274        22,886      38,462        42,959     10,616       18,891
Units redeemed                        (215)          --      (2,219)          (63)     (7,769)      (50,511)    (1,114)         (48)
                                ----------   ----------   ---------      --------   ---------     ---------   --------     --------
Ending units                        51,875           --     116,878        22,823     145,153       114,460     28,345       18,843
                                ==========   ==========   =========      ========   =========     =========   ========     ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FAGROPP                   FAHIYLD                    FAOVA                  FIDASMGR
                                -----------------------   -----------------------   -----------------------   ---------------------
                                  2001          2000        2001           2000       2001          2000        2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $  (40,430)    (107,495)    189,812       206,908        (104)           --    147,558      126,550
Realized gain (loss) on
  investments                     (606,723)     237,928    (402,270)     (310,930)        (50)           --   (145,721)     110,188
Change in unrealized gain
  (loss) on investments           (455,278)  (2,544,473)    136,572      (248,789)     (1,959)           --   (318,966)    (609,774)
Reinvested capital gains             6,000      721,693          --            --          --            --         --      426,248
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (1,096,431)  (1,692,347)    (75,886)     (352,811)     (2,113)           --   (317,129)      53,212
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners             835,991    2,069,879     319,413       763,712      45,141            --    459,017      758,069
Transfers between funds           (585,602)  (1,679,631)   (165,582)     (353,208)         --            --    206,859       (5,924)
Redemptions                       (623,920)  (1,166,012)   (353,989)     (471,835)       (327)           --   (909,429)    (552,669)
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                 (10,568)     (10,350)     (2,647)       (2,363)         --            --     (5,640)      (4,418)
Contingent deferred sales
  charges (note 2)                  (7,971)     (17,322)     (3,403)       (3,638)         --            --    (14,626)      (5,897)
Adjustments to maintain
  reserves                            (154)         166        (577)          775          (1)           --        (93)         210
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions           (392,224)    (803,270)   (206,785)      (66,557)     44,813            --   (263,912)     189,371
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (1,488,655)  (2,495,617)   (282,671)     (419,368)     42,700            --   (581,041)     242,583
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD            6,835,757    9,331,374   2,521,450     2,940,818          --            --  5,848,009    5,605,426
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $5,347,102    6,835,757   2,238,779     2,521,450      42,700            --  5,266,968    5,848,009
                                ==========   ==========   =========     =========   =========     =========   ========     ========

CHANGES IN UNITS:

Beginning units                    443,492      488,519     215,515       219,180          --            --    299,977      290,579
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                     65,544      156,196      27,928       103,512       5,936            --     41,100       63,698
Units redeemed                     (94,830)    (201,223)    (45,429)     (107,177)        (42)           --    (56,133)     (54,300)
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                       414,206      443,492     198,014       215,515       5,894            --    284,944      299,977
                                ==========   ==========   =========     =========   =========     =========   ========     ========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                       FIDCAPINC                 FIDEQINC                   FIDMGLN                FIDPURTN
                                -----------------------  ------------------------  ------------------------ -----------------------
                                   2001         2000         2001         2000        2001          2000        2001         2000
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
INVESTMENT ACTIVITY:

Net investment income           $   48,958       61,677      20,698        46,225    (298,617)     (444,030)   255,692      249,612
Realized gain (loss) on
  investments                      (20,310)     (11,556)    477,043     1,573,664   1,130,761     1,811,237   (108,743)     371,088
Change in unrealized gain
  (loss) on investments            (70,369)    (139,401) (1,580,681)   (1,689,315) (5,936,182)   (7,168,549)  (717,902)    (557,453)
Reinvested capital gains                --           --     273,431       844,444     249,290     1,415,443    247,301      701,969
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (41,721)     (89,280)   (809,509)      775,018  (4,854,748)   (4,385,899)  (323,652)     765,216
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners                  --           --     697,414       754,810   2,732,473     8,499,328    701,443    2,172,796
Transfers between funds             (6,000)      (1,317)    364,133    (1,230,096)   (536,655    (1,102,712)   267,014   (2,178,721)
Redemptions                        (57,074)    (130,701) (1,800,829)   (3,300,662) (3,311,518    (4,378,255)(1,401,713)  (2,019,589)
Annuity benefits                      (383)           6      (2,042)       (4,522)         --            --         --           --
Annual contract maintenance
  charges (note 2)                  (1,078)      (1,259)    (16,935)      (16,710)    (39,198)      (31,632)   (12,347)     (10,404)
Contingent deferred sales
  charges (note 2)                    (167)        (126)    (14,368)      (12,165)    (60,359)      (59,169)   (17,296)     (27,732)
Adjustments to maintain
  reserves                            (647)      (8,630)        304        (2,887)       (821)        1,304        (99)         584
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Net equity transactions            (65,349)    (142,027)   (772,323)   (3,812,232) (1,216,078)    2,928,864   (462,998)  (2,063,066)
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                          (107,070)    (231,307) (1,581,832)   (3,037,214) (6,070,826)   (1,457,035)  (786,650)  (1,297,850)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD              742,571      973,878  13,097,791    16,135,005  37,387,941    38,844,976 13,425,361   14,723,211
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $  635,501      742,571  11,515,959    13,097,791  31,317,115    37,387,941 12,638,711   13,425,361
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========

CHANGES IN UNITS:

Beginning units                     15,365       17,841     146,711       193,545   1,162,033     1,080,952    546,154      637,179
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Units purchased                         --           --      13,047        31,033     111,924       322,029     43,888      126,015
Units redeemed                      (1,380)      (2,476)    (22,133)      (77,867)   (157,624)     (240,948)   (63,522)    (217,040)
                                ----------   ----------  ----------    ----------  ----------    ---------- ----------   ----------
Ending units                        13,985       15,365     137,625       146,711   1,116,333     1,162,033    526,520      546,154
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========

NATIONWIDE VARIABLE ACCOUNT

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        FIDVIPHI                 FRANMUTSER                FRSMCAPGR                 FRBSINV
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001          2000       2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $    8,938        5,781       2,385         8,392      (4,188)        1,467      1,542           --
Realized gain (loss) on
  investments                       (1,126)         (42)    (10,977)          467     (47,993)       (1,605)       371           --
Change in unrealized gain
  (loss) on investments            (18,301)     (30,738)   (159,615)      (15,008)    (56,764)      (72,674)     1,311           --
Reinvested capital gains                --           --     189,188        30,941          --         2,512      6,481           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations        (10,489)     (24,999)     20,981        24,792    (108,945)      (70,300)     9,705           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners                  --           --   1,149,779       221,793     577,403       509,466     76,931           --
Transfers between funds               (909)          --   1,636,839        41,109     (19,893)        6,808    162,786           --
Redemptions                             --           --    (103,376)       (6,943)    (35,831)       (4,554)    (4,908)          --
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                     (38)         (45)     (1,951)         (768)         --            --         --           --
Contingent deferred sales
  charges (note 2)                      --           --      (1,810)           --          --           (59)        --           --
Adjustments to maintain
  reserves                               4           (2)    (23,975)       31,023         (42)           (6)        (8)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions               (943)         (47)  2,655,506       286,214     521,637       511,655    234,801           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                           (11,432)     (25,046)  2,676,487       311,006     412,692       441,355    244,506           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD               81,470      106,516     601,902       290,896     441,355            --         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $   70,038       81,470   3,278,389       601,902     854,047       441,355    244,506           --
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========


CHANGES IN UNITS:

Beginning units                      4,173        4,175      48,764        26,056      51,710            --         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                         --           --     220,685        27,260      82,263        52,168     20,047           --
Units redeemed                         (55)          (2)     (7,621)       (4,552)     (6,655)         (458)      (394)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                         4,118        4,173     261,828        48,764     127,318        51,710     19,653           --
                                ==========   ==========  ==========    ==========  ==========    ========== ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                       INVDYNAM                  INVSMCOGR                 INVTOTRET                 JANBAL
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001          2000       2001         2000
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
INVESTMENT ACTIVITY:

Net investment income           $ (119,026)    (123,559)     (3,409)         (429)      1,331           509      2,491           --
Realized gain (loss) on
  investments                   (1,234,178)     885,718     (27,648)          469      (3,139)          (11)    (1,178)          --
Change in unrealized gain
  (loss) on investments         (2,789,737)  (2,944,320)    (38,339)      (32,633)    (10,625)       (1,297)    (4,962)          --
Reinvested capital gains            10,757       36,954          --        11,714       7,579         2,580         --           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (4,132,184)  (2,145,207)    (69,396)      (20,879)     (4,854)        1,781     (3,649)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners           2,192,143    4,704,064     188,481       262,510      95,250        54,484    299,772        3,420
Transfers between funds         (1,007,160)   6,346,583      16,190           317      82,556        68,493     12,942           --
Redemptions                       (652,179)    (927,889)    (20,104)         (989)    (24,701)           --     (7,919)          --
Annuity benefits                        --           --          --            --          --            --         --           --
Annual contract maintenance
  charges (note 2)                 (10,730)      (4,491)         --            --          --            --         --           --
Contingent deferred sales
  charges (note 2)                 (19,148)     (15,016)        (91)           --          --            --       (198)          --
Adjustments to maintain
  reserves                           8,493        9,401        (186)        1,346         (27)            9        (15)           4
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Net equity transactions            511,419   10,112,652     184,290       263,184     153,078       122,986    304,582        3,424
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (3,620,765)   7,967,445     114,894       242,305     148,224       124,767    300,933        3,424
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD           11,510,996    3,543,551     242,305            --     124,767            --      3,424           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $7,890,231   11,510,996     357,199       242,305     272,991       124,767    304,357        3,424
                                ==========   ==========   =========     =========   =========     =========   ========     ========


CHANGES IN UNITS:

Beginning units                    769,130      198,949      27,458            --      12,697            --        350           --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Units purchased                    127,064      836,418      26,486        27,561      17,612        12,697     33,505          350
Units redeemed                     (38,260)    (266,237)     (2,174)         (103)     (1,915)           --       (808)          --
                                ----------   ----------   ---------     ---------   ---------     ---------   --------     --------
Ending units                       857,934      769,130      51,770        27,458      28,394        12,697     33,047          350
                                ==========   ==========   =========     =========   =========     =========   ========     ========

NATIONWIDE VARIABLE ACCOUNT

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                        JANINTL                  JANWORLD                   JANFUND                  JAN20FD
                                -----------------------   -----------------------   -----------------------   ---------------------
                                   2001         2000         2001          2000        2001         2000        2001        2000
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
INVESTMENT ACTIVITY:

Net investment income           $      (75)          --      (7,489)        2,167    (225,381)      11,148     (189,483)   (730,731)
Realized gain (loss) on
  investments                          (44)          --     (68,157)          (29)   (570,728)   1,607,308       27,113   3,499,158
Change in unrealized gain
  (loss) on investments             (2,443)          --    (106,301)      (30,359) (5,057,732)  (7,868,975) (13,574,505)(25,701,299)
Reinvested capital gains                --           --          --            --          --    2,088,623           --   1,367,498
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
Net increase (decrease) in
  contract owners' equity
  resulting from operations         (2,562)          --    (181,947)      (28,221) (5,853,841)  (4,161,896) (13,736,875)(21,565,374)
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners              17,521           --     936,618       493,370   4,015,666    7,540,354    7,022,459  19,178,200
Transfers between funds                 --           --     (83,569)        5,183  (1,689,120)   2,115,168   (3,224,785) (1,341,504)
Redemptions                            (58)          --     (79,407)       (2,025) (1,676,796)  (2,359,721)  (2,877,501) (4,697,280)
Annuity benefits                        --           --          --            --          --           --           --          --
Annual contract maintenance
  charges (note 2)                      --           --          --            --     (27,968)     (19,776)     (67,275)    (58,847)
Contingent deferred sales
  charges (note 2)                      --           --      (1,911)           --     (34,120)     (38,762)     (55,702)    (93,637)
Adjustments to maintain
  reserves                              (3)          --         (58)            3        (904)         442       (1,559)        482
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
Net equity transactions             17,460           --     771,673       496,531     586,758    7,237,705      795,637  12,987,414
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                            14,898           --     589,726       468,310  (5,267,083)   3,075,809  (12,941,238) (8,577,960)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD                   --           --     468,310            --  20,444,762   17,368,953   43,844,729  52,422,689
                                ----------   ----------   ---------     ---------  ----------   ----------   ----------  ----------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                        $   14,898           --   1,058,036       468,310  15,177,679   20,444,762   30,903,491  43,844,729
                                ==========   ==========   =========     =========  ==========   ===========  ==========  ==========


CHANGES IN UNITS:

Beginning units                         --           --      53,006            --     913,185      595,937    1,487,416     995,837
                                ----------   ----------  ----------    ----------  ----------   ----------   ----------  ----------
Units purchased                      2,195           --     115,423        53,223     209,820      549,386      302,530     803,649
Units redeemed                          (7)          --     (14,899)         (217)    (65,712)    (232,138)     (96,017)   (312,070)
                                ----------   ----------  ----------    ----------  ----------   ----------   ----------  ----------
Ending units                         2,188           --     153,530        53,006   1,057,293      913,185    1,693,929   1,487,416
                                ==========   ==========  ==========    ==========  ==========   ==========   =========   ==========


                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2001 AND 2000

                                      JANWRLDWDE                 LAZSMCAP                   MFSWGVT                MFSSTRATINCA
                                -----------------------   -----------------------   -----------------------   --------------------
                                   2001         2000         2001          2000        2001         2000        2001        2000
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
INVESTMENT ACTIVITY:

Net investment income          $  (233,470)     (51,940)     (9,438)         (868)      3,893        (5,908)      8,189         --
Realized gain (loss) on
  investments                      318,612    1,224,730      57,744        (3,876)     (2,760)      (63,733)       (326)        --
Change in unrealized gain
  (loss) on investments         (5,509,695)  (8,425,583)    (92,054)       32,307       1,361        68,733      (6,575)        --
Reinvested capital gains                --    2,157,913     206,610        12,829          --            --          --         --
                                ----------   ----------   ---------     ---------   ----------   ----------   ----------  --------
Net increase (decrease) in
  contract owners' equity
  resulting from operations     (5,424,553)  (5,094,880)    162,862        40,392       2,494          (908)      1,288         --
                                ----------   ----------   ---------     ---------   ----------   ----------   ----------  --------

EQUITY TRANSACTIONS:
Purchase payments received
  from contract owners           2,603,463    7,534,260     227,889       101,926      10,653        17,817       3,389         --
Transfers between funds         (1,977,966)   2,862,850     665,485       103,648    (362,663)      (43,127)    373,611         --
Redemptions                     (1,757,376)  (2,004,518)    (59,059)       (8,121)    (64,444)      (71,928)    (26,907)        --
Annuity benefits                        --           --          --            --        (554)       (2,148)         --         --
Annual contract maintenance
  charges (note 2)                 (28,080)     (21,457)       (813)         (188)       (592)         (803)       (214)        --
Contingent deferred sales
  charges (note 2)                 (31,581)     (31,026)     (2,060)         (192)       (708)         (900)       (233)        --
Adjustments to maintain
  reserves                            (639)         470         872           300         551          (734)        446         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
Net equity transactions         (1,192,179)   8,340,579     832,314       197,373    (417,757)     (101,823)    350,092         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY                        (6,616,732)   3,245,699     995,176       237,765    (415,263)     (102,731)    351,380         --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD           22,278,531   19,032,832     419,751       181,986     415,263       517,994          --         --
                                ----------   ----------   ---------     ---------   ---------    ---------    ---------   --------
CONTRACT OWNERS' EQUITY END OF
  PERIOD                       $15,661,799   22,278,531   1,414,927       419,751          --       415,263     351,380         --
                                ==========   ==========   =========     =========   =========    =========    =========   ========


CHANGES IN UNITS:

Beginning units                  1,166,203      769,694      35,489        17,392      11,595        14,393          --         --
                                ----------   ----------   ---------     ---------   ---------    ---------   ----------   --------
Units purchased                    200,626      645,613      72,401        28,034         297         7,708      37,035         --
Units redeemed                    (287,850)    (249,104)     (4,227)       (9,937)    (11,892)      (10,506)     (2,313)        --
                                ----------   ----------   ---------     ---------   ---------    ---------   ----------   --------
Ending units                     1,078,979    1,166,203     103,663        35,489          --        11,595      34,722         --
                                ==========   ==========   =========     =========   =========    =========   ==========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWBDFD                    NWBDIX                    NWGROFD                   NWFUND
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    67,788       81,928          228           --      (19,480)     (36,024)     (42,194)     (40,393)
  Realized gain (loss) on
    investments ..........      (28,261)     (35,825)          12           --     (262,050)     128,254     (561,999)     222,215
  Change in unrealized
    gain (loss) on
    investments ..........       69,172       38,713          (63)          --     (260,542)  (1,487,368)    (295,433)  (2,391,910)
  Reinvested capital gains           --           --           18           --           --      481,189           --    1,961,558
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........      108,699       84,816          195           --     (542,072)    (913,949)    (899,626)    (248,530)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      347,762       97,915       12,550           --      319,329      510,229      943,207    1,502,800
  Transfers between funds       805,427      (28,757)         164           --      (61,933)    (364,003)    (559,986)  (1,284,116)
  Redemptions ............     (650,350)    (247,596)        (343)          --      (87,318)    (948,449)    (518,405)  (1,656,526)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (2,118)      (1,424)          --           --       (3,624)      (4,325)     (13,810)     (13,950)
  Contingent deferred
    sales charges (note 2)      (13,821)      (1,809)         (10)          --         (569)      (2,187)      (4,248)     (12,270)
  Adjustments to maintain
    reserves .............         (272)        (652)          (3)          --          (88)      (1,306)        (239)      (2,162)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      486,628     (182,323)      12,358           --      165,797     (810,041)    (153,481)  (1,466,224)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      595,327      (97,507)      12,553           --     (376,275)  (1,723,990)  (1,053,107)  (1,714,754)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    1,475,816    1,573,323           --           --    1,825,984    3,549,974    6,841,529    8,556,283
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 2,071,143    1,475,816       12,553           --    1,449,709    1,825,984    5,788,422    6,841,529
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========


CHANGES IN UNITS:
  Beginning units ........       33,869       37,551           --           --       26,856       26,861       67,460       69,246
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       47,901        9,599        1,158           --       12,809        6,996       16,259       19,841
  Units redeemed .........      (12,695)     (13,281)         (30)          --       (3,094)      (7,001)      (5,656)     (21,627)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       69,075       33,869        1,128           --       36,571       26,856       78,063       67,460
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWVALOP                   NWUSGVT                   NWIDAGG                   NWIDCON
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $       (4)          --       56,892       19,774           13           --            3           --
  Realized gain (loss) on
    investments ..........           --           --       25,204      (12,168)          --           --           34           --
  Change in unrealized
    gain (loss) on
    investments ..........          105           --      (60,146)      39,127           30           --           --           --
  Reinvested capital gains           25           --       49,723           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........          126           --       71,673       46,733           43           --           37           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............        2,205           --    1,206,018      108,712       11,036           --          160           --
  Transfers between funds         1,042           --      919,944      (64,315)          --           --           --           --
  Redemptions ............           --           --     (198,121)     (32,911)          --           --           --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --       (1,361)        (510)          --           --           --           --
  Contingent deferred
    sales charges (note 2)           --           --         (519)        (718)          --           --           --           --
  Adjustments to maintain
    reserves .............           (3)          --        3,575          (78)          (1)          --           (1)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....        3,244           --    1,929,536       10,180       11,035           --          159           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........        3,370           --    2,001,209       56,913       11,078           --          196           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --      496,638      439,725           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $    3,370           --    2,497,847      496,638       11,078           --          196           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --       39,451       38,137           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........          313           --      171,519       39,041        1,341           --           19           --
  Units redeemed .........           --           --      (13,473)     (37,727)          --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........          313           --      197,497       39,451        1,341           --           19           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWIDMOD                  NWIDMODAG                 NWIDMODC                  NWINTLIX
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..    $   1,140           --           (1)          --           10           --           (3)          --
  Realized gain (loss) on
    investments ..........           (8)          --          (96)          --           --           --           (1)          --
  Change in unrealized
    gain (loss) on
    investments ..........       (1,779)          --           18           --           (6)          --         (140)          --
  Reinvested capital gains           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........         (647)          --          (79)          --            4           --         (144)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      100,752           --        1,761           --        1,360           --        2,032           --
  Transfers between funds        87,040           --           --           --           --           --           --           --
  Redemptions ............           --           --           --           --           --           --           --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --           --           --           --           --           --           --
  Contingent deferred
    sales charges (note 2)           --           --           --           --           --           --           --           --
  Adjustments to maintain
    reserves .............           (3)          --           (3)          --           (1)          --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....      187,789           --        1,758           --        1,359           --        2,032           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      187,142           --        1,679           --        1,363           --        1,888           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........    $ 187,142           --        1,679           --        1,363           --        1,888           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........       20,377           --          195           --          141           --          257           --
  Units redeemed .........           --           --           --           --           --           --           --           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........       20,377           --          195           --          141           --          257           --
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    PRLGCPGRO                 PRLGCPVAL                 NWMDCPMKT                  NWMYMKT
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    (1,969)      (1,618)        (876)         158          (23)          --      318,517      578,198
  Realized gain (loss) on
    investments ..........      (84,369)       3,751        3,641        6,909         (111)          --           --           --
  Change in unrealized
    gain (loss) on
    investments ..........       39,272      (55,813)     (51,304)       7,570          319           --           --           --
  Reinvested capital gains           --        6,593       22,381           --           62           --           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........      (47,066)     (47,087)     (26,158)      14,637          247           --      318,517      578,198

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............       43,136      101,405       99,512       20,559       15,865           --    2,404,184    5,342,140
  Transfers between funds         7,424       95,141      402,485       95,950           --           --    2,800,458   (2,712,235)
  Redemptions ............      (63,801)      (9,498)     (17,527)        (997)        (170)          --   (4,282,401)  (3,187,810)
  Annuity benefits .......           --           --           --           --           --           --         (250)        (247)
  Annual contract
    maintenance charges
    (note 2) .............         (173)         (76)        (259)         (31)          --           --      (17,021)     (12,461)
  Contingent deferred
    sales charges (note 2)       (1,662)        (452)        (187)          (7)         (11)          --      (51,871)     (56,999)
  Adjustments to maintain
    reserves .............           81           76          187           77           (3)          --          (68)         477
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      (14,995)     186,596      484,211      115,551       15,681           --      853,031     (627,135)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      (62,061)     139,509      458,053      130,188       15,928           --    1,171,548      (48,937)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      159,230       19,721      131,235        1,047           --           --   14,250,648   14,299,585
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $    97,169      159,230      589,288      131,235       15,928           --   15,422,196   14,250,648
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........       15,960        1,471       11,972          109           --           --      619,703      649,535
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........        9,691       16,654       46,310       20,132        1,696           --       58,377    1,305,444
  Units redeemed .........      (12,229)      (2,165)      (1,511)      (8,269)         (18)          --      (18,156)  (1,335,276)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       13,422       15,960       56,771       11,972        1,678           --      659,924      619,703
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NWMYMKS                    PRBAL                     PRINT                   NWINDXFD
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    68,269       23,178          464           44         (652)        (499)      (9,036)      (4,207)
  Realized gain (loss) on
    investments ..........           --           --       (1,702)         138      (19,517)      (3,910)     (67,105)       4,182
  Change in unrealized
    gain (loss) on
    investments ..........           --           --          271         (367)       1,871       (5,276)    (207,071)    (188,241)
  Reinvested capital gains           --           --           --           49           --        2,962           --       28,154
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       68,269       23,178         (967)        (136)     (18,298)      (6,723)    (283,212)    (160,112)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............    4,266,638    2,142,078       29,163        4,737       15,200        5,026      778,044    1,813,925
  Transfers between funds      (800,796)    (341,380)     (31,195)          --      (58,233)      12,573      266,115       38,951
  Redemptions ............     (505,779)     (36,361)      (1,123)      (4,041)      (1,732)          --     (177,358)     (23,246)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           --           --          (55)         (18)         (31)         (32)      (1,069)        (303)
  Contingent deferred
    sales charges (note 2)       (1,882)          --           (4)        (214)        (115)          --       (5,116)        (368)
  Adjustments to maintain
    reserves .............          (68)          69           12            4           25           53        3,234          432
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....    2,958,113    1,764,406       (3,202)         468      (44,886)      17,620      863,850    1,829,391
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........    3,026,382    1,787,584       (4,169)         332      (63,184)      10,897      580,638    1,669,279
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    1,787,584           --        4,169        3,837       63,184       52,287    1,880,226      210,947
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 4,813,966    1,787,584           --        4,169           --       63,184    2,460,864    1,880,226
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........      173,280           --          396          355        5,890        4,361      200,543       17,851
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........      349,067      176,172        3,660          432        2,000       10,876      113,322      187,309
  Units redeemed .........      (66,293)      (2,892)      (4,056)        (391)      (7,890)      (9,347)     (14,368)      (4,617)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........      456,054      173,280           --          396           --        5,890      299,497      200,543
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                     NSATBAL                   PRSMCP                   NWSMCPIX                  NBEFGUARD
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $      257           --       (5,206)      (3,476)          (2)          --      (27,702)     (44,023)
  Realized gain (loss) on
    investments ..........           58           --       (5,917)      14,301           (7)          --     (856,009)    (977,860)
  Change in unrealized
    gain (loss) on
    investments ..........        2,937           --        3,047      (25,820)         269           --      699,319     (160,937)
  Reinvested capital gains           --           --           --       24,037           --           --           --      984,304
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........        3,252           --       (8,076)       9,042          260           --     (184,392)    (198,516)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............        2,075           --       87,742      102,808        6,458           --      328,552      934,359
  Transfers between funds        76,334           --      128,789       91,254        1,426           --     (239,467)  (1,304,938)
  Redemptions ............         (610)          --      (29,620)      (4,068)         (86)          --     (594,435)    (673,682)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............           (3)          --         (427)         (76)          --           --       (5,380)      (5,130)
  Contingent deferred
    sales charges (note 2)           --           --         (387)          (9)          (6)          --       (7,673)     (11,974)
  Adjustments to maintain
    reserves .............           (1)          --          254          260           (5)          --         (153)       6,310
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....       77,795           --      186,351      190,169        7,787           --     (518,556)  (1,055,055)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........       81,047           --      178,275      199,211        8,047           --     (702,948)  (1,253,571)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....           --           --      297,875       98,664           --           --    5,737,780    6,991,351
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $   81,047           --      476,150      297,875        8,047           --    5,034,832    5,737,780
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........           --           --       23,850        8,136           --           --      321,714      379,737
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........        8,428           --       17,942       24,056          855           --       19,698       64,761
  Units redeemed .........          (65)          --       (1,927)      (8,342)          (9)          --      (49,995)    (122,784)
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........        8,363           --       39,865       23,850          846           --      291,417      321,714
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    NBEFPART                   NBETGEN                  NBETGUARD                 NBETPART
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001          2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $   (59,655)     (45,474)     (38,031)     (13,078)        (304)          46         (850)         168
  Realized gain (loss) on
    investments ..........     (156,580)    (557,859)     159,503       42,179      (10,909)        (289)      (4,866)         (45)
  Change in unrealized
    gain (loss) on
    investments ..........     (176,573)     (24,874)      91,860      182,098        5,159       (9,680)       1,211       (1,904)
  Reinvested capital gains      109,789      528,758      120,736       56,500           --        8,967        3,224        2,342
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........     (283,019)     (99,449)     334,068      267,699       (6,054)        (956)      (1,281)         561
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      487,937      930,559    1,068,187      256,356      203,673       51,488      158,620       28,515
  Transfers between funds        23,335   (1,681,086)   1,766,858      510,006      (15,592)      13,829        4,664       13,829
  Redemptions ............     (577,824)    (777,183)    (325,650)     (90,485)      (4,121)        (593)     (17,958)        (615)
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (9,218)      (8,686)      (3,152)        (970)          --           --           --           --
  Contingent deferred
    sales charges (note 2)       (6,167)     (13,286)      (3,400)      (2,868)        (211)          --         (718)          --
  Adjustments to maintain
    reserves .............         (162)         270        2,136        1,560          (23)           7          (10)          --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      (82,099)  (1,549,412)   2,504,979      673,599      183,726       64,731      144,598       41,729
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........     (365,118)  (1,648,861)   2,839,047      941,298      177,672       63,775      143,317       42,290
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....    6,608,638    8,257,499    1,618,992      677,694       63,775           --       42,290           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 6,243,520    6,608,638    4,458,039    1,618,992      241,447       63,775      185,607       42,290
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........      250,979      311,322      130,512       71,238        6,805           --        4,165           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       24,814       42,491      217,433       95,410       21,532        6,883       16,442        4,253
  Units redeemed .........      (28,044)    (102,834)     (20,310)     (36,136)      (1,746)         (78)      (1,482)         (88)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........      247,749      250,979      327,635      130,512       26,591        6,805       19,125        4,165
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                   NBIFLTDMAT                 OPPCAPAPA                  OPPGLOB                  OPSTRINC
                            ------------------------  ------------------------  ------------------------  ------------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Net investment income ..  $    38,652       47,227       (1,896)          (5)    (182,812)    (189,522)       1,633           --
  Realized gain (loss) on
    investments ..........       (3,177)     (52,974)      (5,950)          --       73,629      569,311          (15)          --
  Change in unrealized
    gain (loss) on
    investments ..........       15,898       40,948      (22,131)        (627)  (2,014,668)  (3,038,304)      (1,795)          --
  Reinvested capital gains           --           --        8,989          531           --    2,853,357           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       51,373       35,201      (20,988)        (101)  (2,123,851)     194,842         (177)          --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............      112,623       60,280      304,491        5,445    2,615,369    3,623,236       23,749           --
  Transfers between funds       416,238     (687,087)      97,602           --      390,996    1,573,701           --           --
  Redemptions ............     (145,696)     (96,412)      (4,838)          --   (1,878,361)  (1,780,366)          --           --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............         (988)        (659)          --           --      (15,313)     (10,481)          --           --
  Contingent deferred
    sales charges (note 2)       (2,161)      (1,333)        (189)          --      (30,597)     (23,411)          --           --
  Adjustments to maintain
    reserves .............          377        5,288          (16)          (2)      13,421      (22,300)          11           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Net equity
        transactions .....      380,393     (719,923)     397,050        5,443    1,095,515    3,360,379       23,760           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      431,766     (684,722)     376,062        5,342   (1,028,336)   3,555,221       23,583           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      765,668    1,450,390        5,342           --   15,441,947   11,886,726           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........  $ 1,197,434      765,668      381,404        5,342   14,413,611   15,441,947       23,583           --
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS:
  Beginning units ........       60,106      119,912          587           --      468,998      315,244           --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Units purchased ........       33,742        9,939       48,503          587    1,761,875      214,029        2,330           --
  Units redeemed .........       (5,993)     (69,745)        (570)          --     (489,338)     (60,275)          --           --
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Ending units ...........       87,855       60,106       48,520          587    1,741,535      468,998        2,330           --
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    PHXBALFD                  PIMTOTRET                 STCOMSTK                  STRMIDCAP
                             -----------------------   -----------------------   -----------------------   -----------------------
                                2001         2000         2001         2000         2001         2000         2001         2000
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ..   $   12,037       12,392       12,437           --      (33,926)     (16,330)         (41)          (4)
  Realized gain (loss) on
    investments ..........      (28,973)       9,946        1,338           --     (141,801)      15,730         (562)          --
  Change in unrealized
    gain (loss) on
    investments ..........       11,770     (147,524)      (5,006)          --      106,669     (349,612)         (57)        (171)
  Reinvested capital gains           --      106,451       11,996           --        5,625      313,611            2          190
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........       (5,166)     (18,735)      20,765           --      (63,433)     (36,601)        (658)          15
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............       72,691      122,071      422,529        3,420      974,333      723,440       13,635        4,083
  Transfers between funds        68,618      (87,741)      24,951           --      378,302      380,272            5           --
  Redemptions ............     (144,289)    (193,162)     (27,440)          --     (163,452)     (65,363)      (2,451)          --
  Annuity benefits .......           --           --           --           --           --           --           --           --
  Annual contract
    maintenance charges
    (note 2) .............       (1,511)      (1,220)          --           --       (1,844)        (456)          --           --
  Contingent deferred
    sales charges (note 2)       (1,960)      (1,416)        (490)          --       (1,903)      (1,326)        (162)          --
  Adjustments to
    maintain reserves ....           28           74          (47)           2        3,941        1,512           (5)           1
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Net equity
        transactions .....       (6,423)    (161,394)     419,503        3,422    1,189,377    1,038,079       11,022        4,084
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........      (11,589)    (180,129)     440,268        3,422    1,125,944    1,001,478       10,364        4,099
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....      881,067    1,061,196        3,422           --    2,005,352    1,003,874        4,099           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........   $  869,478      881,067      443,690        3,422    3,131,296    2,005,352       14,463        4,099
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
  Beginning units ........       49,219       58,294          328           --      150,483       69,558          530           --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Units purchased ........       44,195        8,978       41,430          328      126,603      104,411        2,545          530
  Units redeemed .........      (45,127)     (18,053)      (2,263)          --      (12,321)     (23,486)        (336)          --
                             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ending units ...........       48,287       49,219       39,495          328      264,765      150,483        2,739          530
                             ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                         STRGINC                         STLCAP                         TEMFORFD
                               --------------------------      --------------------------      --------------------------
                                  2001            2000            2001            2000            2001            2000
                               ----------      ----------      ----------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ..     $      (91)             --         (51,038)        (78,810)         67,651          57,104
  Realized gain (loss) on
    investments ..........             (5)             --        (151,721)        437,689        (455,179)         32,364
  Change in unrealized
    gain (loss) on
    investments ..........         (1,348)             --      (1,598,680)     (2,118,374)          7,911        (468,696)
  Reinvested capital gains             --              --              --         805,986              --         113,663
                               ----------      ----------      ----------      ----------      ----------      ----------
  Net increase (decrease)
    in contract owners'
    equity resulting from
    operations ...........         (1,444)             --      (1,801,439)       (953,509)       (379,617)       (265,565)
                               ----------      ----------      ----------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from contract
    owners ...............         20,818              --         487,841       1,270,016         716,554         988,049
  Transfers between funds              --              --        (331,530)      1,282,656        (317,787)       (456,626)
  Redemptions ............           (132)             --        (433,724)     (1,003,346)       (422,386)       (521,464)
  Annuity benefits .......             --              --              --              --              --              --
  Annual contract
    maintenance charges
    (note 2) .............             --              --          (5,715)         (4,519)         (5,697)         (4,695)
  Contingent deferred
    sales charges (note 2)             --              --          (7,127)        (22,648)         (9,262)         (9,360)
  Adjustments to maintain
    reserves .............             (2)             --            (203)            573            (130)            117
                               ----------      ----------      ----------      ----------      ----------      ----------
      Net equity
        transactions .....         20,684              --        (290,458)      1,522,732         (38,708)         (3,979)
                               ----------      ----------      ----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........         19,240              --      (2,091,897)        569,223        (418,325)       (269,544)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ....             --              --       5,458,905       4,889,682       5,595,312       5,864,856
                               ----------      ----------      ----------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..........     $   19,240              --       3,367,008       5,458,905       5,176,987       5,595,312
                               ==========      ==========      ==========      ==========      ==========      ==========

CHANGES IN UNITS:
  Beginning units ........             --              --         151,239         115,792         338,697         334,228
                               ----------      ----------      ----------      ----------      ----------      ----------
  Units purchased ........          2,811              --          20,547          73,720          27,202         247,403
  Units redeemed .........            (18)             --         (32,231)        (38,273)         (9,165)       (242,934)
                               ----------      ----------      ----------      ----------      ----------      ----------
  Ending units ...........          2,793              --         139,555         151,239         356,734         338,697
                               ==========      ==========      ==========      ==========      ==========      ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                    (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                    (ACIntGrA)
               American Century International Growth Fund - Investor Class
                    (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                    (ACSTGvtI)
               American Century Ultra Fund - Investor Class (ACUltraI)
               Credit Suisse Emerging Growth Fund - Common Shares (CSWPEmGro) Credit Suisse Global Fixed-Income Fund - Common Shares
                    (CSWPGlFixI)
               Delaware Delchester Fund Institutional Class (DeHYBd)
               Dreyfus A Bonds Plus, Inc. (DryABds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               The  Dreyfus Premier Third Century Fund, Inc. - Class Z
                    (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc) (formerly Class Y) Federated Equity Income Fund - Class F Shares (FedEqInF) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                    (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                    Class F Shares (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FABalA)
               Fidelity(R) Advisor Balanced Fund - Class T (FABal)
               Fidelity(R) Advisor Equity Growth Fund - Class A (FAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FAEqInc) Fidelity(R) Advisor Growth Opportunities Fund -
                    Class A (FAGrOppA)
               Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity(R) Advisor High Yield Fund - Class T (FAHiYld) Fidelity(R) Advisor Overseas Fund - Class A (FAOvA)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

               Fidelity(R) Asset Manager(TM)(FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
                    (not available for additional purchase payments or exchanges after May 1, 1991)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R)Fund (FidMgln)
               Fidelity(R) Puritan(R)Fund (FidPurtn)
               Fidelity(R) Variable Insurance Products Fund - High Income
                    Portfolio: Initial Class (FidVIPHI)
                    (not available for additional purchase payments or exchanges after December 1, 1993)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                    (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FrSmCapGr)
               Franklin Value Investors Trust - Franklin Balance Sheet
                    Investment Fund - Class A (FrBSInv)
               Invesco Dynamics Fund - Investor Class (InvDynam)
               Invesco Small Company Growth Fund - Investor Class (InvSmCoGr) Invesco Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS(R) Global Governments Fund - Class A (MFSWGvt)*
               MFS(R) Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R) Bond Fund - Class D (NWBdFd)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Bond Index Fund - Class A (NWBdIx) (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Family of Funds Gartmore Growth Fund - Class D
                    (NWGroFd)
                    (formerly Nationwide Growth Fund - Class D)
               Nationwide(R) Family of Funds Gartmore Total Return Fund -
                    Class D (NWFund)
                    (formerly Nationwide Fund - Class D)
               Nationwide(R) Family of Funds Gartmore Value Opportunities Fund -
                    Class A (NWValOp)
               Nationwide(R) Government Bond Fund - Class D (NWUSGvt)
                    (formerly Nationwide(R) Intermediate U.S. Government Bond
                         Fund - Class D)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Investor Destinations Aggressive Fund - Service
                    Class (NWIDAgg)
               Nationwide(R) Investor Destinations Conservative Fund - Service
                    Class (NWIDCon)
               Nationwide(R) Investor Destinations Moderate Fund - Service Class
                    (NWIDMod)
               Nationwide(R) Investor Destinations Moderately Aggressive Fund -
                    Service Class (NWIDModAg)
               Nationwide(R) Investor Destinations Moderately Conservative
                    Fund - Service Class (NWIDModC)
               Nationwide(R) International Index Fund - Class A (NWIntIx)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Large Cap Growth Fund - Class A (PrLgCpGro)
                    (formerly Prestige Large Cap Growth Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Large Cap Value Fund - Class A (PrLgCpVal)
                    (formerly Prestige Large Cap Value Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)

               Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Money Market Fund - Service Class (NWMyMkS)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Mutual Funds - Prestige Balanced Fund - Class A
                    (PrBal)*
               Nationwide(R) Mutual Funds - Prestige International Fund -
                    Class A (PrInt)*
               Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
                    (NSATBal)
               Nationwide(R) Small Cap Fund - Class A (PrSmCp)
                    (formerly Prestige Small Cap Fund - Class A)
                    (managed for a fee by an affiliated investment advisor)
               Nationwide(R) Small Cap Index Fund - Class A (NWSmCpIx)
                    (managed for a fee by an affiliated investment advisor)
               Neuberger Berman Equity Funds(R)- Guardian Fund - Investor Class
                    Shares (NBEFGuard)
               Neuberger Berman Equity Funds(R)- Partners Fund - Investor Class
                    Shares (NBEFPart)
               Neuberger Berman Equity Trust(R) - Genesis Fund - Trust Class
                    Shares (NBETGen)
                    (available only for contract established prior to March 6,
                        1998)
               Neuberger Berman Equity Trust(R)- Guardian Fund - Trust Class
                    Shares (NBETGuard)
               Neuberger Berman Equity Trust(R)- Partners Fund - Trust Class
                    Shares (NBETPart)
               Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class
                    Shares (NBIFLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Strategic Income Fund A (OpStrInc)
               Phoenix - Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth & Income Fund (StrGInc)
               Strong Large Cap Growth Fund (StrLCap)
                    (formerly Strong Total Return Fund)
               Templeton Foreign Fund - Class A (TemForFd)

               *At December 31, 2001, contract owners have not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

                              NATIONWIDE VARIABLE ACCOUNT RIDERS                                      SOLOIST          SUCCESSOR
                                                                                                      -------          ---------
MORTALITY AND EXPENSE RISK - BASIC                                                                      1.30%             0.95%
REDUCED PURCHASE PAYMENT OPTION:                                                                          --              0.25%
      Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts

DEATH BENEFIT OPTIONS:
   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                           --              0.15%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders or
      (iii) highest contract value before 86th birthday less surrenders
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)          --              0.20%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders,
      (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
            interest anniversary value
   One-Year Step Up (for contracts issued prior to 1-2-01)                                                --              0.10%
      If death before annuitization, benefit will be greatest of
      (i) contract value,
      (ii) purchase payments less surrenders or
      (iii) highest contract value before 86th birthday less surrenders
   5% Enhanced (for contracts issued prior to 1-2-01)                                                     --              0.05%
      If death before annuitization, benefit will be greater of
      (i) contract value or
      (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
   Option 1                                                                                               --              0.45%
   Option 2                                                                                               --              0.30%
      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances

BENEFICIARY PROTECTOR OPTION:                                                                             --              0.40%
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract


MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                       1.30%             2.50%

*    When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001:

                            TOTAL            ACGROI        ACINCGROA      ACINCGROI        ACINTGRA
                            -----            ------        ---------      ---------        --------
   0.95% ...........      $  119,350          1,441          3,019             --            732
   1.00% ...........           2,225             11            138             --             --
   1.05% ...........          11,551            506            955             --             62
   1.10% ...........          20,034             59            361             --             75
   1.15% ...........           1,252             --             --             --             --
   1.20% ...........          74,019            844          1,847             --            353
   1.25% ...........          26,095            122          1,656             --            172
   1.30% ...........       3,995,600        156,870            127        117,307             --
   1.35% ...........           4,245             85            144             --             --
   1.40% ...........           4,337            570            578             --             37
   1.45% ...........           7,664             99            230             --             73
   1.50% ...........           1,281             12            134             --             25
   1.55% ...........             828             17            100             --             --
   1.60% ...........             375              7              1             --             --
   1.65% ...........             423             14             --             --             --
   1.70% ...........              80             --             --             --             --
   1.80% ...........              67             --             --             --             --
   1.90% ...........              22             --             --             --             --
                          ----------        -------          -----        -------          -----
Total ..............      $4,269,448        160,657          9,290        117,307          1,529
                          ==========        =======          =====        =======          =====


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                          ACINTLGRI         ACSTGVTI       ACULTRAI       CSWPEMGRO        CSWPGIFIXI
                          ---------         --------       --------       ---------        ----------
   0.95% ...........      $    --             2,412          9,926             --               --
   1.00% ...........           --                22             58             --               --
   1.05% ...........           --                --            532             --               --
   1.10% ...........           --                11            868             --               --
   1.15% ...........           --               219             --             --               --
   1.20% ...........           --               214          4,451             --               --
   1.25% ...........           --                --          2,157             --               --
   1.30% ...........       32,218            21,759        291,850         59,678            2,610
   1.35% ...........           --                36            248             --               --
   1.40% ...........           --                --             35             --               --
   1.45% ...........           --                61            618             --               --
   1.50% ...........           --                11             85             --               --
   1.55% ...........           --                --             14             --               --
   1.60% ...........           --                --             16             --               --
   1.65% ...........           --                --              1             --               --
   1.80% ...........           --                --              7             --               --
                          -------           -------        -------        -------          -------
Total ..............      $32,218            24,745        310,866         59,678            2,610
                          =======           =======        =======        =======          =======


                          DEHYBD            DRYABDS        DRYAPP         DRYBAL           DRYELEAD
   0.95% ..........       $   --              6,411         1,438            108
   1.00% ..........           --                 --            78            488               --
   1.05% ..........           --                 --            12            465               --
   1.10% ..........           --                 --           274            602               --
   1.20% ..........           --                 --         1,141          1,277              718
   1.25% ..........           --                 --           827             69               43
   1.30% ..........        6,478             32,139        30,499         12,780               --
   1.35% ..........           --                 --           176             26               --
   1.40% ..........           --                 --            15          1,050               --
   1.45% ..........           --                 --           129             65               --
   1.50% ..........           --                 --            10             26               --
   1.55% ..........           --                 --             1             83               --
   1.65% ..........           --                 --            69             --               --
                          ------             ------        ------         ------           ------
Total .............       $6,478             32,139        39,642         18,369              869
                          ======             ======        ======         ======           ======

                                 DRY3DCEN          DRY500IX          EVINC          FEDEQINF       FEDHIYLD
                                 --------          --------          -----          --------       --------
   0.95% ..........              $ 2,652               --               --               --              423
   1.00% ..........                   --               --               --               --               17
   1.05% ..........                   --               --               --               --              215
   1.10% ..........                    7               --               --               --              194
   1.20% ..........                  590               --               --              207              210
   1.25% ..........                  514               --               --               57              157
   1.30% ..........               22,226          283,485           11,543               --            6,923
   1.35% ..........                   --               --               --                4                1
   1.45% ..........                  153               --               --               --               15

Continued                      DRY3DCEN         DRY500IX          EVINC           FEDEQINF        FEDHIYLD
---------                      --------         --------          -----           --------        --------
   1.50% ..........                 --               --               --                1               --
   1.60% ..........                 --               --               --               --                1
   1.70% ..........                  1               --               --               --                1
                               -------          -------          -------          -------          -------
Total .............            $26,143          283,485           11,543              269            8,157
                               =======          =======          =======          =======          =======


                              FEDINTINC       FEDBDFD         FABALA          FABAL           FAEGROA
                              ---------       -------         ------          -----           -------
   0.95% ...........          $  397           1,439           1,762              --             977
   1.00% ...........              22              --              --              --              --
   1.05% ...........              --             572              44              --              --
   1.10% ...........              --             279           2,130              --              46
   1.15% ...........              --              --             159              --              --
   1.20% ...........              --             976             582              --             142
   1.25% ...........              --             206             194              --               3
   1.30% ...........              --          19,443              --          16,149              --
   1.35% ...........              --              15             252              --               2
   1.40% ...........              --              31               6              --              --
   1.45% ...........              --              57             110              --              18
   1.50% ...........              --              --               3              --              --
   1.55% ...........              --              16              --              --              --
   1.60% ...........              --              --               2              --              --
   1.80% ...........              --              11              --              --              --
   1.90% ...........              --               4              --              --              --
                              ------          ------          ------          ------          ------
Total                         $  419          23,049           5,244          16,149           1,188
                              ======          ======          ======          ======          ======

                             FAEQINCA         FAEQINC        FAGROPPA        FAGROPP         FAHIYLD
                             --------         -------        --------        -------         -------
   0.95% ...........          $3,569              --             802              --             403
   1.00% ...........              63              --              --              --               5
   1.05% ...........             302              --              --              --              36
   1.10% ...........             379              --             277              --              52
   1.20% ...........           1,387              --             756              --             355
   1.25% ...........           1,215              --              16              --             129
   1.30% ...........              51          29,696              --          75,522          31,565
   1.35% ...........              25              --              18              --              --
   1.40% ...........              21              --              --              --              --
   1.45% ...........             141              --             133              --              43
   1.50% ...........              18              --              --              --              --
   1.65% ...........              67              --              --              --              --
   1.70% ...........              --              --              --              --               4
   1.80% ...........              --              --               7              --              11
                              ------          ------          ------          ------          ------
Total ..............          $7,238          29,696           2,009          75,522          32,603
                              ======          ======          ======          ======          ======


                          FAOVA          FIDASMGR          FIDCAPINC      FIDEQINC         FIDMGLN
                          -----          --------          ---------      --------         -------
   0.95%                 $    84               --               --               --               --
   1.20%                      20               --               --               --               --
   1.30%                      --           71,048            9,352          157,714          438,675
                         -------          -------          -------          -------          -------
Total                    $   104           71,048            9,352          157,714          438,675
                         =======          =======          =======          =======          =======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                           FIDPURTN             FIDVIPHI      FRANMUTSER         FRSMCAPGR          FRBSINV
                           --------             --------      ----------         ---------          -------
   0.95% ...........$            --                --             2,522             2,808               282
   1.00% ...........             --                --               125                22                --
   1.05% ...........             --                --                76               578                --
   1.10% ...........             --                --               364               175                15
   1.20% ...........             --                --             1,208             1,615               162
   1.25% ...........             --                --               502               873               278
   1.30% ...........        171,307             1,011            17,581               198                --
   1.35% ...........             --                --               109                40                69
   1.40% ...........             --                --                 3                37                --
   1.45% ...........             --                --                28               156                47
   1.50% ...........             --                --                14                --                 2
   1.55% ...........             --                --                99                14                --
   1.60% ...........             --                --                 7                --                 3
   1.65% ...........             --                --                 6                --                --
   1.70% ...........             --                --                --                 1                --
   1.90% ...........             --                --                 4                --                --
                           --------          --------          --------          --------          --------
Total ..............       $171,307             1,011            22,648             6,517               858
                           ========          ========          ========          ========          ========

                              INVDYNAM         INVSMCOGR          INVTOTRET           JANBAL           JANINTL
                              --------         ---------          ---------           ------           -------
   0.95% ...........          $  5,725             1,018               169               853                --
   1.00% ...........               121                 2                --                30                --
   1.05% ...........               569               278                30                --                59
   1.10% ...........               804                64               153               444                --
   1.15% ...........                26                --                --                --                --
   1.20% ...........             4,294             1,170             1,293               102                --
   1.25% ...........             1,258                71               341               104                17
   1.30% ...........           104,639               110                 8                22                50
   1.35% ...........               175                57                43                 7                --
   1.40% ...........               554               523                38                --                --
   1.45% ...........               513                40               207                80                 3
   1.50% ...........               130                29                --                11                --
   1.55% ...........                44                26                23                --                --
   1.60% ...........               117                12                --                --                --
   1.65% ...........                46                 9                --                --                --
   1.70% ...........                 5                --                --                --                --
   1.80% ...........                 6                --                --                --                --
                              --------          --------          --------          --------          --------
Total ..............          $119,026             3,409             2,305             1,653               129
                              ========          ========          ========          ========          ========


                         JANWORLD         JANFUND         JAN20FD        JANWRLDWDE        LAZSMCAP
                         --------         -------         -------        ----------        --------
   0.95% ...........      $1,843           5,416          12,051           5,212             611
   1.00% ...........         115             184              22              63              --
   1.05% ...........         681             752           1,235             174              --
   1.10% ...........         775           1,085           1,381              40              48
   1.15% ...........         150              --              25              --              --
   1.20% ...........       2,238           4,286           7,110             240             209
   1.25% ...........       1,492           3,012           2,615           1,295               5

Continued                  JANWORLD        JANFUND          JAN20FD        JANWRLDWDE         LAZSMCAP
---------                  --------        -------          -------        ----------         --------
   1.30% ...........           57          209,564          431,858          230,705            9,706
   1.35% ...........          193              351              338               --               18
   1.40% ...........          586               64               51               --               --
   1.45% ...........          650              496              761              124                3
   1.50% ...........           67               64              194               42               --
   1.55% ...........            3               17                6               --               58
   1.60% ...........            7                3               18                3               --
   1.65% ...........           50               78               --               --               --
   1.70% ...........           --                3                7               --               --
   1.80% ...........            3                6                6               --               --
   1.90% ...........           --               --               --               --                5
                          -------          -------          -------          -------          -------
     Total .........      $ 8,910          225,381          457,678          237,898           10,663
                          =======          =======          =======          =======          =======

                              MFSWGVT        MFSSTRATINCA     NWBDFD          NWBDIX         NWGROFD
                              -------        ------------     ------          ------         -------
   0.95% ...........          $   --              --             488               6             235
   1.00% ...........              --              --              75              --              20
   1.05% ...........              --              --             489              41              --
   1.10% ...........              --              --             132               5              --
   1.20% ...........              --              --             224               2             442
   1.25% ...........              --              --             233               9              21
   1.30% ...........           3,166           1,858          17,766              --          18,709
   1.35% ...........              --              --              48              --               1
   1.40% ...........              --              --              --              --               3
   1.45% ...........              --              --              57              --              49
   1.55% ...........              --              --              56              --              --
   1.70% ...........              --              --               1              --              --
                              ------          ------          ------          ------          ------
     Total .........          $3,166           1,858          19,569              63          19,480
                              ======          ======          ======          ======          ======


                           NWFUND            NWVALOP        NWUSGVT          NWIDAGG          NWIDCON
                           ------            -------        -------          -------          -------
   0.95% ...........      $   740               --            3,687               --               --
   1.00% ...........           84               --                1               --               --
   1.05% ...........           --               --               23               --               --
   1.10% ...........          112               --            1,401               --               --
   1.20% ...........          279               --              774                4               --
   1.25% ...........           85               --               --               --               --
   1.30% ...........       78,335               --           11,762               --               --
   1.35% ...........           16               --               26               --                1
   1.40% ...........           16               --                2                2                3
   1.45% ...........           61               12               18               --               --
   1.50% ...........           --                1               --               --               --
   1.55% ...........           57               --               37               --               --
   1.60% ...........           --               --                9               --               --
   1.70% ...........           --               --               10               --               --
   1.80% ...........            3               --               --               --               --
   1.90% ...........           --               --                4               --               --
                          -------          -------          -------          -------          -------
     Total .........      $79,788               13           17,754                6                4
                          =======          =======          =======          =======          =======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                             NWIDMOD         NWIDMODAG    NWIDMODC       NWINTLIX      PRLGCPGRO
                             -------         ---------    --------       --------      ---------
   0.95% ...........          $ 783             --             --             --             32
   1.20% ...........             62             --             --              4             51
   1.25% ...........             --             --             --             --             50
   1.30% ...........             --             --             --             --          1,828
   1.35% ...........             --              2             --             --              8
   1.40% ...........              1              2             --             --             --
   1.45% ...........              4              7             --              4             --
   1.50% ...........             --             --              4             --             --
                            -------        -------        -------        -------        -------
     Total .........          $ 850             11              4              8          1,969
                            =======        =======        =======        =======        =======


                            PRLGCPVAL        NWMDCPMKT        NWMYMKT          NWMYMKS           PRBAL
                            ---------        ---------        -------          -------           -----
   0.95% ...........        $   349               44               --           15,634               --
   1.00% ...........             --               --               --               20               --
   1.05% ...........             --               --               --              462               --
   1.10% ...........             --               --               --            1,238               --
   1.15% ...........             --               --               --              673               --
   1.20% ...........            393               30               --           17,018               52
   1.25% ...........             33               --               --              308               --
   1.30% ...........          3,859               --          205,437            2,167              212
   1.35% ...........             --               --               --              745               --
   1.45% ...........             16                8               --              574               --
   1.50% ...........              6               --               --              147               --
   1.55% ...........             --               --               --               43               --
   1.70% ...........             --               --               --               47               --
                            -------          -------          -------          -------          -------
     Total .........        $ 4,656               82          205,437           39,076              264
                            =======          =======          =======          =======          =======


                             PRINT         NWINDXFD         NSATBAL         PRSMCP          NWSMCPIX
                             -----         --------         -------         ------          --------
   0.95% ...........        $   --           7,926              --              66               4
   1.00% ...........            --             149              --              --              --
   1.05% ...........            --             644              --              --              --
   1.10% ...........            --             586              --              23              --
   1.20% ...........            55           2,512              16              78               8
   1.25% ...........            --           2,248              --              12              --
   1.30% ...........           562           8,956             163           5,016              --
   1.35% ...........            --             474              --              --              --
   1.40% ...........            --               7              --              --              --
   1.45% ...........            35             272              --              11              18
   1.50% ...........            --             148              --              --               1
   1.55% ...........            --              34              --              --              --
   1.60% ...........            --              27              --              --              --
   1.65% ...........            --              16              --              --              --
   1.80% ...........            --               7              --              --              --
                            ------          ------          ------          ------          ------
     Total .........        $  652          24,006             179           5,206              31
                            ======          ======          ======          ======          ======

                             NBEFGUARD        NBEFPART         NBETGEN         NBETGUARD         NBETPART
                             ---------        --------         -------         ---------         --------
   0.95% ...........         $    --               --            1,748              298              466
   1.00% ...........              --               --              106               --               --
   1.10% ...........              --               --              326              416               --
   1.20% ...........              --               --            1,689              574              477
   1.25% ...........              --               --               51               --              193
   1.30% ...........          71,545           82,769           33,802               --               --
   1.35% ...........              --               --               58              122                9
   1.40% ...........              --               --                8                2               --
   1.45% ...........              --               --              180               41               39
   1.50% ...........              --               --                4                2               --
   1.55% ...........              --               --               10               16               --
   1.60% ...........              --               --                7               --               --
   1.65% ...........              --               --               42               --               --
                             -------          -------          -------          -------          -------
     Total .........         $71,545           82,769           38,031            1,471            1,184
                             =======          =======          =======          =======          =======


                           NBIFLTDMAT       OPPCAPAPA         OPPGLOB          OPSTRINC         PHXBALFD
                           ----------       ---------         -------          --------         --------
   0.95% ...........        $    --              996            5,471               --               --
   1.00% ...........             --               19              109               --               --
   1.05% ...........             --               78            1,220               --               --
   1.10% ...........             --               56            1,334               --               --
   1.20% ...........             --              250            4,612               --               --
   1.25% ...........             --              273            1,128              241               --
   1.30% ...........         11,343               25          167,981               --           11,655
   1.35% ...........             --               --               62               --               --
   1.40% ...........             --               --               88               --               --
   1.45% ...........             --              179              554                8               --
   1.50% ...........             --               18               54               --               --
   1.55% ...........             --               --               54               --               --
   1.60% ...........             --                2              132               --               --
   1.65% ...........             --               --                8               --               --
   1.90% ...........             --               --                5               --               --
                            -------          -------          -------          -------          -------
     Total .........        $11,343            1,896          182,812              249           11,655
                            =======          =======          =======          =======          =======


                               PIMTOTRET       STCOMSTK        STRMIDCAP        STRGINC        STLCAP
                               ---------       --------        ---------        -------        ------
   0.95% ...........            $   65           2,628              --              55              --
   1.00% ...........                --              42              --              --              --
   1.05% ...........                --             220              --              --              --
   1.10% ...........             2,522             831              19              --              --
   1.20% ...........               217           1,647               8               9              --
   1.25% ...........                17           1,784               5              --              --
   1.30% ...........               880          26,382              --              --          51,082
   1.35% ...........                --              28              --              --              --
   1.40% ...........                --               4              --              --              --
   1.45% ...........                43             329               9              27              --
   1.50% ...........                 5              13              --              --              --
   1.60% ...........                --               1              --              --              --
   1.65% ...........                --              17              --              --              --
                                ------          ------          ------          ------          ------
     Total .........            $3,749          33,926              41              91          51,082
                                ======          ======          ======          ======          ======


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                             TEMFORFD
                             --------
0.95% ..............         $ 1,124
1.00% ..............              14
1.05% ..............             241
1.10% ..............              71
1.20% ..............           2,535
1.25% ..............               4
1.30% ..............          63,817
1.35% ..............             213
1.45% ..............              56
                             -------
Total ..............         $68,075
                             =======

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
American Century Growth Fund - Investor Class

      2001 ..................................       0.95%          24,480      $ 6.449502     $      157,884      -19.45%
                                                    1.00%             313        6.444078              2,017      -19.49%
                                                    1.05%           7,363        6.438630             47,408      -19.53%
                                                    1.10%           1,333        6.433204              8,575      -19.57%
                                                    1.20%          11,516        6.422342             73,960      -19.65%
                                                    1.25%           2,684        6.416919             17,223      -19.69%
                                                    1.30%         138,600       79.512370         11,020,414      -19.73%
                                                    1.35%             979        6.406085              6,272      -19.77%
                                                    1.40%           5,928        6.400657             37,943      -19.81%
                                                    1.45%           1,068        6.395245              6,830      -19.86%
                                                    1.50%              87        6.389818                556      -19.90%
                                                    1.55%             538        6.384404              3,435      -19.94%
                                                    1.65%             181        6.373586              1,154      -20.02%
                                                    1.70%               8        6.368173                 51      -20.06%
      2000 ..................................       0.95%          18,894        8.006373            151,272      -19.94% 05/01/00
                                                    1.00%             353        8.003702              2,825      -19.96% 05/01/00
                                                    1.05%           5,065        8.001020             40,525      -19.99% 05/01/00
                                                    1.20%           4,759        7.992996             38,039      -20.07% 05/01/00
                                                    1.25%           1,271        7.990318             10,156      -20.10% 05/01/00
                                                    1.30%         148,234       99.058910         14,683,898      -15.81%
                                                    1.35%             492        7.984965              3,929      -20.15% 05/01/00
                                                    1.40%           5,942        7.982278             47,431      -20.18% 05/01/00
                                                    1.45%           1,018        7.979607              8,123      -20.20% 05/01/00
                                                    1.60%             102        7.971560                813      -20.28% 05/01/00
                                                    1.65%              36        7.968889                287      -20.31% 05/01/00
      1999 ..................................       1.30%         153,919      117.667874         18,111,321       32.93%
      1998 ..................................       1.30%         150,519       88.518097         13,323,655       34.99%
      1997 ..................................       1.30%         158,492       65.572069         10,392,648       27.60%

American Century Income & Growth Fund -
 Advisor Class

      2001 ..................................       0.95%          65,887        8.090015            533,027       -9.51%
                                                    1.00%           2,130        8.083213             17,217       -9.55%
                                                    1.05%           9,832        8.076413             79,407       -9.60%
                                                    1.10%           7,789        8.069609             62,854       -9.64%
                                                    1.15%               6        8.062794                 48       -9.69%
                                                    1.20%          25,824        8.055987            208,038       -9.74%
                                                    1.25%          16,997        8.049205            136,812       -9.78%
                                                    1.30%           1,555        8.042401             12,506       -9.83%
                                                    1.35%           1,949        8.035620             15,661       -9.87%
                                                    1.40%           4,492        8.028811             36,065       -9.92%
                                                    1.45%           3,180        8.022025             25,510       -9.97%
                                                    1.50%           1,264        8.015252             10,131       -10.01%
                                                    1.55%           6,701        8.008468             53,665       -10.06%
                                                    1.60%             224        8.001664              1,792       -10.10%
                                                    1.70%               7        7.988111                 56       -10.20%
      2000 ..................................       0.95%          28,545        8.939837            255,188       -10.60% 05/01/00
                                                    1.00%             899        8.936855              8,034       -10.63% 05/01/00
                                                    1.05%           5,861        8.933871             52,361       -10.66% 05/01/00
                                                    1.10%           2,181        8.930891             19,478       -10.69% 05/01/00
                                                    1.20%          10,353        8.924912             92,400       -10.75% 05/01/00
                                                    1.25%          12,233        8.921936            109,142       -10.78% 05/01/00

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*      UNITS        FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------    --------       ----------     --------------      --------
                                                  1.30%              56          8.918944              499        -10.81% 05/01/00
                                                  1.35%             791          8.915964            7,053        -10.84% 05/01/00
                                                  1.40%           5,420          8.912971           48,308        -10.87% 05/01/00
                                                  1.45%             170          8.909987            1,515        -10.90% 05/01/00
                                                  1.50%             681          8.906998            6,066        -10.93% 05/01/00

American Century Income & Growth Fund -
 Investor Class

      2001 ..................................     1.30%         524,128         16.400321        8,595,867         -9.57%
      2000 ..................................     1.30%         539,511         18.136235        9,784,698        -11.69%
      1999 ..................................     1.30%         534,684         20.537578       10,981,114         16.42%
      1998 ..................................     1.30%         397,026         17.640513        7,003,742         25.98%
      1997 ..................................     1.30%         135,424         14.002308        1,896,249         32.71%

American Century International Growth Fund -
 Advisor Class

      2001 ..................................     0.95%          13,166          6.293419           82,859        -27.69%
                                                  1.00%               6          6.288106               38        -27.73%
                                                  1.05%             308          6.282810            1,935        -27.77%
                                                  1.10%           2,708          6.277510           16,999        -27.81%
                                                  1.20%           6,802          6.266925           42,628        -27.88%
                                                  1.25%           2,385          6.261632           14,934        -27.92%
                                                  1.40%             523          6.245756            3,267        -28.03%
                                                  1.45%           1,265          6.240467            7,894        -28.06%
                                                  1.50%             402          6.235181            2,507        -28.10%
      2000 ..................................     0.95%          10,521          8.703964           91,574        -12.96% 05/01/00
                                                  1.05%             286          8.698148            2,488        -13.02% 05/01/00
                                                  1.20%           2,013          8.689431           17,492        -13.11% 05/01/00
                                                  1.25%             424          8.686523            3,683        -13.13% 05/01/00
                                                  1.40%             365          8.677781            3,167        -13.22% 05/01/00
                                                  1.45%             351          8.674874            3,045        -13.25% 05/01/00

American Century International Growth Fund -
 Investor Class

      2001 ..................................     1.30%         123,761         18.119357        2,242,470         27.75%
      2000 ..................................     1.30%         123,327         25.077938        3,092,787        -16.11%
      1999 ..................................     1.30%          67,212         29.892733        2,009,150         62.31%
      1998 ..................................     1.30%          48,212         18.416900          887,916         17.46%
      1997 ..................................     1.30%          31,799         15.678789          498,570         18.17%

American Century Short-Term Government Fund -
 Investor Class

      2001 ..................................     0.95%          33,476         11.221121          375,638          6.13%
                                                  1.00%             310         11.211675            3,476          6.07%
                                                  1.10%             221         11.192809            2,474          5.97%
                                                  1.20%           3,932         11.173964           43,936          5.86%
                                                  1.25%              51         11.164552              569          5.80%
                                                  1.30%          72,410         26.022142        1,884,263          5.73%
                                                  1.35%             357         11.145719            3,979          5.70%
                                                  1.40%              19         11.136315              212          5.64%
                                                  1.45%             546         11.126898            6,075          5.59%
                                                  1.50%              93         11.117502            1,034          5.54%
                                                  1.70%               4         11.079918               44          5.32%
      2000 ..................................     0.95%           8,134         10.573184           86,002          5.73% 05/01/00
                                                  1.20%              58         10.555532              612          5.56% 05/01/00
                                                  1.30%         102,017         24.610929        2,510,733          6.39%
                                                  1.35%             104         10.544941            1,097          5.45% 05/01/00
      1999 ..................................     1.30%          87,493         23.132624        2,023,943          0.52%
      1998 ..................................     1.30%         131,664         23.012292        3,029,890          4.66%
      1997 ..................................     1.30%         138,808         21.986961        3,051,966          4.64%

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
American Century Ultra Fund - Investor Class

      2001 ..................................      0.95%           150,587      6.776523          1,020,456      -15.43%
                                                   1.00%             1,484      6.770806             10,048      -15.47%
                                                   1.05%             4,697      6.765100             31,776      -15.52%
                                                   1.10%            16,158      6.759388            109,218      -15.56%
                                                   1.20%            59,502      6.747984            401,519      -15.64%
                                                   1.25%            33,500      6.742284            225,867      -15.69%
                                                   1.30%           996,398     20.728384         20,653,720      -15.73%
                                                   1.35%             3,451      6.730887             23,228      -15.77%
                                                   1.40%               366      6.725197              2,461      -15.82%
                                                   1.45%             9,096      6.719494             61,121      -15.86%
                                                   1.50%               899      6.713812              6,036      -15.90%
                                                   1.55%               190      6.708123              1,275      -15.95%
                                                   1.60%                77      6.702444                516      -15.99%
                                                   1.65%                23      6.696752                154      -16.03%
                                                   1.80%                41      6.679706                274      -16.16%
      2000 ..................................      0.95%           141,363      8.012883          1,132,725      -19.87% 05/01/00
                                                   1.05%             8,672      8.007525             69,441      -19.92% 05/01/00
                                                   1.10%             5,084      8.004847             40,697      -19.95% 05/01/00
                                                   1.20%            41,074      7.999493            328,571      -20.01% 05/01/00
                                                   1.25%               635      7.996806              5,078      -20.03% 05/01/00
                                                   1.30%         1,057,861     24.597823         26,021,078      -20.95%
                                                   1.35%             1,690      7.991449             13,506      -20.09% 05/01/00
                                                   1.40%               366      7.988773              2,924      -20.11% 05/01/00
                                                   1.45%             3,214      7.986087             25,667      -20.14% 05/01/00
                                                   1.50%               247      7.983407              1,972      -20.17% 05/01/00
                                                   1.55%                57      7.980721                455      -20.19% 05/01/00
                                                   1.60%               157      7.978043              1,253      -20.22% 05/01/00
                                                   1.65%                24      7.975357                191      -20.25% 05/01/00
      1999 ..................................      1.30%           958,510     31.115121         29,824,155       39.63%
      1998 ..................................      1.30%           784,677     22.284614         17,486,224       32.80%
      1997 ..................................      1.30%           660,821     16.780808         11,089,110       21.53%

Credit Suisse Emerging Growth Fund -
 Common Shares

      2001 ..................................      1.30%           317,127     13.319611          4,224,008      -25.80%
      2000 ..................................      1.30%           339,409     17.950417          6,092,533      -13.17%
      1999 ..................................      1.30%           288,739     20.672241          5,968,882       39.97%
      1998 ..................................      1.30%           338,034     14.769496          4,992,592        4.45%
      1997 ..................................      1.30%           316,835     14.140391          4,480,171       19.69%

Credit Suisse Global Fixed Income Fund -
 Common Shares

      2001 ..................................      1.30%            16,666     11.376047            189,593        1.83%
      2000 ..................................      1.30%            15,052     11.172038            168,162        5.85%
      1999 ..................................      1.30%             5,420     10.554122             57,203       -0.91%
      1998 ..................................      1.30%            14,079     10.651516            149,963        6.52% 01/05/98

Delaware Delchester Fund Institutional Class

      2001 ..................................      1.30%            39,799     10.141053            403,604       -8.93%
      2000 ..................................      1.30%            57,457     11.135176            639,794      -21.83%
      1999 ..................................      1.30%            79,605     14.244875          1,133,963       -4.47%
      1998 ..................................      1.30%            73,489     14.911925          1,095,862       -2.85%
      1997 ..................................      1.30%            87,319     15.348845          1,340,246       12.71%



                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Dreyfus A Bonds Plus, Inc.
      2001 ..................................    1.30%             202,272      13.547919        2,740,365          3.23%
      2000 ..................................    1.30%             157,768      13.124465        2,070,621          8.81%
      1999 ..................................    1.30%             160,276      12.061566        1,933,180          0.44%
      1998 ..................................    1.30%             174,256      12.008201        2,092,501          1.35%
      1997 ..................................    1.30%             156,006      11.848519        1,848,440          8.12%

Dreyfus Appreciation Fund, Inc.
      2001 ..................................    0.95%              92,105       8.832242          813,494        -11.60%
                                                 1.00%               4,133       8.824818           36,473        -11.65%
                                                 1.10%               4,619       8.809960           40,693        -11.74%
                                                 1.20%              12,611       8.795110          110,915        -11.83%
                                                 1.25%              12,845       8.787708          112,878        -11.87%
                                                 1.30%             177,965      12.224747        2,175,577        -11.92%
                                                 1.35%               2,766       8.772873           24,266        -11.96%
                                                 1.40%                 436       8.765471            3,822        -12.01%
                                                 1.45%               1,137       8.758045            9,958        -12.05%
                                                 1.50%                 194       8.750643            1,698        -12.10%
                                                 1.55%                  23       8.743233              201        -12.14%
                                                 1.65%               1,409       8.728443           12,298        -12.23%
                                                 1.70%                   5       8.721047               44        -12.28%
      2000 ..................................    0.95%              55,201       9.991471          551,539         -0.09% 05/01/00
                                                 1.05%                 215       9.984808            2,147         -0.15% 05/01/00
                                                 1.10%               1,486       9.981474           14,832         -0.19% 05/01/00
                                                 1.20%               5,519       9.974804           55,051         -0.25% 05/01/00
                                                 1.30%             161,490      13.878593        2,241,254          0.49%
                                                 1.35%               1,279       9.964802           12,745         -0.35% 05/01/00
                                                 1.40%                  80       9.961462              797         -0.39% 05/01/00
                                                 1.45%                 233       9.958126            2,320         -0.42% 05/01/00
      1999 ..................................    1.30%             156,211      13.811292        2,157,476          8.54%
      1998 ..................................    1.30%              56,370      12.724781          717,296         27.25% 01/05/98

Dreyfus Balanced Fund, Inc.
      2001 ..................................    0.95%              19,365       9.346072          180,987         -5.37%
                                                 1.00%              13,580       9.338200          126,813         -5.42%
                                                 1.05%               5,062       9.330342           47,230         -5.47%
                                                 1.10%               8,517       9.322475           79,400         -5.52%
                                                 1.20%               9,607       9.306770           89,410         -5.61%
                                                 1.25%               1,057       9.298917            9,829         -5.66%
                                                 1.30%              79,980      11.103351          888,046         -5.71%
                                                 1.35%                 619       9.283217            5,746         -5.76%
                                                 1.40%               6,237       9.275382           57,851         -5.80%
                                                 1.45%                 500       9.267544            4,634         -5.85%
                                                 1.50%                 354       9.259700            3,278         -5.90%
                                                 1.55%               5,419       9.251871           50,136         -5.95%
                                                 1.60%                 173       9.244034            1,599         -6.00%
                                                 1.70%                   3       9.228362               28         -6.09%
      2000 ..................................    0.95%              12,791       9.876646          126,332         -1.23% 05/01/00
                                                 1.00%                 295       9.873346            2,913         -1.27% 05/01/00
                                                 1.20%              10,360       9.860166          102,151         -1.40% 05/01/00
                                                 1.30%              67,570      11.775576          795,676          0.65%
                                                 1.40%               9,792       9.846977           96,422         -1.53% 05/01/00
                                                 1.45%                 220       9.843679            2,166         -1.56% 05/01/00
      1999 ..................................    1.30%              29,698      11.699291          347,446          8.77%
      1998 ..................................    1.30%              14,859      10.755504          159,816          7.56% 01/05/98

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Dreyfus Emerging Leaders Fund

      2001 ..................................    0.95%               1,134       9.190358           10,422        -10.77%
                                                 1.20%               6,780       9.151680           62,048        -11.00%
                                                 1.25%                 378       9.143950            3,456        -11.04%
      2000 ..................................    0.95%               1,282      10.299752           13,204          3.00% 05/01/00
                                                 1.20%               5,826      10.282555           59,906          2.83% 05/01/00
                                                 1.25%                 378      10.279118            3,886          2.79% 05/01/00

The Dreyfus Premier Third Century Fund,
 Inc. - Class Z
      2001 ..................................    0.95%              38,237       6.539025          250,033        -24.45%
                                                 1.10%                 267       6.522504            1,742        -24.56%
                                                 1.20%               6,656       6.511490           43,340        -24.64%
                                                 1.25%              11,068       6.505996           72,008        -24.68%
                                                 1.30%              70,673      21.473521        1,517,598        -24.72%
                                                 1.45%               1,528       6.484016            9,908        -24.83%
                                                 1.70%                  37       6.456577              239        -25.02%
      2000 ..................................    0.95%              38,237       8.654874          330,936        -13.45% 05/01/00
                                                 1.20%               3,892       8.640425           33,629        -13.60% 05/01/00
                                                 1.25%               1,907       8.637533           16,472        -13.62% 05/01/00
                                                 1.30%              72,298      28.523380        2,062,183        -14.03%
                                                 1.45%               1,364       8.625964           11,766        -13.74% 05/01/00
      1999 ..................................    1.30%              59,207      33.178138        1,964,378         28.47%
      1998 ..................................    1.30%              41,708      25.825514        1,077,131         28.48%
      1997 ..................................    1.30%              35,892      20.101260          721,474         27.69%

Dreyfus S&P 500 Index Fund

      2001 ..................................    1.30%             789,038      26.550137       20,949,067        -13.51%
      2000 ..................................    1.30%             746,793      30.697964       22,925,025        -10.74%
      1999 ..................................    1.30%             692,394      34.392545       23,813,192         18.69%
      1998 ..................................    1.30%             429,513      28.976575       12,445,816         26.42%
      1997 ..................................    1.30%             332,923      22.921661        7,631,148         30.91%

Evergreen Equity Income Fund - Class I

      2001 ..................................    1.30%              37,440      19.323871          723,486         -6.61%
      2000 ..................................    1.30%              69,614      20.691982        1,440,452          5.78%
      1999 ..................................    1.30%              72,494      19.561585        1,418,098         14.85%
      1998 ..................................    1.30%              75,243      17.031564        1,281,506         -2.08%
      1997 ..................................    1.30%              63,791      17.394044        1,109,583         23.95%

Federated Equity Income Fund - Class F Shares

      2001 ..................................    1.20%               2,432       7.609106           18,505        -12.37%
                                                 1.25%               1,568       7.604302           11,924        -12.42%
                                                 1.35%                  47       7.594692              357        -12.51%
                                                 1.50%                  25       7.580293              190        -12.64%

Federated High Yield Trust

      2001 ..................................    0.95%               2,138       8.995104           19,232         -2.82%
                                                 1.00%                 285       8.987499            2,561         -2.87%
                                                 1.10%               1,810       8.972297           16,240         -2.97%
                                                 1.20%               2,119       8.957109           18,980         -3.07%
                                                 1.25%               1,468       8.949518           13,138         -3.12%
                                                 1.30%              50,051       8.687742          434,830         -3.17%
                                                 1.35%                  20       8.934346              179         -3.22%
                                                 1.45%                 144       8.919182            1,284         -3.32%
                                                 1.60%                  95       8.896456              845         -3.46%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
      2000 ..................................      0.95%           3,453        9.256360           31,962          -7.44% 04/28/00
                                                   1.05%           3,659        9.250103           33,846          -7.50% 04/28/00
                                                   1.10%           1,964        9.246973           18,161          -7.53% 04/28/00
                                                   1.20%           1,594        9.240713           14,730          -7.59% 04/28/00
                                                   1.30%          45,649        8.971948          409,560         -10.66%
                                                   1.45%              43        9.225056              397          -7.75% 04/28/00
      1999 ..................................      1.30%          49,637       10.042770          498,493           0.67%
      1998 ..................................      1.30%          49,055        9.976102          489,378          -0.24%

Federated Intermediate Income Fund -
 Institutional Service Class

      2001                                         0.95%           8,072       11.025342           88,997           6.36%
                                                   1.00%             316       11.019446            3,482           6.30%

Federated Investment Series Funds, Inc. -
 Federated Bond Fund - Class F Shares
      2001 ..................................      0.95%          19,305       11.104428          214,371           6.30%
                                                   1.05%           2,581       11.085747           28,612           6.19%
                                                   1.10%           5,855       11.076406           64,852           6.14%
                                                   1.20%          10,354       11.057758          114,492           6.03%
                                                   1.25%           1,659       11.048420           18,329           5.97%
                                                   1.30%         123,470       12.195901        1,505,828           5.92%
                                                   1.35%             316       11.029786            3,485           5.87%
                                                   1.40%             260       11.020476            2,865           5.81%
                                                   1.45%             333       11.011157            3,667           5.76%
                                                   1.55%             289       10.992539            3,177           5.65%
                                                   1.80%              41       10.946050              449           5.38%
                                                   1.90%              81       10.927497              885           5.27%
      2000 ..................................      0.95%           6,543       10.446497           68,351           4.46% 05/01/00
                                                   1.05%           6,517       10.439527           68,034           4.40% 05/01/00
                                                   1.20%           6,359       10.429051           66,318           4.29% 05/01/00
                                                   1.25%           1,463       10.425562           15,253           4.26% 05/01/00
                                                   1.30%         108,245       11.514205        1,246,355           3.44%
                                                   1.45%             169       10.411592            1,760           4.12% 05/01/00
      1999 ..................................      1.30%         139,182       11.130751        1,549,200          -3.61%
      1998 ..................................      1.30%         104,392       11.547474        1,205,464           4.25%
      1997 ..................................      1.30%          33,538       11.076983          371,500           9.48%

Fidelity(R) Advisor Balanced Fund - Class A

      2001 ..................................      0.95%          33,818        9.281568          313,884          -2.66%
                                                   1.05%             717        9.265944            6,644          -2.76%
                                                   1.10%          24,354        9.258143          225,473          -2.81%
                                                   1.20%           5,372        9.242544           49,651          -2.91%
                                                   1.25%           2,780        9.234738           25,673          -2.96%
                                                   1.35%           2,986        9.219156           27,528          -3.06%
                                                   1.40%             198        9.211366            1,824          -3.11%
                                                   1.45%           1,073        9.203576            9,875          -3.16%
                                                   1.50%              31        9.195805              285          -3.21%
                                                   1.70%               6        9.164684               55          -3.40%
      2000 ..................................      0.95%           5,901        9.535378           56,268          -4.65% 05/01/00
                                                   1.10%          17,169        9.525831          163,549          -4.74% 05/01/00
                                                   1.20%           2,997        9.519467           28,530          -4.81% 05/01/00
                                                   1.25%             427        9.516271            4,063          -4.84% 05/01/00
                                                   1.35%           1,367        9.509906           13,000          -4.90% 05/01/00
                                                   1.45%             537        9.503531            5,103          -4.96% 05/01/00
                                                   1.60%              56        9.493965              532          -5.06% 05/01/00

                                                 CONTRACT                         UNIT           CONTRACT          TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RETURN**
                                               -------------       -----       ----------     --------------      --------
Fidelity(R) Advisor Balanced Fund - Class T

      2001 ..................................      1.30%          86,449       13.924940        1,203,797          -3.19%
      2000 ..................................      1.30%          79,760       14.384426        1,147,302          -6.93%
      1999 ..................................      1.30%          86,087       15.455350        1,330,505           3.14%
      1998 ..................................      1.30%          31,056       14.984876          465,370          13.95%
      1997 ..................................      1.30%          13,345       13.150098          175,488          20.74%

Fidelity(R) Advisor Equity Growth Fund -
 Class A

      2001 ..................................      0.95%          36,401        7.134728          259,711         -18.73%
                                                   1.10%             674        7.121235            4,800         -18.85%
                                                   1.20%          14,314        7.112246          101,805         -18.93%
                                                   1.25%             150        7.107758            1,066         -18.97%
                                                   1.35%              24        7.098751              170         -19.06%
                                                   1.45%             308        7.089774            2,184         -19.14%
                                                   1.70%               4        7.067316               28         -19.35%

Fidelity(R) Advisor Equity Income Fund -
 Class A

      2001 ..................................      0.95%          65,679       10.802783          709,516          -3.14%
                                                   1.00%           3,685       10.793698           39,775          -3.19%
                                                   1.05%           2,572       10.784613           27,738          -3.24%
                                                   1.10%           7,865       10.775523           84,749          -3.29%
                                                   1.20%          18,459       10.757378          198,570          -3.39%
                                                   1.25%          14,777       10.748327          158,828          -3.44%
                                                   1.30%             466       10.739262            5,004          -3.49%
                                                   1.35%             548       10.730189            5,880          -3.54%
                                                   1.40%             301       10.721133            3,227          -3.59%
                                                   1.45%           1,111       10.712074           11,901          -3.64%
                                                   1.50%             270       10.703022            2,890          -3.68%
                                                   1.65%           1,143       10.675871           12,203          -3.83%
                                                   1.70%               2       10.666836               21          -3.88%
      2000 ..................................      1.30%              46       11.127322              512           7.93%

Fidelity(R) Advisor Equity Income Fund -
 Class T

      2001 ..................................      1.30%         145,153       17.422645        2,528,949          -3.70%
      2000 ..................................      0.95%          17,586       11.153342          196,143          11.53% 05/01/00
                                                   1.10%           1,563       11.142187           17,415          11.42% 05/01/00
                                                   1.20%           2,938       11.134750           32,714          11.35% 05/01/00
                                                   1.30%         114,461       18.092498        2,070,885          11.27% 05/01/00
                                                   1.45%             690       11.116157            7,670          11.16% 05/01/00
      1999 ..................................      1.30%         122,013       16.762859        2,045,287           1.87%
      1998 ..................................      1.30%         103,814       16.455574        1,708,319          14.63%
      1997 ..................................      1.30%          84,318       14.355400        1,210,419          24.26%

Fidelity(R) Advisor Growth Opportunities
 Fund - Class A

      2001 ..................................      0.95%          10,871        7.130415           77,515         -15.83%
                                                   1.00%               5        7.124409               36         -15.87%
                                                   1.10%           3,818        7.112419           27,155         -15.96%
                                                   1.20%           9,371        7.100416           66,538         -16.04%
                                                   1.25%             612        7.094414            4,342         -16.09%
                                                   1.35%             285        7.082433            2,018         -16.17%
                                                   1.45%           3,286        7.070458           23,234         -16.26%
                                                   1.50%              59        7.064476              417         -16.30%
                                                   1.80%              38        7.028615              267         -16.56%
      2000 ..................................      0.95%           9,358        8.471403           79,275         -15.29% 05/01/00
                                                   1.10%           2,847        8.462922           24,094         -15.37% 05/01/00
                                                   1.20%           5,723        8.457258           48,401         -15.43% 05/01/00
                                                   1.45%             914        8.443095            7,717         -15.57% 05/01/00

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
Fidelity(R) Advisor Growth Opportunities
 Fund - Class T

      2001 ..................................      1.30%           414,206       12.909284        5,347,103      -16.25%
      2000 ..................................      1.30%           443,491       15.413519        6,835,757      -19.31%
      1999 ..................................      1.30%           488,519       19.101353        9,331,374        2.53%
      1998 ..................................      1.30%           391,088       18.629791        7,285,888       22.37%
      1997 ..................................      1.30%           315,184       15.224094        4,798,391       26.89%

Fidelity(R) Advisor High Yield Fund - Class T

      2001 ..................................      0.95%             4,378        8.862640           38,801       -2.13%
                                                   1.00%               568        8.855198            5,030       -2.18%
                                                   1.10%             1,016        8.840276            8,982       -2.28%
                                                   1.20%             5,493        8.825378           48,478       -2.38%
                                                   1.25%             1,296        8.817933           11,428       -2.43%
                                                   1.30%           184,770       11.483101        2,121,733       -2.47%
                                                   1.45%               360        8.788167            3,164       -2.62%
                                                   1.70%                85        8.751025              744       -2.87%
                                                   1.80%                48        8.736173              419       -2.97%
      2000 ..................................      0.95%             4,427        9.055246           40,088       -9.45% 05/01/00
                                                   1.10%               488        9.046176            4,415       -9.54% 05/01/00
                                                   1.20%                49        9.040126              443       -9.60% 05/01/00
                                                   1.25%               615        9.037095            5,558       -9.63% 05/01/00
                                                   1.30%           209,619       11.774147        2,468,085      -12.25%
                                                   1.45%               317        9.024990            2,861       -9.75% 05/01/00
      1999 ..................................      1.30%           219,180       13.417364        2,940,818        6.95%
      1998 ..................................      1.30%           223,247       12.545500        2,800,745       -1.74%
      1997 ..................................      1.30%           195,236       12.767617        2,492,698       13.57%

Fidelity(R) Advisor Overseas Fund - Class A

      2001 ..................................      0.95%             1,607        7.261801           11,670      -20.89%
                                                   1.20%             4,287        7.238943           31,033      -21.09%

Fidelity(R) Asset Manager(TM)
      2001 ..................................      1.30%           284,944       18.484216        5,266,966       -5.18%
      2000 ..................................      1.30%           299,977       19.494857        5,848,009        1.06%
      1999 ..................................      1.30%           290,579       19.290540        5,605,426       12.11%
      1998 ..................................      1.30%           240,850       17.206302        4,144,138       14.58%
      1997 ..................................      1.30%           244,272       15.016191        3,668,035       20.69%

Fidelity(R) Capital & Income Fund

      2001 ..................................      1.30%            13,985       45.417819          635,168       -5.94%
      2000 ..................................      1.30%            15,364       48.286748          741,878      -10.58%
      1999 ..................................      1.30%            17,840       54.000183          963,363       11.73%
      1998 ..................................      1.30%            24,848       48.330455        1,200,915        3.40%
      1997 ..................................      1.30%            27,378       46.743425        1,279,741       13.21%

Fidelity(R) Equity-Income Fund

      2001 ..................................      1.30%           137,625       83.671321       11,515,266       -6.26%
      2000 ..................................      1.30%           146,711       89.259809       13,095,396        7.14%
      1999 ..................................      1.30%           193,545       83.313397       16,124,891        5.76%
      1998 ..................................      1.30%           216,592       78.774753       17,061,981       11.06%
      1997 ..................................      1.30%           245,733       70.928467       17,429,465       28.30%

                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
Fidelity(R) Magellan(R) Fund

      2001 ..................................      1.30%         1,116,333       28.053548       31,317,101      -12.81%
      2000 ..................................      1.30%         1,162,034       32.174567       37,387,941      -10.47%
      1999 ..................................      1.30%         1,080,953       35.935860       38,844,976       22.44%
      1998 ..................................      1.30%           775,189       29.350937       22,752,524       31.89%
      1997 ..................................      1.30%           655,202       22.253917       14,580,811       24.95%

Fidelity(R) Puritan(R) Fund

      2001 ..................................      1.30%           526,520       24.004249       12,638,717       -2.35%
      2000 ..................................      1.30%           546,155       24.581595       13,425,361        6.38%
      1999 ..................................      1.30%           637,179       23.106868       14,723,211        1.52%
      1998 ..................................      1.30%           631,678       22.760633       14,377,391       15.08%
      1997 ..................................      1.30%           599,590       19.778111       11,858,758       20.76%

Fidelity(R) VIP Fund - High Income
 Portfolio: Initial Class

      2001 ..................................      1.30%             4,118       17.007355           70,036      -12.89%
      2000 ..................................      1.30%             4,173       19.523183           81,470      -23.48%
      1999 ..................................      1.30%             4,175       25.512888          106,516        6.75%
      1998 ..................................      1.30%             5,077       23.899779          121,339       -5.57%
      1997 ..................................      1.30%            10,793       25.310146          273,172       16.14%

Franklin Mutual Series Fund, Inc.: Mutual
 Shares Fund - Class A
      2001 ..................................      0.95%            48,422       11.587095          561,070        4.93%
                                                   1.00%             2,662       11.577351           30,819        4.87%
                                                   1.05%               567       11.567591            6,559        4.82%
                                                   1.10%             9,220       11.557852          106,563        4.77%
                                                   1.15%                 4       11.548118               46        4.71%
                                                   1.20%            16,159       11.538383          186,449        4.66%
                                                   1.25%             7,989       11.528653           92,102        4.61%
                                                   1.30%           166,826       13.068429        2,180,154        4.55%
                                                   1.35%             3,827       11.509203           44,046        4.50%
                                                   1.40%               144       11.499485            1,656        4.45%
                                                   1.45%               783       11.489770            8,996        4.39%
                                                   1.50%               148       11.480048            1,699        4.34%
                                                   1.55%             4,717       11.470342           54,106        4.29%
                                                   1.60%               218       11.460638            2,498        4.23%
                                                   1.65%                55       11.450933              630        4.18%
                                                   1.70%                 3       11.441217               34        4.13%
                                                   1.90%                84       11.402460              958        3.91%
      2000 ..................................      1.20%             3,998       11.024649           44,077       10.25% 05/01/00
                                                   1.25%             1,098       11.020957           12,101       10.21% 05/01/00
                                                   1.30%            43,660       12.499302          545,720       11.95%
      1999 ..................................      1.30%            26,055       11.164707          290,896       13.14%
      1998 ..................................      1.30%            18,848        9.868029          185,993       -1.32% 01/05/98

Franklin Small Cap Growth Fund I - Class A
      2001 ..................................      0.95%            61,740        6.722932          415,074      -21.29%
                                                   1.00%             1,818        6.717266           12,212      -21.33%
                                                   1.05%             8,446        6.711607           56,686      -21.37%
                                                   1.10%             2,979        6.705929           19,977      -21.41%
                                                   1.20%            25,145        6.694596          168,336      -21.49%
                                                   1.25%            20,740        6.688950          138,729      -21.53%
                                                   1.30%             2,277        6.683300           15,218      -21.57%
                                                   1.35%               926        6.677629            6,183      -21.61%
                                                   1.40%               528        6.671973            3,523      -21.65%
                                                   1.45%             2,304        6.666321           15,359      -21.69%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                         UNIT           CONTRACT         TOTAL
                                               EXPENSE RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN**
                                               -------------       -----       ----------     --------------     --------
                                                   1.50%                3        6.660671               20       -21.73%
                                                   1.55%              368        6.655025            2,449       -21.77%
                                                   1.70%               44        6.638096              292       -21.89%
      2000 ..................................      0.95%           28,023        8.541275          239,352       -14.59% 05/01/00
                                                   1.05%            3,575        8.535571           30,515       -14.64% 05/01/00
                                                   1.10%            1,761        8.532712           15,026       -14.67% 05/01/00
                                                   1.20%           15,465        8.526996          131,870       -14.73% 05/01/00
                                                   1.25%            2,066        8.524143           17,611       -14.76% 05/01/00
                                                   1.35%               54        8.518431              460       -14.82% 05/01/00
                                                   1.40%              385        8.515572            3,278       -14.84% 05/01/00
                                                   1.45%              330        8.512713            2,809       -14.87% 05/01/00
                                                   1.55%               51        8.506987              434       -14.93% 05/01/00

Franklin Value Investors Trust: Franklin
 Balance Sheet Investment Fund - Class A
      2001 ..................................      0.95%            7,277       12.470576           90,748        16.58%
                                                   1.10%            1,081       12.447055           13,455        16.40%
                                                   1.20%            3,183       12.431368           39,569        16.28%
                                                   1.25%            5,996       12.423522           74,491        16.22%
                                                   1.35%              974       12.407849           12,085        16.10%
                                                   1.40%               22       12.400018              273        16.04%
                                                   1.45%              674       12.392175            8,352        15.99%
                                                   1.50%              395       12.384341            4,892        15.93%
                                                   1.60%               48       12.368678              594        15.81%
                                                   1.70%                3       12.353009               37        15.69%

Invesco Dynamics Fund - Investor Class

      2001 ..................................      0.95%          109,091        5.728945          624,976       -33.53%
                                                   1.00%            5,939        5.724104           33,995       -33.56%
                                                   1.05%            8,932        5.719278           51,085       -33.60%
                                                   1.10%           23,425        5.714443          133,861       -33.63%
                                                   1.15%            2,007        5.709614           11,459       -33.67%
                                                   1.20%           68,548        5.704790          391,052       -33.70%
                                                   1.25%           19,738        5.699965          112,506       -33.73%
                                                   1.30%          594,510       10.740031        6,385,056       -33.77%
                                                   1.35%            2,604        5.690302           14,818       -33.80%
                                                   1.40%            7,412        5.685485           42,141       -33.84%
                                                   1.45%           10,338        5.680666           58,727       -33.87%
                                                   1.50%            1,636        5.675844            9,286       -33.90%
                                                   1.55%            1,234        5.671035            6,998       -33.94%
                                                   1.60%            1,052        5.666213            5,961       -33.97%
                                                   1.65%            1,295        5.661400            7,332       -34.01%
                                                   1.70%              131        5.656585              741       -34.04%
                                                   1.80%               42        5.646969              237       -34.11%
      2000 ..................................      0.95%           64,128        8.618967          552,717       -13.81% 05/01/00
                                                   1.05%            5,671        8.613210           48,846       -13.87% 05/01/00
                                                   1.10%            4,262        8.610328           36,697       -13.90% 05/01/00
                                                   1.20%           37,054        8.604565          318,834       -13.95% 05/01/00
                                                   1.25%            6,737        8.601688           57,950       -13.98% 05/01/00
                                                   1.30%          642,744       16.215857       10,422,645        -8.96%
                                                   1.35%              719        8.595917            6,180       -14.04% 05/01/00
                                                   1.40%            5,404        8.593030           46,437       -14.07% 05/01/00
                                                   1.45%              661        8.590146            5,678       -14.10% 05/01/00
                                                   1.50%              438        8.587266            3,761       -14.13% 05/01/00
                                                   1.55%               48        8.584369              412       -14.16% 05/01/00
                                                   1.60%            1,229        8.581486           10,547       -14.19% 05/01/00
                                                   1.65%               34        8.578597              292       -14.21% 05/01/00
      1999 ..................................      1.30%          198,949       17.811356        3,543,551        69.57%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Invesco Small Company Growth Fund - Investor Class
        2001   ...........................................       0.95%        19,961    6.920419        138,138     -21.67%
                                                                 1.00%            95    6.914591            657     -21.71%
                                                                 1.05%         3,338    6.908749         23,061     -21.75%
                                                                 1.10%         1,072    6.902922          7,400     -21.79%
                                                                 1.20%        16,391    6.891266        112,955     -21.87%
                                                                 1.25%         1,413    6.885443          9,729     -21.91%
                                                                 1.30%         1,685    6.879614         11,592     -21.95%
                                                                 1.35%           449    6.873792          3,086     -21.99%
                                                                 1.40%         5,344    6.867985         36,703     -22.03%
                                                                 1.45%           719    6.862159          4,934     -22.07%
                                                                 1.50%           474    6.856345          3,250     -22.11%
                                                                 1.55%           636    6.850528          4,357     -22.15%
                                                                 1.60%            76    6.844718            520     -22.19%
                                                                 1.65%           117    6.838910            800     -22.23%
        2000   ...........................................       0.95%        12,232    8.834977        108,069     -11.65% 05/01/00
                                                                 1.05%         1,239    8.829075         10,939     -11.71% 05/01/00
                                                                 1.20%         7,748    8.820208         68,339     -11.80% 05/01/00
                                                                 1.25%           399    8.817268          3,518     -11.83% 05/01/00
                                                                 1.30%            59    8.814308            520     -11.86% 05/01/00
                                                                 1.35%           330    8.811353          2,908     -11.89% 05/01/00
                                                                 1.40%         5,089    8.808407         44,826     -11.92% 05/01/00
                                                                 1.45%           238    8.805446          2,096     -11.95% 05/01/00
                                                                 1.60%           102    8.796577            897     -12.03% 05/01/00
                                                                 1.65%            22    8.793617            193     -12.06% 05/01/00

Invesco Total Return Fund - Investor Class
        2001   ...........................................       0.95%         2,947    9.656751         28,458      -1.88%
                                                                 1.05%           247    9.640499          2,381      -1.97%
                                                                 1.10%         2,315    9.632384         22,299      -2.02%
                                                                 1.20%        11,440    9.616153        110,009      -2.12%
                                                                 1.25%         7,523    9.608038         72,281      -2.17%
                                                                 1.35%           375    9.591824          3,597      -2.27%
                                                                 1.40%           362    9.583734          3,469      -2.32%
                                                                 1.45%         2,990    9.575640         28,631      -2.37%
                                                                 1.55%           191    9.559439          1,826      -2.47%
                                                                 1.70%             4    9.535194             38      -2.62%
        2000   ...........................................       0.95%           738    9.841281          7,263      -1.59% 05/01/00
                                                                 1.05%           312    9.834711          3,068      -1.65% 05/01/00
                                                                 1.20%        11,369    9.824855        111,699      -1.75% 05/01/00
                                                                 1.35%           203    9.814992          1,992      -1.85% 05/01/00
                                                                 1.45%            76    9.808427            745      -1.92% 05/01/00

Janus Adviser Balanced Fund
        2001   ...........................................       0.95%        20,609    9.220558        190,026      -5.75%
                                                                 1.00%           853    9.214753          7,860      -5.80%
                                                                 1.10%         5,347    9.203139         49,209      -5.89%
                                                                 1.20%         2,119    9.191553         19,477      -5.99%
                                                                 1.25%         2,340    9.185750         21,495      -6.04%
                                                                 1.30%           434    9.179953          3,984      -6.09%
                                                                 1.45%         1,234    9.162562         11,307      -6.23%
                                                                 1.50%           109    9.156766            998      -6.28%
                                                                 1.70%             2    9.133593             18      -6.47%
        2000   ...........................................       0.95%           350    9.783183          3,424      -2.17% 10/02/00


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Janus Adviser International Fund
        2001   ...........................................       1.05%           991    6.820590          6,759     -23.60%
                                                                 1.20%            34    6.807685            231     -23.72%
                                                                 1.25%           510    6.803385          3,470     -23.76%
                                                                 1.30%           533    6.799087          3,624     -23.79%
                                                                 1.45%            77    6.786184            523     -23.91%
                                                                 1.60%            43    6.773288            291     -24.03%

Janus Adviser Worldwide Fund
        2001   ...........................................       0.95%        39,243    6.909361        271,144     -21.83%
                                                                 1.00%         6,817    6.905007         47,071     -21.87%
                                                                 1.05%         9,002    6.900653         62,120     -21.91%
                                                                 1.10%         7,850    6.896306         54,136     -21.95%
                                                                 1.20%        36,525    6.887594        251,569     -22.03%
                                                                 1.25%        32,550    6.883244        224,050     -22.07%
                                                                 1.30%           988    6.878887          6,796     -22.11%
                                                                 1.35%         3,144    6.874544         21,614     -22.15%
                                                                 1.40%         5,638    6.870186         38,734     -22.19%
                                                                 1.45%         9,448    6.865837         64,868     -22.23%
                                                                 1.50%           739    6.861490          5,071     -22.27%
                                                                 1.55%            54    6.857150            370     -22.31%
                                                                 1.60%           179    6.852797          1,227     -22.35%
                                                                 1.65%         1,331    6.848446          9,115     -22.39%
                                                                 1.70%             4    6.844093             27     -22.43%
                                                                 1.80%            18    6.835405            123     -22.51%
        2000   ...........................................       0.95%        17,539    8.838918        155,026     -11.61% 10/02/00
                                                                 1.05%         6,705    8.836769         59,251     -11.63% 10/02/00
                                                                 1.10%         3,358    8.835700         29,670     -11.64% 10/02/00
                                                                 1.20%        15,505    8.833540        136,964     -11.66% 10/02/00
                                                                 1.25%           596    8.832466          5,264     -11.68% 10/02/00
                                                                 1.35%           489    8.830308          4,318     -11.70% 10/02/00
                                                                 1.40%         5,590    8.829229         49,355     -11.71% 10/02/00
                                                                 1.45%         3,130    8.828146         27,632     -11.72% 10/02/00
                                                                 1.60%            94    8.824908            830     -11.75% 10/02/00

Janus Fund
        2001   ...........................................       0.95%       131,732    5.842114        769,593     -26.81%
                                                                 1.00%         9,497    5.837183         55,436     -26.85%
                                                                 1.05%         5,440    5.832264         31,728     -26.89%
                                                                 1.10%        29,267    5.827339        170,549     -26.92%
                                                                 1.15%             8    5.822415             47     -26.96%
                                                                 1.20%        68,471    5.817498        398,330     -27.00%
                                                                 1.25%        43,583    5.812575        253,329     -27.04%
                                                                 1.30%       749,847   17.851634     13,385,994     -27.07%
                                                                 1.35%         6,810    5.802754         39,517     -27.11%
                                                                 1.40%           870    5.797828          5,044     -27.15%
                                                                 1.45%         7,913    5.792910         45,839     -27.19%
                                                                 1.50%           865    5.788008          5,007     -27.22%
                                                                 1.55%           449    5.783098          2,597     -27.26%
                                                                 1.60%           211    5.778187          1,219     -27.30%
                                                                 1.65%         2,209    5.773277         12,753     -27.33%
                                                                 1.70%            81    5.768376            467     -27.37%
                                                                 1.80%            40    5.758578            230     -27.45%
        2000   ...........................................       0.95%        50,813    7.982384        405,609     -20.18% 05/01/00
                                                                 1.00%           350    7.979710          2,793     -20.20% 05/01/00
                                                                 1.05%         5,132    7.977044         40,938     -20.23% 05/01/00

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.10%         6,090    7.974378         48,564     -20.26% 05/01/00
                                                                 1.20%        35,493    7.969040        282,845     -20.31% 05/01/00
                                                                 1.25%        12,558    7.966367        100,042     -20.34% 05/01/00
                                                                 1.30%       797,517   24.478898     19,522,337     -16.01%
                                                                 1.35%         2,114    7.961032         16,830     -20.39% 05/01/00
                                                                 1.40%           362    7.958354          2,881     -20.42% 05/01/00
                                                                 1.45%         2,100    7.955688         16,707     -20.44% 05/01/00
                                                                 1.50%           443    7.953018          3,523     -20.47% 05/01/00
                                                                 1.55%            57    7.950346            453     -20.50% 05/01/00
                                                                 1.60%           121    7.947670            962     -20.52% 05/01/00
                                                                 1.65%            35    7.944989            278     -20.55% 05/01/00
        1999   ...........................................       1.30%       595,937   29.145619     17,368,953      45.22%
        1998   ...........................................       1.30%       303,830   20.070038      6,097,880      37.09%
        1997   ...........................................       1.30%       235,485   14.640570      3,447,635      21.12%

Janus Twenty Fund
        2001   ...........................................       0.95%       255,259    4.823650      1,231,280     -29.88%
                                                                 1.00%         1,332    4.819578          6,420     -29.92%
                                                                 1.05%        19,971    4.815508         96,171     -29.95%
                                                                 1.10%        34,213    4.811444        164,614     -29.99%
                                                                 1.15%         2,170    4.807382         10,432     -30.02%
                                                                 1.20%       144,945    4.803309        696,216     -30.06%
                                                                 1.25%        54,277    4.799250        260,489     -30.09%
                                                                 1.30%     1,153,501   24.536301     28,302,648     -30.13%
                                                                 1.35%         8,147    4.791126         39,033     -30.17%
                                                                 1.40%           893    4.787078          4,275     -30.20%
                                                                 1.45%        15,630    4.783010         74,758     -30.24%
                                                                 1.50%         2,629    4.778957         12,564     -30.27%
                                                                 1.55%           109    4.774915            520     -30.31%
                                                                 1.60%           589    4.770858          2,810     -30.34%
                                                                 1.65%            15    4.766800             72     -30.38%
                                                                 1.70%           199    4.762757            948     -30.42%
                                                                 1.80%            50    4.754665            238     -30.49%
        2000   ...........................................       0.95%       181,852    6.879094      1,250,977     -31.21% 05/01/00
                                                                 1.05%        22,701    6.874485        156,058     -31.26% 05/01/00
                                                                 1.10%         5,525    6.872183         37,969     -31.28% 05/01/00
                                                                 1.20%        69,307    6.867578        475,971     -31.32% 05/01/00
                                                                 1.25%         9,400    6.865273         64,534     -31.35% 05/01/00
                                                                 1.30%     1,190,662   35.116816     41,812,258     -33.29%
                                                                 1.35%         2,526    6.860667         17,330     -31.39% 05/01/00
                                                                 1.40%           578    6.858363          3,964     -31.42% 05/01/00
                                                                 1.45%         2,998    6.856048         20,554     -31.44% 05/01/00
                                                                 1.50%           506    6.853752          3,468     -31.46% 05/01/00
                                                                 1.60%           226    6.849139          1,548     -31.51% 05/01/00
                                                                 1.65%            13    6.846831             89     -31.53% 05/01/00
        1999   ...........................................       1.30%       995,837   52.641837     52,422,689      62.76%
        1998   ...........................................       1.30%       507,576   32.342568     16,416,311      71.15%
        1997   ...........................................       1.30%       312,701   18.897600      5,909,298      28.01%

Janus Worldwide Fund
        2001   ...........................................       0.95%        81,297    6.013992        488,920     -23.61%
                                                                 1.00%         1,161    6.008929          6,976     -23.65%
                                                                 1.05%         1,229    6.003866          7,379     -23.69%
                                                                 1.10%           569    5.998784          3,413     -23.73%
                                                                 1.20%         4,313    5.988666         25,829     -23.81%
                                                                 1.25%        15,774    5.983612         94,385     -23.85%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.30%       972,867   15.443379     15,024,354     -23.89%
                                                                 1.45%         1,329    5.963384          7,925     -24.00%
                                                                 1.50%           440    5.958337          2,622     -24.04%
        2000   ...........................................       0.95%        88,079    7.873214        693,465     -21.27% 05/01/00
                                                                 1.00%         1,170    7.870581          9,209     -21.29% 05/01/00
                                                                 1.05%         3,278    7.867957         25,791     -21.32% 05/01/00
                                                                 1.10%           569    7.865317          4,475     -21.35% 05/01/00
                                                                 1.20%         2,939    7.860054         23,101     -21.40% 05/01/00
                                                                 1.25%        13,661    7.857420        107,340     -21.43% 05/01/00
                                                                 1.30%     1,054,795   20.289932     21,401,719     -17.95%
                                                                 1.45%         1,144    7.846884          8,977     -21.53% 05/01/00
                                                                 1.50%           440    7.844244          3,451     -21.56% 05/01/00
                                                                 1.60%           128    7.838970          1,003     -21.61% 05/01/00
        1999   ...........................................       1.30%       769,694   24.727791     19,032,832      62.24%
        1998   ...........................................       1.30%       459,107   15.241714      6,997,578      24.23%
        1997   ...........................................       1.30%       323,968   12.268712      3,974,670      18.91%

Lazard Small Cap Portfolio Open Shares
        2001   ...........................................       0.95%         7,669   12.553546         96,273      16.56%
                                                                 1.10%         1,991   12.521882         24,931      16.39%
                                                                 1.20%         2,541   12.500773         31,764      16.27%
                                                                 1.25%           191   12.490226          2,386      16.21%
                                                                 1.30%        86,606   13.868643      1,201,108      16.15%
                                                                 1.30%           337   13.868643          4,674      16.15%
                                                                 1.35%           350   12.469159          4,364      16.09%
                                                                 1.45%           101   12.448098          1,257      15.97%
                                                                 1.55%         3,788   12.427056         47,074      15.85%
                                                                 1.90%            89   12.353495          1,099      15.44%
        2000   ...........................................       0.95%         1,762   10.769748         18,976       7.70% 05/01/00
                                                                 1.10%         1,199   10.758985         12,900       7.59% 05/01/00
                                                                 1.20%           385   10.751783          4,139       7.52% 05/01/00
                                                                 1.30%        32,138   11.940435        383,742      14.11%
        1999   ...........................................       1.30%        17,391   10.464373        181,986       0.15%
        1998   ...........................................       1.30%            45   10.448830            470       4.49% 12/23/98

MFS(R) Global Governments Fund - Class A
        2000   ...........................................       1.30%        11,595   35.767028        414,719       0.07%
        1999   ...........................................       1.30%        14,393   35.741694        514,430      -4.76%
        1998   ...........................................       1.30%        19,990   37.527462        750,174       2.79%
        1997   ...........................................       1.30%        20,631   36.509244        753,222      -1.00%

MFS(R) Strategic Income Fund - Class A
        2001   ...........................................       1.30%        34,722   10.119915        351,384       1.20% 07/20/01

Nationwide(R) Bond Fund - Class D
        2001   ...........................................       0.95%         7,469   11.541979         86,207       8.80%
                                                                 1.00%         3,754   11.532221         43,292       8.74%
                                                                 1.05%         5,187   11.522467         59,767       8.69%
                                                                 1.10%         2,639   11.512719         30,382       8.63%
                                                                 1.15%             4   11.502974             46       8.57%
                                                                 1.20%         7,616   11.493227         87,532       8.52%
                                                                 1.25%         2,219   11.483487         25,482       8.46%
                                                                 1.35%           753   11.464017          8,632       8.35%
                                                                 1.45%           668   11.444561          7,645       8.24%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.50%             1   11.434837             11       8.19%
                                                                 1.55%         3,908   11.425118         44,649       8.13%
                                                                 1.70%            22   11.395976            251       7.97%
        2000   ...........................................       0.95%           392   10.608876          4,159       6.09% 04/28/00
                                                                 1.25%           253   10.587355          2,679       5.87% 04/28/00
                                                                 1.45%           194   10.572997          2,051       5.73% 04/28/00
     Tax qualified
        2001   ...........................................       1.30%        34,762   48.148472      1,673,737       8.41%
        2000   ...........................................       1.30%        32,956   44.413739      1,463,699       6.00%
        1999   ...........................................       1.30%        37,478   41.898652      1,570,278      -4.05%
        1998   ...........................................       1.30%        36,470   43.667785      1,592,564       6.96%
        1997   ...........................................       1.30%        41,735   40.827520      1,703,937       7.89%
     Non-tax qualified
        2001   ...........................................       1.30%            73   47.942060          3,500       8.41%
        2000   ...........................................       1.30%            73   44.223337          3,228       6.00%
        1999   ...........................................       1.30%            73   41.719031          3,045      -4.05%
        1998   ...........................................       1.30%           148   43.480582          6,435       6.96%
        1997   ...........................................       1.30%           176   40.652493          7,155       7.89%

Nationwide(R) Bond Index Fund - Class A
        2001   ...........................................       0.95%           202   11.148665          2,252       6.13%
                                                                 1.10%           501   11.129015          5,576       5.97%
                                                                 1.20%            99   11.114907          1,100       5.86%
                                                                 1.25%           326   11.107857          3,621       5.80%

Nationwide(R) Family of Funds - Gartmore
  Growth Fund - Class D
        2001   ...........................................       0.95%         4,350    5.270727         22,928     -28.48%
                                                                 1.00%           385    5.266282          2,028     -28.51%
                                                                 1.20%         8,065    5.248515         42,329     -28.66%
                                                                 1.25%         1,729    5.244071          9,067     -28.69%
                                                                 1.40%           327    5.230775          1,710     -28.80%
                                                                 1.45%           607    5.226331          3,172     -28.84%
        2000   ...........................................       0.95%         4,350    7.369169         32,056     -26.31% 05/01/00
                                                                 1.00%           376    7.366709          2,770     -26.33% 05/01/00
                                                                 1.20%         2,003    7.356851         14,736     -26.43% 05/01/00
                                                                 1.35%            47    7.349447            345     -26.51% 05/01/00
                                                                 1.45%           607    7.344506          4,458     -26.55% 05/01/00
     Tax qualified
        2001   ...........................................       1.30%        20,929   64.799205      1,356,183     -28.73%
        2000   ...........................................       1.30%        19,276   90.921898      1,752,611     -31.17%
        1999   ...........................................       1.30%        26,654  132.098827      3,520,962      15.12%
        1998   ...........................................       1.30%        30,515  114.746202      3,501,480      22.14%
        1997   ...........................................       1.30%        46,513   93.947252      4,369,769      24.59%
     Non-tax qualified
        2001   ...........................................       1.30%           179   68.419812         12,247     -28.73%
        2000   ...........................................       1.30%           198   96.002074         19,008     -31.17%
        1999   ...........................................       1.30%           208  139.479726         29,012      15.12%
        1998   ...........................................       1.30%           218  121.157545         26,412      22.14%
        1997   ...........................................       1.30%           229   99.196488         22,716      24.59%

Nationwide(R) Family of Funds - Gartmore Total
  Return Fund - Class D
        2001   ...........................................       0.95%        11,331    8.333346         94,425     -12.79%
                                                                 1.00%         1,022    8.326343          8,510     -12.83%
                                                                 1.10%         1,194    8.312313          9,925     -12.92%
                                                                 1.20%         2,929    8.298305         24,306     -13.01%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.25%         1,126    8.291298          9,336     -13.05%
                                                                 1.35%           310    8.277294          2,566     -13.14%
                                                                 1.40%           139    8.270301          1,150     -13.19%
                                                                 1.45%           566    8.263303          4,677     -13.23%
                                                                 1.55%         5,463    8.249337         45,066     -13.32%
                                                                 1.80%            17    8.214418            140     -13.54%
        2000   ...........................................       0.95%         5,405    9.555125         51,645      -4.45% 05/01/00
                                                                 1.00%           907    9.551940          8,664      -4.48% 05/01/00
                                                                 1.10%         1,194    9.545563         11,397      -4.54% 05/01/00
                                                                 1.20%         2,152    9.539185         20,528      -4.61% 05/01/00
                                                                 1.35%           191    9.529603          1,820      -4.70% 05/01/00
                                                                 1.40%           139    9.526415          1,324      -4.74% 05/01/00
                                                                 1.45%           228    9.523220          2,171      -4.77% 05/01/00
     Tax qualified
        2001   ...........................................       1.30%        53,874  103.545349      5,578,402     -13.10%
        2000   ...........................................       1.30%        56,473  119.150408      6,728,781      -3.56%
        1999   ...........................................       1.30%        69,097  123.552516      8,537,108      -1.53%
        1998   ...........................................       1.30%        59,155  125.467347      7,422,021      28.65%
        1997   ...........................................       1.30%        45,672   97.524886      4,454,157      37.82%
     Non-tax qualified
        2001   ...........................................       1.30%            92  107.853019          9,922     -13.10%
        2000   ...........................................       1.30%           122  124.107265         15,141      -3.56%
        1999   ...........................................       1.30%           149  128.692505         19,175      -1.53%
        1998   ...........................................       1.30%           176  130.686988         23,001      28.65%
        1997   ...........................................       1.30%           314  101.582074         31,897      37.82%

Nationwide(R) Family of Funds - Gartmore Value
  Opportunities Fund - Class A
        2001   ...........................................       1.25%            61   10.775717            657       0.57%
                                                                 1.45%           208   10.748517          2,236       0.36%
                                                                 1.50%            44   10.741736            473       0.31%

Nationwide(R) Government Bond Fund - Class D
        2001   ...........................................       0.95%        75,180   11.752975        883,589       6.97%
                                                                 1.00%           106   11.743085          1,245       6.92%
                                                                 1.05%           306   11.733209          3,590       6.86%
                                                                 1.10%        13,676   11.723339        160,328       6.81%
                                                                 1.20%        12,606   11.703587        147,535       6.70%
                                                                 1.25%            36   11.693717            421       6.65%
                                                                 1.30%        91,932   13.690706      1,258,614       6.56%
                                                                 1.35%           220   11.674008          2,568       6.54%
                                                                 1.40%            56   11.664147            653       6.48%
                                                                 1.45%           425   11.654294          4,953       6.43%
                                                                 1.55%         2,554   11.634611         29,715       6.32%
                                                                 1.60%           215   11.624763          2,499       6.27%
                                                                 1.70%           110   11.605083          1,277       6.16%
                                                                 1.90%            75   11.565781            867       5.94%
        2000   ...........................................       0.95%         5,241   10.987054         57,583       9.87% 05/01/00
                                                                 1.20%           258   10.968715          2,830       9.69% 05/01/00
                                                                 1.30%        33,952   12.848276        436,225      11.44%
        1999   ...........................................       1.30%        38,138   11.529833        439,725      -3.24%
        1998   ...........................................       1.30%        43,459   11.915504        517,836       6.80%
        1997   ...........................................       1.30%         6,737   11.156351         75,160       8.05%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Nationwide(R) International Index Fund - Class A
        2001   ...........................................       1.20%           139    7.376392          1,025     -23.45%
                                                                 1.45%           118    7.353094            868     -23.65%

Nationwide(R) Investor Destinations
  Aggressive Fund - Service Class
        2001   ...........................................       1.20%           125    8.275513          1,034     -12.52%
                                                                 1.25%            57    8.270286            471     -12.56%
                                                                 1.40%         1,159    8.254622          9,567     -12.69%

Nationwide(R) Investor Destinations
  Conservative Fund - Service Class
        2001   ...........................................       1.35%            19   10.104136            192       0.75%

Nationwide(R) Investor Destinations
  Moderate Fund - Service Class
        2001   ...........................................       0.95%        18,207    9.188044        167,287      -5.66%
                                                                 1.20%           798    9.159140          7,309      -5.90%
                                                                 1.25%           367    9.153360          3,359      -5.95%
                                                                 1.40%           707    9.136036          6,459      -6.09%
                                                                 1.45%           298    9.130251          2,721      -6.14%

Nationwide(R) Investor Destinations Moderately
  Aggressive Fund - Service Class
        2001   ...........................................       1.35%            29    8.632576            250     -10.02%
                                                                 1.45%           166    8.621655          1,431     -10.11%

Nationwide(R) Investor Destinations Moderately
  Conservative Fund - Service Class
        2001   ...........................................       1.50%           141    9.641866          1,360      -2.65%

Nationwide(R) Large Cap Growth Fund - Class A
        2001   ...........................................       0.95%           615    5.881738          3,617     -21.50%
                                                                 1.20%         2,586    5.856965         15,146     -21.70%
                                                                 1.25%           672    5.852013          3,933     -21.74%
                                                                 1.30%         8,827    7.959535         70,259     -21.78%
                                                                 1.35%           698    5.842125          4,078     -21.82%
                                                                 1.45%            24    5.832229            140     -21.90%
        2000   ...........................................       0.95%           531    7.492414          3,978     -25.08% 05/01/00
                                                                 1.25%           643    7.477387          4,808     -25.23% 05/01/00
                                                                 1.30%        14,785   10.175457        150,444     -24.03%
        1999   ...........................................       1.30%         1,471   13.394083         19,703      32.82%

Nationwide(R) Large Cap Value Fund - Class A
        2001   ...........................................       0.95%         7,889   10.590508         83,549      -5.69%
                                                                 1.20%         8,328   10.545993         87,827      -5.93%
                                                                 1.25%           359   10.537091          3,783      -5.98%
                                                                 1.30%        39,754   10.300589        409,490      -6.02%
                                                                 1.45%           205   10.501570          2,153      -6.17%
                                                                 1.50%           236   10.492689          2,476      -6.22%
        2000   ...........................................       1.20%            44   11.210642            493      12.11% 05/01/00
                                                                 1.30%        11,928   10.960933        130,742      13.95%
        1999   ...........................................       1.30%           109    9.619068          1,048      -5.97%

Nationwide(R) Mid Cap Market Index Fund - Class A
        2001   ...........................................       0.95%           639    9.519402          6,083      -2.72%
                                                                 1.20%           778    9.489441          7,383      -2.97%
                                                                 1.45%           261    9.459491          2,469      -3.21%

Nationwide(R) Money Market Fund - Prime Shares
     Tax qualified - Pre 12/25/82
        2001   ...........................................       1.30%       645,265   23.235229     14,992,880       2.11%
        2000   ...........................................       1.30%       594,611   22.755940     13,530,932       4.53%
        1999   ...........................................       1.30%       621,449   21.769674     13,528,742       3.32%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
        1998   ...........................................       1.30%        32,588   26.532610        864,645       3.71%
        1997   ...........................................       1.30%        43,632   25.582330      1,116,208       3.76%
     Tax qualified
        2001   ...........................................       1.30%        13,826   29.257720        404,517       2.11%
        2000   ...........................................       1.30%        24,257   28.654201        695,065       4.53%
        1999   ...........................................       1.30%        27,248   27.412298        746,930       3.32%
        1998   ...........................................       1.30%       503,152   21.071063     10,601,947       3.71%
        1997   ...........................................       1.30%       325,458   20.316392      6,612,132       3.76%
     Non-tax qualified
        2001   ...........................................       1.30%           833   29.442625         24,526       2.11%
        2000   ...........................................       1.30%           836   28.835292         24,106       4.53%
        1999   ...........................................       1.30%           838   27.585541         23,117       3.32%
        1998   ...........................................       1.30%           841   26.700292         22,455       3.71%
        1997   ...........................................       1.30%           844   25.744006         21,728       3.76%

Nationwide(R) Money Market Fund - Service Class
        2001   ...........................................       0.95%       208,916   10.580827      2,210,504       2.40%
                                                                 1.00%         1,345   10.571887         14,219       2.35%
                                                                 1.05%         8,045   10.562945         84,979       2.30%
                                                                 1.10%        16,714   10.554003        176,400       2.25%
                                                                 1.15%         8,405   10.545072         88,631       2.19%
                                                                 1.20%       178,199   10.536139      1,877,529       2.14%
                                                                 1.25%         3,642   10.527209         38,340       2.09%
                                                                 1.30%         3,845   10.518284         40,443       2.04%
                                                                 1.35%        15,964   10.509362        167,771       1.99%
                                                                 1.45%         7,958   10.491525         83,492       1.88%
                                                                 1.50%         2,111   10.482610         22,129       1.83%
                                                                 1.55%           270   10.473701          2,828       1.78%
                                                                 1.60%            72   10.464792            753       1.73%
                                                                 1.70%           167   10.446986          1,745       1.62%
                                                                 1.75%           401   10.438085          4,186       1.57%
        2000   ...........................................       0.95%        15,275   10.332702        157,832       3.33% 04/28/00
                                                                 1.05%         1,022   10.325720         10,553       3.26% 04/28/00
                                                                 1.10%         3,743   10.322224         38,636       3.22% 04/28/00
                                                                 1.20%       131,757   10.315239      1,359,105       3.15% 04/28/00
                                                                 1.25%         3,555   10.311743         36,658       3.12% 04/28/00
                                                                 1.30%        17,383   10.308248        179,188       3.08% 04/28/00
                                                                 1.35%           101   10.304753          1,041       3.05% 04/28/00
                                                                 1.45%           174   10.297760          1,792       2.98% 04/28/00
                                                                 1.55%           270   10.290763          2,779       2.91% 04/28/00

Nationwide(R) Mutual Funds - Prestige
  Balanced Fund - Class A
        2000   ...........................................       1.30%           396   10.528640          4,169      -2.60%
        1999   ...........................................       1.30%           355   10.809720          3,837       7.72%

Nationwide(R) Mutual Funds - Prestige
  International Fund - Class A
        2000   ...........................................       1.30%         5,889   10.531243         62,018     -12.16%
                                                                 1.45%           123    9.483607          1,166      -5.16% 05/01/00
        1999   ...........................................       1.30%         4,361   11.989686         52,287      19.48%
        1998   ...........................................       1.30%           181   10.035113          1,816       0.35% 12/23/98

Nationwide(R) S&P 500 Index Fund - Service Class
        2001   ...........................................       0.95%        97,798    7.789303        761,778     -13.17%
                                                                 1.00%         4,240    7.782744         32,999     -13.21%
                                                                 1.05%         3,721    7.776194         28,935     -13.26%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
                                                                 1.10%        11,315    7.769635         87,913     -13.30%
                                                                 1.20%        42,682    7.756523        331,064     -13.39%
                                                                 1.25%        26,224    7.749987        203,236     -13.43%
                                                                 1.30%        99,228    9.115203        904,483     -13.48%
                                                                 1.35%         7,984    7.736898         61,771     -13.52%
                                                                 1.40%            85    7.730344            657     -13.57%
                                                                 1.45%         3,611    7.723817         27,891     -13.61%
                                                                 1.50%         1,442    7.717283         11,128     -13.65%
                                                                 1.55%           641    7.710746          4,943     -13.70%
                                                                 1.60%           334    7.704221          2,573     -13.74%
                                                                 1.65%           157    7.697675          1,209     -13.79%
                                                                 1.80%            35    7.678107            269     -13.92%
        2000   ...........................................       0.95%       101,963    8.970533        914,662     -10.29% 05/01/00
                                                                 1.00%         1,523    8.967537         13,658     -10.32% 05/01/00
                                                                 1.05%         5,661    8.964557         50,748     -10.35% 05/01/00
                                                                 1.10%         3,871    8.961551         34,690     -10.38% 05/01/00
                                                                 1.20%        18,358    8.955559        164,406     -10.44% 05/01/00
                                                                 1.25%        13,854    8.952563        124,029     -10.47% 05/01/00
                                                                 1.30%        52,371   10.535005        551,729     -10.85%
                                                                 1.35%         1,201    8.946569         10,745     -10.53% 05/01/00
                                                                 1.45%           668    8.940568          5,972     -10.59% 05/01/00
                                                                 1.50%           670    8.937573          5,988     -10.62% 05/01/00
                                                                 1.60%           359    8.931577          3,206     -10.68% 05/01/00
                                                                 1.65%            44    8.928569            393     -10.71% 05/01/00
        1999   ...........................................       1.30%        17,851   11.817107        210,947      17.99%

Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
        2001   ...........................................       1.20%           795    9.695178          7,708      -3.05% 08/01/01
                                                                 1.25%            10    9.693136             97      -3.07% 08/01/01
                                                                 1.30%         7,558    9.691085         73,245      -3.09% 08/01/01

Nationwide(R) Small Cap Fund - Class A
        2001   ...........................................       0.95%           925    9.838784          9,101      -2.82%
                                                                 1.10%           406    9.813954          3,984      -2.97%
                                                                 1.20%         1,184    9.797416         11,600      -3.07%
                                                                 1.25%           314    9.789141          3,074      -3.12%
                                                                 1.30%        36,890   12.116293        446,970      -3.17%
                                                                 1.45%           146    9.756098          1,424      -3.32%
        2000   ...........................................       0.95%           207   10.124691          2,096       1.25% 05/01/00
                                                                 1.20%            16   10.107798            162       1.08% 05/01/00
                                                                 1.30%        23,625   12.512899        295,617       3.17%
        1999   ...........................................       1.30%         8,135   12.128362         98,664      17.08%
        1998   ...........................................       1.30%            45   10.359298            466       3.59% 12/23/98

Nationwide(R) Small Cap Index Fund - Class A
        2001   ...........................................       0.95%           282    9.541646          2,691       0.70%
                                                                 1.20%           237    9.511613          2,254       0.45%
                                                                 1.25%            34    9.505602            323       0.39%
                                                                 1.45%           277    9.481590          2,626       0.19%
                                                                 1.50%            16    9.475598            152       0.14%

Neuberger Berman Equity Funds(R) - Guardian Fund
  - Investor Class Shares
        2001   ...........................................       1.30%       291,417   17.277066      5,034,831      -3.13%
        2000   ...........................................       1.30%       321,714   17.835033      5,737,780      -3.13%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Neuberger Berman Equity Funds(R) - Partners Fund
  - Investor Class Shares
        2001   ...........................................       1.30%       247,749   25.200975      6,243,516      -4.29%
        2000   ...........................................       1.30%       250,980   26.331332      6,608,638      -0.73%
        1999   ...........................................       1.30%       311,323   26.523895      8,257,499       6.40%
        1998   ...........................................       1.30%       374,224   24.928856      9,328,976       4.90%
        1997   ...........................................       1.30%       312,513   23.764888      7,426,836      27.55%

Neuberger Berman Equity Trust(R) - Genesis Fund
  - Trust Class Shares
        2001   ...........................................       0.95%        28,676   13.163794        377,485      11.01%
                                                                 1.00%         2,923   13.152730         38,445      10.95%
                                                                 1.10%         7,927   13.130593        104,086      10.84%
                                                                 1.20%        34,501   13.108478        452,256      10.73%
                                                                 1.25%         1,073   13.097428         14,054      10.67%
                                                                 1.30%       247,485   13.761547      3,405,776      10.62%
                                                                 1.35%         2,410   13.075325         31,512      10.56%
                                                                 1.40%           143   13.064292          1,868      10.50%
                                                                 1.45%         1,527   13.053256         19,932      10.45%
                                                                 1.50%            61   13.042221            796      10.39%
                                                                 1.55%           162   13.031183          2,111      10.33%
                                                                 1.60%           194   13.020164          2,526      10.28%
                                                                 1.65%           553   13.009140          7,194      10.22%
        2000   ...........................................       0.95%         4,295   11.858163         50,931      18.58% 05/01/00
                                                                 1.20%         3,199   11.838385         37,871      18.38% 05/01/00
                                                                 1.30%       122,582   12.440853      1,525,025      30.78%
                                                                 1.45%           437   11.818605          5,165      18.19% 05/01/00
        1999   ...........................................       1.30%        71,239    9.512964        677,694       2.66%
        1998   ...........................................       1.30%        67,525    9.266508        625,721      -7.33% 01/05/98

Neuberger Berman Equity Trust(R) - Guardian Fund
  - Trust Class Shares
        2001   ...........................................       0.95%         1,794    9.114549         16,352      -2.86%
                                                                 1.10%         6,583    9.091559         59,850      -3.01%
                                                                 1.20%        15,878    9.076231        144,112      -3.11%
                                                                 1.35%         1,241    9.053270         11,235      -3.26%
                                                                 1.40%            52    9.045625            470      -3.31%
                                                                 1.45%           659    9.037969          5,956      -3.36%
                                                                 1.50%            26    9.030327            235      -3.41%
                                                                 1.55%           358    9.022676          3,230      -3.46%
        2000   ...........................................       0.95%         1,783    9.383282         16,730      -6.17% 05/01/00
                                                                 1.10%         2,010    9.373903         18,842      -6.26% 05/01/00
                                                                 1.20%         1,872    9.367629         17,536      -6.32% 05/01/00
                                                                 1.35%           923    9.358233          8,638      -6.42% 05/01/00
                                                                 1.45%           217    9.351959          2,029      -6.48% 05/01/00
        1999   ...........................................       1.30%       379,737   18.411034      6,991,351       7.05%
        1998   ...........................................       1.30%       436,072   17.198573      7,499,816       1.02%
        1997   ...........................................       1.30%       448,443   17.024633      7,634,577      16.41%

Neuberger Berman Equity Trust(R) - Partners Fund
  - Trust Class Shares
        2001   ...........................................       0.95%         5,642    9.736446         54,933      -4.17%
                                                                 1.20%        10,148    9.695503         98,390      -4.41%
                                                                 1.25%         2,389    9.687316         23,143      -4.46%
                                                                 1.35%           242    9.670957          2,340      -4.56%
                                                                 1.45%           704    9.654616          6,797      -4.66%
        2000   ...........................................       0.95%         2,568   10.160186         26,091       1.60% 05/01/00
                                                                 1.20%         1,597   10.143232         16,199       1.43% 05/01/00

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Neuberger Berman Limited Maturity Bond Fund(R)
  - Investor Class Shares
        2001   ...........................................       1.30%        87,855   13.629612      1,197,430       6.99%
        2000   ...........................................       1.30%        60,106   12.738631        765,668       5.32%
        1999   ...........................................       1.30%       119,912   12.095451      1,450,390       0.32%
        1998   ...........................................       1.30%        81,393   12.056542        981,318       3.29%
        1997   ...........................................       1.30%        67,262   11.672986        785,148       5.46%

Oppenheimer Capital Appreciation Fund A
        2001   ...........................................       0.95%        29,728    7.871472        234,003     -13.53%
                                                                 1.00%           378    7.866515          2,974     -13.57%
                                                                 1.05%           762    7.861558          5,991     -13.62%
                                                                 1.10%         3,682    7.856604         28,928     -13.66%
                                                                 1.20%         6,218    7.846682         48,791     -13.75%
                                                                 1.25%         3,854    7.841725         30,222     -13.79%
                                                                 1.30%           242    7.836767          1,896     -13.84%
                                                                 1.45%         3,332    7.821894         26,063     -13.97%
                                                                 1.50%           153    7.816946          1,196     -14.01%
                                                                 1.60%           169    7.807042          1,319     -14.10%
                                                                 1.70%             2    7.797137             16     -14.19%
        2000   ...........................................       1.10%           587    9.099745          5,342      -9.00% 10/02/00

Oppenheimer Global Fund A
        2001   ...........................................       0.95%        92,334    8.321785         768,384    -12.64%
                                                                 1.00%         2,520    8.314786          20,953    -12.69%
                                                                 1.05%         9,342    8.307775          77,611    -12.73%
                                                                 1.10%        24,886    8.300784         206,573    -12.77%
                                                                 1.20%        55,857    8.286766         462,874    -12.86%
                                                                 1.25%        14,297    8.279781         118,376    -12.91%
                                                                 1.30%     1,531,817    8.272774      12,672,376    -12.95%
                                                                 1.35%           716    8.265794           5,918    -13.00%
                                                                 1.40%         1,127    8.258804           9,308    -13.04%
                                                                 1.45%         5,802    8.251822          47,877    -13.09%
                                                                 1.50%           671    8.244826           5,532    -13.13%
                                                                 1.55%           770    8.237846           6,343    -13.17%
                                                                 1.60%         1,169    8.230876           9,622    -13.22%
                                                                 1.65%            95    8.223900             781    -13.26%
                                                                 1.70%             4    8.216917              33    -13.31%
                                                                 1.90%           128    8.189031           1,048    -13.49%
        2000   ...........................................       0.95%        49,595    9.525990         472,441     -4.74% 05/01/00
                                                                 1.05%        10,228    9.519639          97,367     -4.80% 05/01/00
                                                                 1.10%         6,057    9.516462          57,641     -4.84% 05/01/00
                                                                 1.20%        21,663    9.510099         206,017     -4.90% 05/01/00
                                                                 1.25%         1,368    9.506920          13,005     -4.93% 05/01/00
                                                                 1.30%       375,790   38.730878      14,554,677      2.72%
                                                                 1.35%           167    9.500554           1,587     -4.99% 05/01/00
                                                                 1.40%           336    9.497367           3,191     -5.03% 05/01/00
                                                                 1.45%         2,819    9.494192          26,764     -5.06% 05/01/00
                                                                 1.55%            56    9.487824             531     -5.12% 05/01/00
                                                                 1.60%           898    9.484634           8,517     -5.15% 05/01/00
                                                                 1.65%            22    9.481459             209     -5.19% 05/01/00
        1999   ...........................................       1.30%       315,244   37.706431      11,886,726     56.42%
        1998   ...........................................       1.30%       301,407   24.105920       7,265,693     11.24%
        1997   ...........................................       1.30%       262,844   21.669822       5,695,783     20.24%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Oppenheimer Strategic Income Fund A
        2001   ...........................................       1.25%         2,094   10.126843         21,206       2.27%
                                                                 1.45%           236   10.101298          2,384       2.06%

Phoenix-Oakhurst Balanced Fund - Class A
        2001   ...........................................       1.30%        48,287   18.006514        869,481       0.59%
        2000   ...........................................       1.30%        49,220   17.900599        881,067      -1.67%
        1999   ...........................................       1.30%        58,295   18.203902      1,061,196       9.32%
        1998   ...........................................       1.30%        47,793   16.652539        795,875      16.98%
        1997   ...........................................       1.30%        46,629   14.235004        663,764      16.80%

PIMCO Total Return Fund - Class A
        2001   ...........................................       0.95%         1,561   11.260935         17,578       7.93%
                                                                 1.10%        26,838   11.240879        301,683       7.76%
                                                                 1.20%         3,108   11.226628         34,892       7.65%
                                                                 1.25%           367   11.219503          4,118       7.60%
                                                                 1.30%         6,666   11.212375         74,742       7.55%
                                                                 1.35%            34   11.205257            381       7.49%
                                                                 1.45%           798   11.191014          8,930       7.38%
                                                                 1.50%           123   11.183903          1,376       7.33%
        2000   ...........................................       0.95%           328   10.433703          3,422       4.34% 09/29/00

Strong Advisor Common Stock Fund - Class Z
        2001   ...........................................       0.95%        48,212    9.357925        451,164      -2.64%
                                                                 1.00%         1,460    9.350053         13,651      -2.69%
                                                                 1.05%         1,017    9.342168          9,501      -2.74%
                                                                 1.10%        16,134    9.334283        150,599      -2.79%
                                                                 1.20%        20,749    9.318547        193,351      -2.89%
                                                                 1.25%        19,557    9.310678        182,089      -2.94%
                                                                 1.30%       152,755   13.653826      2,085,690      -2.99%
                                                                 1.35%           327    9.294963          3,039      -3.04%
                                                                 1.40%           263    9.287108          2,443      -3.09%
                                                                 1.45%         3,733    9.279248         34,639      -3.14%
                                                                 1.50%           138    9.271389          1,279      -3.19%
                                                                 1.60%            65    9.255699            602      -3.28%
                                                                 1.65%           350    9.247848          3,237      -3.33%
                                                                 1.70%             5    9.240007             46      -3.38%
        2000   ...........................................       0.95%        14,905    9.611802        143,264      -3.88% 05/01/00
                                                                 1.05%         1,260    9.605376         12,103      -3.95% 05/01/00
                                                                 1.20%         8,077    9.595747         77,505      -4.04% 05/01/00
                                                                 1.25%           335    9.592533          3,213      -4.07% 05/01/00
                                                                 1.30%       125,327   14.074339      1,763,895      -2.48%
                                                                 1.45%           561    9.579686          5,374      -4.20% 05/01/00
        1999   ...........................................       1.30%        69,558   14.432187      1,003,874      38.53%

Strong Advisor Mid Cap Growth Fund - Class Z
        2001   ...........................................       1.10%           145    5.288522            767     -31.63%
                                                                 1.20%         1,874    5.281823          9,898     -31.70%
                                                                 1.25%           552    5.278481          2,914     -31.73%
                                                                 1.45%           168    5.265101            885     -31.87%
        2000   ...........................................       1.10%           530    7.734681          4,099     -22.65% 10/02/00

Strong Growth and Income Fund
        2001   ...........................................       0.95%         1,349    6.908161          9,319     -20.83%
                                                                 1.20%           436    6.886394          3,002     -21.03%
                                                                 1.45%         1,008    6.864646          6,920     -21.23%

                                                               CONTRACT                   UNIT        CONTRACT          TOTAL
                                                            EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                            -------------  ---------  -----------  --------------   ----------------
Strong Large Cap Growth Fund
        2001   ...........................................       1.30%       139,555   24.126803      3,367,016     -33.16%
        2000   ...........................................       1.30%       151,240   36.094318      5,458,905     -14.53%
        1999   ...........................................       1.30%       115,792   42.228152      4,889,682      57.67%
        1998   ...........................................       1.30%        75,602   26.782090      2,024,780      30.33%
        1997   ...........................................       1.30%        78,495   20.549313      1,613,018      22.56%

Templeton Foreign Fund - Class A
        2001   ...........................................       0.95%        31,517    9.556122        301,180      -8.80%
                                                                 1.00%           224    9.548082          2,139      -8.85%
                                                                 1.05%           333    9.540038          3,177      -8.89%
                                                                 1.10%         1,214    9.531995         11,572      -8.94%
                                                                 1.20%         4,980    9.515922         47,389      -9.03%
                                                                 1.25%            75    9.507892            713      -9.08%
                                                                 1.30%       315,446   15.162264      4,782,876      -9.13%
                                                                 1.35%         1,245    9.491838         11,817      -9.17%
                                                                 1.45%         1,670    9.475781         15,825      -9.27%
                                                                 1.60%            30    9.451747            284      -9.40%
        2000   ...........................................       0.95%         1,691   10.478436         17,719       4.78% 05/01/00
                                                                 1.05%         3,509   10.471444         36,744       4.71% 05/01/00
                                                                 1.20%         1,920   10.460943         20,085       4.61% 05/01/00
                                                                 1.30%       329,717   16.685027      5,501,337      -4.91%
                                                                 1.35%         1,742   10.450451         18,205       4.50% 05/01/00
                                                                 1.45%           117   10.443442          1,222       4.43% 05/01/00
        1999   ...........................................       1.30%       334,228   17.547470      5,864,856      37.40%
        1998   ...........................................       1.30%       318,666   12.770793      4,069,618      -6.12%
        1997   ...........................................       1.30%       354,769   13.604014      4,826,282       5.26%
2001 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       112,595
2001 Contract owners' equity  ...................................................................  $321,523,190
                                                                                                   ============
2000 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       154,338
2000 Contract owners' equity  ...................................................................  $358,914,405
                                                                                                   ============
Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       225,036
1999 Contract owners' equity  ...................................................................  $360,275,782
                                                                                                   ============
1998 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       247,310
1998 Contract owners' equity  ...................................................................  $227,225,953
                                                                                                   ============
1997 Reserves for annuity contracts in payout phase:
    Tax qualified   .............................................................................       211,551
1997 Contract owners' equity  ...................................................................  $163,554,726
                                                                                                   ============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a) All financial statements are included in Parts A and B of the Registration Statement:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                               in Part B:
                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account:

                               Independent Auditors' Report.


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.

                               Statement of Operations for the year
                               ended December 31, 2001.

                               Statements of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 2001 and 2000.


                               Notes to Financial Statements.


                           Nationwide Life Insurance Company and subsidiaries:
                               Independent Auditors' Report.


                               Consolidated Balance Sheets as of December
                               31, 2001 and 2000.

                               Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.

                               Notes to Consolidated Financial Statements.

                    (b) Exhibits

                      (1)    Resolution of the Depositor's Board of
                             Directors authorizing the establishment of
                             the Registrant                                  *
                      (2)    Not Applicable
                      (3)    Underwriting or Distribution of contracts
                             between the Depositor and Principal
                             Underwriter                                     **
                      (4)    The form of the variable annuity contract       *
                      (5)    Variable Annuity Application                    *
                      (6)    Articles of Incorporation of Depositor          *
                      (7)    Not Applicable
                      (8)    Not Applicable
                      (9)    Opinion of Counsel                              *
                      (10)   Not Applicable
                      (11)   Not Applicable
                      (12)   Not Applicable
                      (13)   Not Applicable

                        *Filed previously with this Registration
                        Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

                        **Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR


                W. G. Jurgensen, Director and Chief Executive Officer
                Joseph J. Gasper, Director and Chief Operating Officer
                Richard D. Headley, Executive Vice President
                Michael S. Helfer, Director and Executive Vice President-Corporate Strategy
                Donna A. James, Director and Executive Vice President-Chief Administrative Officer
                Michael C. Keller, Executive Vice President-Chief Information Officer
                Robert A. Oakley, Director and Executive Vice President-Chief Financial Officer
                Robert J. Woodward, Jr., Director and Executive Vice President-Chief Investment Officer
                Galen R. Barnes, Director
                John R. Cook, Jr., Senior Vice President-Chief Communications Officer
                David A. Diamond, Senior Vice President-Corporate Strategy
                Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
                Patricia R. Hatler, Senior Vice President, General Counsel and Secretary
                David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance Sales
                David R. Jahn, Senior Vice President-Product Management
                Richard A. Karas, Senior Vice President-Sales-Financial Services
                Gregory S. Lashutka, Senior Vice President, Corporate Relations
                Edwin P. McCausland, Jr., Senior Vice President-Fixed Income Securities
                Robert H. McNaghten, Senior Vice President-Real Estate Investments
                Michael D. Miller, Senior Vice President-NI Finance
                Brian W. Nocco, Senior Vice President and Treasurer
                Mark Phelan, Senior Vice President-Technology and Operations
                Douglas C. Robinette, Senior Vice President-Claims
                John S. Skubik, Senior Vice President-Strategic Initiatives
                Mark R. Thresher, Senior Vice President-Finance-Nationwide Financial
                Richard M. Waggoner, Senior Vice President-Operations
                Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing



                The business address of the Directors and Officers of the Depositor is:
                One Nationwide Plaza
                Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                *Subsidiaries for which separate financial statements are filed

                **Subsidiaries included in the respective consolidated financial statements

                ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****other subsidiaries


                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
401(k) Companies, Inc. (The)              Texas                                        Holding company

401(k) Company (The)                      Texas                                        Third-party administrator providing
                                                                                       record keeping services for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.          Texas                                        Investment advisor registered with the
                                                                                       SEC

401(k) Investments Services, Inc.         Texas                                        Broker-dealer registered with the
                                                                                       National Association of Securities
                                                                                       Dealer, a self-regulatory body of the
                                                                                       SEC

Affiliate Agency of Ohio, Inc.            Ohio                                         Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

Affiliate Agency, Inc.                    Delaware                                     Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

AGMC Reinsurance Ltd.                     Turks and Caicos Islands                     Captive reinsurer

AID Finance Services, Inc.                Iowa                                         Holding company

ALLIED Document Solutions, Inc. (fka      Iowa                                         Provides general printing services to
Midwest Printing Services, Inc.)                                                       its affiliated companies as well as to
                                                                                       unaffiliated companies

ALLIED General Agency Company             Iowa                                         Managing general agent and surplus
                                                                                       lines broker for property and casualty
                                                                                       insurance products

ALLIED Group Insurance Marketing Company  Iowa                                         Direct marketing of property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                        Iowa                                         Property and casualty insurance
                                                                                       holding company

ALLIED Property and Casualty Insurance    Iowa                                         Underwrites general property and
Company                                                                                casualty insurance

Allied Texas Agency, Inc.                 Texas                                        Acts as a managing general agent to
                                                                                       place personal and commercial
                                                                                       automobile insurance with Colonial
                                                                                       County Mutual Insurance Company for the
                                                                                       independent agency companies

Allnations, Inc.                          Ohio                                         Engages in promoting, extending and
                                                                                       strengthening cooperative insurance
                                                                                       organizations throughout the world

AMCO Insurance Company                    Iowa                                         Underwrites general property and casualty
                                                                                       insurance



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
American Marine Underwriters, Inc.        Florida                                      Underwriting manager for ocean cargo
                                                                                       and hull insurance

Asset Management Holdings, plc            England and Wales                            Holding company of a group engaged in
                                                                                       the management of pension fund assets,
                                                                                       unit trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate clients

Cal-Ag Insurance Services, Inc.           California                                   Captive insurance brokerage firm
                                                                                       serving principally, but not
                                                                                       exclusively, the "traditional" agent
                                                                                       producers of CalFarm Insurance Company

CalFarm Insurance Agency                  California                                   Assists agents and affiliated
                                                                                       companies in account completion for
                                                                                       marketing CalFarm products; assists
                                                                                       other in-house agencies in a brokerage
                                                                                       capacity to accommodate policyholders

CalFarm Insurance Company                 California                                   Multi-line insurance corporation that
                                                                                       writes agricultural, commercial,
                                                                                       personal and individual health
                                                                                       coverages and benefits from the
                                                                                       sponsorship of the California Farm
                                                                                       Bureau Federation

Colonial County Mutual Insurance Company  Texas                                        Underwrites non-standard automobile
                                                                                       and motorcycle insurance and various
                                                                                       other commercial liability coverages
                                                                                       in Texas

Cooperative Service Company               Nebraska                                     Insurance agency that sells and
                                                                                       services commercial insurance;
                                                                                       provides loss control and compliance
                                                                                       consulting services as well as audit,
                                                                                       compilation, and tax preparation
                                                                                       services

Corviant Corporation                      Delaware                                     Creates a captive distribution network
                                                                                       through which affiliates can sell
                                                                                       multi-manager investment products,
                                                                                       insurance products and sophisticated
                                                                                       estate planning services

Damian Securities Limited                 England and Wales                            Investment holding company

Depositors Insurance Company              Iowa                                         Underwrites general property and
                                                                                       casualty insurance

Dinamica Participacoes SA                 Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Discover Insurance Agency of Texas, LLC   Texas                                        Sells property and casualty insurance
                                                                                       products including, but not limited to,
                                                                                       automobile or other vehicle insurance
                                                                                       and homeowner's insurance

Discover Insurance Agency, LLC            California                                   Sells property and casualty insurance
                                                                                       products including, but not limited to,
                                                                                       automobile or other vehicle insurance
                                                                                       and homeowner's insurance



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
Eagle Acquisition Corporation             Delaware                                     Merger subsidiary to be used in the
                                                                                       proposed acquisition of Provident
                                                                                       Mutual Life Insurance Company

eNationwide, LLC                          Ohio                                         Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operation

F&B, Inc.                                 Iowa                                         Insurance agency that places business
                                                                                       not written by the Farmland Insurance
                                                                                       Companies with other carriers

Farmland Mutual Insurance Company         Iowa                                         Provides property and casualty
                                                                                       insurance primarily to agricultural
                                                                                       businesses

Fenplace Limited                          England and Wales                            Inactive

Financial Horizons Distributors Agency    Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency    Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                          annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                      annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                         annuity products through financial
                                                                                       institutions

Financial Horizons Securities             Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            solely in the financial institutions
                                                                                       market

Florida Records Administrator, Inc.       Florida                                      Administers the deferred compensation
                                                                                       plan for the public employees of the
                                                                                       State of Florida

G.I.L. Nominees Limited                   England and Wales                            Acts as a nominee; dormant within the
                                                                                       meaning of Section 249AA of the
                                                                                       Companies Act 1985 (English law)

Gartmore 1990 Limited                     England and Wales                            A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Limited             England and Wales                            Dormant within the meaning of Section
                                                                                       249AA of the Companies Act 1985
                                                                                       (English law)

 Gartmore Capital Management Limited      England and Wales                            Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

 Gartmore Distribution Services, Inc.     Delaware                                     Limited broker-dealer

 Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
 Limited

 Gartmore Fund Managers Limited           England and Wales                            Authorized unit trust management

 Gartmore Global Asset Management Trust   Delaware                                     Holding company for the Gartmore Group
                                                                                       and as a registered investment advisor



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
 Gartmore Global Investments, Inc.        Delaware                                     Holding company

 Gartmore Global Partners                 Delaware                                     Investment management

 Gartmore Indosuez UK Recovery Fund       England and Wales                            General partner in two limited
 (G.P.) Limited                                                                        partnerships formed to invest in
                                                                                       unlisted securities

 Gartmore Investment Limited              England and Wales                            Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment
                                                                                       schemes, investment trusts and
                                                                                       portfolios for corporate and other
                                                                                       institutional clients

 Gartmore Investment Management plc       England and Wales                            Investment holding company and
                                                                                       provides services to other companies
                                                                                       within the Gartmore Group

 Gartmore Investment Services GmbH        Germany                                      Marketing support

 Gartmore Investment Services Limited     England                                      Investment holding

 Gartmore Investor Services, Inc.         Ohio                                         Transfer and dividend disbursing agent
                                                                                       services to various mutual fund
                                                                                       entities

 Gartmore Japan Limited                   Japan                                        Investment management

 Gartmore Morley & Associates, Inc.       Oregon                                       Brokers or places book value
                                                                                       maintenance agreements (wrap
                                                                                       contracts) and guaranteed investment
                                                                                       contracts (GICs) for collective
                                                                                       investment trusts and accounts

 Gartmore Morley Capital Management,      Oregon                                       Investment advisor and stable value
 Inc.                                                                                  money manager

 Gartmore Morley Financial Services,      Oregon                                       Holding company
 Inc.

 Gartmore Mutual Fund Capital Trust       Delaware                                     Registered investment advisor

 Gartmore Nominees Limited                England and Wales                            Nominee; dormant within the meaning of
                                                                                       Section 249AA of the Companies Act
                                                                                       1985 (English law)

 Gartmore Pension Fund Trustees Limited   England and Wales                            Trustee of Gartmore Pension Scheme

 Gartmore S.A. Capital Trust              Delaware                                     Registered investment advisor

 Gartmore Secretaries (Jersey) Ltd.       Jersey, Channel Islands                      Nominee; dormant

 Gartmore Trust Company                   Oregon                                       State bank with trust power

 Gartmore Securities Limited              England and Wales                            Investment holding; partner in
                                                                                       Gartmore Global Partners

 Gartmore U.S. Limited                    England and Wales                            Joint partner in Gartmore Global
                                                                                       Partners

 Gates, McDonald & Company                Ohio                                         Provides services to employers for
                                                                                       managing workers' and unemployment
                                                                                       compensation matters and employee
                                                                                       benefit costs



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
 Gates, McDonald & Company of New York,   New York                                     Provides workers'
 Inc.                                                                                  compensation/self-insured claims
                                                                                       administration services to employers
                                                                                       with exposure in New York

 Gates, McDonald & Company of Nevada      Nevada                                       Provides self-insurance
                                                                                       administration, claims examining and
                                                                                       data processing services

 GatesMcDonald Health Plus Inc.           Ohio                                         Provides medical management and cost
                                                                                       containment services to employers

 Insurance Intermediaries, Inc.           Ohio                                         Insurance agency; provides commercial
                                                                                       property and casualty brokerage
                                                                                       services

 Landmark Financial Services of New       New York                                     Insurance agency marketing life
 York, Inc.                                                                            insurance and annuity products through
                                                                                       financial institutions

 Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

 MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims

 **National Casualty Company              Wisconsin                                    Underwrites various property and
                                                                                       casualty coverage, as well as
                                                                                       individual and group accident and
                                                                                       health insurance

 National Casualty Company of America,    England                                      Inactive
 Ltd.

 National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                       plans for public employees

 **National Premium and Benefit           Delaware                                     Provides third-party administration
 Administration Company                                                                services

 Nationwide Affinity Insurance Company    Kansas                                       Shell insurer with no active policies
 of America                                                                            or liabilities

 Nationwide Affordable Housing, LLC       Ohio                                         Invests in affordable multi-family
                                                                                       housing projects throughout the U.S.
 **Nationwide Agency, Inc.                Ohio                                         Insurance agency

 Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
 Company                                                                               insurance primarily to agricultural
                                                                                       businesses

 Nationwide Arena, LLC                    Ohio                                         Develops Nationwide Arena and engages
                                                                                       in Arena district development activity

 *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
Nationwide Assurance Company              Wisconsin                                    Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management Company        Ohio                                         Buys and sells investment securities of
                                                                                       a short-term nature as agent for other
                                                                                       corporations, foundations, and
                                                                                       insurance company separate accounts

Nationwide Community Development          Ohio                                         Holds investments in low-income
Corporation, LLC                                                                       housing funds

Nationwide Corporation                    Ohio                                         Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company and Nationwide
                                                                                       Mutual Fire Insurance Company

Nationwide Exclusive Distribution         Ohio                                         Manages relationships with
Company, LLC                                                                           Nationwide's exclusive agents
                                                                                       including administrative duties

Nationwide Financial Assignment Company   Ohio                                         Administrator of structured settlements

Nationwide Financial Institution          Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution          New Mexico                                   Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution          Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services (Bermuda)   Bermuda                                      Long-term insurer which issued
Ltd.                                                                                   variable annuity and variable life
                                                                                       products to persons outside the United
                                                                                       States and Bermuda

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust                                                                                  representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust II                                                                               representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services, Inc.       Delaware                                     Holding company for companies within
                                                                                       the Nationwide organization that offer
                                                                                       or distribute long-term savings and
                                                                                       retirement products

Nationwide Financial Sp. z o.o            Poland                                       Provides distribution services for its
                                                                                       affiliated Nationwide Towarzystwo
                                                                                       Ubezpieczen na Zycie S.A. in Poland

Nationwide Foundation                     Ohio                                         Contributes to non-profit activities
                                                                                       and projects

Nationwide General Insurance Company      Ohio                                         Transacts a general insurance
                                                                                       business, except life insurance;
                                                                                       primarily provides automobile and fire
                                                                                       insurance to select customers



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
Nationwide Global Finance, LLC            Ohio                                         Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                   Luxembourg                                   Issues shares of mutual funds

Nationwide Global Holdings, Inc.          Ohio                                         Holding company for international
                                                                                       operations

Nationwide Global Holdings,               Luxembourg                                   Extension of Nationwide Global
Inc.-Luxembourg Branch                                                                 Holdings, Inc.

Nationwide Global Holdings-NGH Brazil     Brazil                                       Holding company
Participacoes, LTDA

Nationwide Global Japan, Inc.             Delaware                                     Holding company

Nationwide Global Limited                 Hong Kong                                    Holding company for Asian operations

Nationwide Health Plans, Inc.             Ohio                                         Operates as a Health Insurance
                                                                                       Corporation (HIC)

Nationwide Holdings, SA                   Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Nationwide Home Mortgage Company          Iowa                                         Mortgage lending

Nationwide Home Mortgage Distributors,    Ohio                                         Performs the marketing function for
Inc.                                                                                   Nationwide Home Mortgage Company

*Nationwide Indemnity Company             Ohio                                         Involved in reinsurance business by
                                                                                       assuming business from Nationwide
                                                                                       Mutual Insurance Company and other
                                                                                       insurers within the Nationwide
                                                                                       Insurance organization

Nationwide Insurance Company of America   Wisconsin                                    Independent agency personal lines
                                                                                       underwriter of property/casualty
                                                                                       insurance

Nationwide Insurance Company of Florida   Ohio                                         Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters     California                                   Special risk, excess and surplus lines
                                                                                       underwriting manager

Nationwide Investment Services            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            in the deferred compensation market
                                                                                       and acts as an investment advisor

**Nationwide Life and Annuity Insurance   Ohio                                         Engages in underwriting life insurance
Company                                                                                and granting, purchasing, and
                                                                                       disposing of annuities

Nationwide Life Assurance Company, Ltd.   Thailand                                     Holding company

**Nationwide Life Insurance Company       Ohio                                         Provides individual life insurance,
                                                                                       group life and health insurance, fixed
                                                                                       and variable annuity products, and
                                                                                       other life insurance products



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
Nationwide Lloyds                         Texas                                        Markets commercial property insurance
                                                                                       in Texas

Nationwide Management Systems, Inc.       Ohio                                         Offers a preferred provider
                                                                                       organization and other related
                                                                                       products and services

Nationwide Martima Vida Previdencia S.A.  Brazil                                       Operates as a licensed insurance
                                                                                       company in the categories of life and
                                                                                       unrestricted private pension plans in
                                                                                       Brazil

Nationwide Mortgage Holdings, Inc.        Ohio                                         Holding company

Nationwide Mutual Fire Insurance Company  Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Mutual Insurance Company       Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Properties, Ltd.               Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Property and Casualty          Ohio                                         Engages in general insurance and
Insurance Company                                                                      reinsurance business, except life
                                                                                       insurance

Nationwide Realty Investors, Inc.         Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Retirement Plan Services,      Ohio                                         Insurance agency providing individual
Inc.                                                                                   and group life, disability and health
                                                                                       insurance as well as marketing
                                                                                       retirement plan administration and
                                                                                       investments
Nationwide Retirement Solutions, Inc.     Delaware                                     Markets and administers deferred

                                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Alabama                                      Provides retirement products,
of Alabama                                                                             marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Arizona                                      Markets and administers deferred
of Arizona                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Arkansas                                     Markets and administers deferred
of Arkansas                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Montana                                      Markets and administers deferred
of Montana                                                                             compensation plans for public employees



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
Nationwide Retirement Solutions, Inc.     Nevada                                       Markets and administers deferred
of Nevada                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.     New Mexico                                   Markets and administers deferred
of New Mexico                                                                          compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Ohio                                         Provides retirement products,
of Ohio                                                                                marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Oklahoma                                     Markets and administers deferred
of Oklahoma                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     South Dakota                                 Markets and administers deferred
of South Dakota                                                                        compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Texas                                        Markets and administers deferred
of Texas                                                                               compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Wyoming                                      Markets and administers deferred
of Wyoming                                                                             compensation plans for public employees

Nationwide Retirement Solutions           Massachusetts                                Markets and administers deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Securities, Inc.               Ohio                                         Registered broker-dealer and provides
                                                                                       investment management and
                                                                                       administration services

Nationwide Seguradora S.A.                Brazil                                       Engages in general insurance business

Nationwide Services Company, LLC          Ohio                                         Performs shared services functions
                                                                                       for the Nationwide organization

Nationwide Services Sp. z o.o             Poland                                       Provides services to Nationwide
                                                                                       Global Holdings, Inc. in Poland

Nationwide Towarzstwo Ubezieczen na       Poland                                       Authorized to engage in the business
Zycie SA                                                                               of life insurance and pension
                                                                                       products in Poland

Nationwide Trust Company, FSB             United States                                Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management            England and Wales                            Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.       England and Wales                            Holding company



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
Nevada Independent                        Nevada                                       Provides workers' compensation
Companies-Construction                                                                 administrative services to Nevada
                                                                                       employers in the construction industry

Nevada Independent Companies-Health and   Nevada                                       Provides workers' compensation
Nonprofit                                                                              administrative services to Nevada
                                                                                       employers in the health and nonprofit
                                                                                       industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Hospitality and Entertainment                                                          administrative services to Nevada
                                                                                       employers in the hospitality and
                                                                                       entertainment industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Manufacturing, Transportation and                                                      administrative services to Nevada
Distribution                                                                           employers in the manufacturing,
                                                                                       transportation and distribution
                                                                                       industries

Newhouse Capital Partners, LLC            Delaware                                     Invests in financial services
                                                                                       companies that specialize in
                                                                                       e-commerce and promote distribution
                                                                                       of financial services

NFS Distributors, Inc.                    Delaware                                     Acts primarily as a holding company
                                                                                       for Nationwide Financial Services,
                                                                                       Inc. distribution companies

NGH Luxembourg, S.A                       Luxembourg                                   Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                     The Netherlands                              Holding company for other Nationwide
                                                                                       overseas companies

NGH UK, Ltd.                              United Kingdom                               Functions as a support company for
                                                                                       other Nationwide overseas companies

NorthPointe Capital LLC                   Delaware                                     Registered investment advisor

PanEuroLife                               Luxembourg                                   Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                  Wisconsin                                    Provides pension plan administration
                                                                                       and record keeping services, and
                                                                                       pension plan and compensation plan
                                                                                       consulting

Premier Agency, Inc.                      Iowa                                         Insurance agency

Riverview Agency, Inc.                    Texas                                        Insurance agency

SBSC Ltd (Thailand)                       Thailand                                     Holding company

Scottsdale Indemnity Company              Ohio                                         Engages in a general insurance
                                                                                       business, except life insurance



                COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                        OTHERWISE
                                                                       INDICATED)
------------------------------------ ----------------------------- ----------------- ---------------------------------------------
Scottsdale Insurance Company              Ohio                                         Provides excess and surplus lines of
                                                                                       property and casualty insurance

Scottsdale Surplus Lines Insurance        Arizona                                      Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited           Thailand                                     Holding company

Vertboise, SA                             Luxembourg                                   Real property holding company

Veterinary Pet Insurance Company          California                                   Provides pet insurance

Veterinary Pet Services, Inc.             California                                   Holding company

Villanova Securities, LLC                 Delaware                                     Provides brokerage services for block
                                                                                       mutual fund trading for both affiliated
                                                                                       and non-affiliated investment advisors
                                                                                       and performs block mutual fund trading
                                                                                       directly with fund companies

Western Heritage Insurance Company        Arizona                                      Underwrites excess and surplus lines
                                                                                       of property and casualty insurance



                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
----------------------------------------------- ------------------- ---------------------------- ------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies



                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
----------------------------------------------- ------------------- ---------------------------- ------------------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies

  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies


                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |         ALLIED          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    DOCUMENT SOLUTIONS,  |   |   |     INSURANCE COMPANY    |
|                         |   |       |           INC.          |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 10,000     |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |                         |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |              Cost       |   |   |AGI-100%      $22,251,842 |
---------------------------   |       |              ----       |   |   ----------------------------
                              |       |AGI-100%      $610,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |                                     |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       ---------------------------   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          PREMIER        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |          AGENCY,        |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |            INC.         |   |   |------------  Shares      |
|                         |---|       |Common Stock: 100,000    |---|---|                          |
|              Cost       |   |       |------------  Shares     |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|AGI-100%      $19,545,634|   |       |              Cost       |   |   |AGI-100%      $47,018,643 |
---------------------------   |       |              ----       |   |   ----------------------------
            |                 |       |AGI-100%      $100,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|        ALLIED           |   |                    |                |   |        NATIONWIDE        |
|   GROUP INSURANCE       |   |       ---------------------------   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |   |       |           AMCO          |   |   |      COMPANY (NHMC)      |
|                         |   |       |    INSURANCE COMPANY    |   |   |                          |
|Common Stock: 20,000     |   |       |          (AMCO)         |   |   |Common Stock: 54,348      |
|------------  Shares     |   |       |Common Stock: 300,000    |---|---|------------   Shares     |
|                         |   |       |------------  Shares     |       |                          |
|                         |   |    ---|                         |       |                          |
|                         |   |    |  |              Cost       |       |                          |
|              Cost       |   |    |  |              ----       |       |                          |
|              ----       |   |    |  |                         |       |                          |
| Aid                     |   |    |  |AGI-100%     $147,425,540|       |AGI-88.9%                 |
| Finance-100% $16,059,469|   |    |  ---------------------------       ----------------------------
--------------------------    |    |               |                                  |
                              |    |  ---------------------------       ----------------------------
---------------------------   |    |  |           ALLIED        |       |           AGMC           |
|  NATIONWIDE MORTGAGE    |   |    |  |      GENERAL AGENCY     |       |      REINSURANCE, LTD.   |
|     HOLDINGS INC.       |   |    |  |          COMPANY        |       |                          |
|         (NMHI)          |   |    |  |Common Stock: 5,000      |       |Common Stock: 11,000      |
|                         |   |    |--|------------  Shares     |       |------------  Shares      |
|                         | --|    |  |                         |       |                          |
|                         |        |  |              Cost       |       |              Cost        |
|                         |        |  |              ----       |       |              ----        |
|                         |        |  |AMCO-100%     $135,342   |       |NHMC-100%     $11,000     |
|                         |        |  ---------------------------       ----------------------------
|AGI-100%                 |        |               |
--------------------------         |  ---------------------------       ----------------------------
            |                      |  |      ALLIED TEXAS       |       |          WESTERN         |
---------------------------        |  |      AGENCY, INC.       |       |    HERITAGE INSURANCE    |
|     NATIONWIDE HOME     |        |  |           INC.          |       |          COMPANY         |
|  MORTGAGE DISTRIBUTORS, |        |  |                         |       |                          |
|           INC.          |        |  |                         |       |Common Stock: 4,776,076   |--------------------------------
|                         |        ---|                         |       |------------- Shares      |
|                         |           |                         |       |                          |
|                         |           |                         |       |              Cost        |
|                         |           |                         |       |              ----        |
|                         |           |AMCO - 100%              |       |SIC-100%      $57,000,000 |
|                         |           ---------------------------       ----------------------------
|NMHI - 100%              |
---------------------------                                             ----------------------------
                                                                        |     VETERINARY PET       |
                                                                        |     SERVICES, INC.       |
                                                                        |          (VPSI)          |
                                                                        |                          |------------------------------
                                                                        |Common Stock: 1,711,075   |
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                      ---------------------------       |              ----        |
                                      |     VETERINARY PET      |       |SIC-5.1%      $60,701     |
                                      |     INSURANCE CO.       |       |                          |
                                      |                         |       |Preferred-A   403,226     |
                                      |                         |------ |-----------   Shares      |
                                      |                         |       |                          |
                                      |                         |       |              Cost        |
                                      |                         |       |              -----       |
                                      |                         |       |SIC-100%      $1,121,613  |
                                      |                         |       |                          |
                                      |VPSI - 100%              |       |Preferred-B   250,596     |
                                      ---------------------------       |-----------   Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-96.5%     $672,968    |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |----------------------------------------------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                              |
     |   |                 ----         |        |   |                              |
     |   |SIC-100%         $10,000      |        |   |NC-100%                       |
     |   --------------------------------        |   --------------------------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |             RP&C             |        |   |       NEWHOUSE CAPITAL       |
     |   |         INTERNATIONAL        |        |   |        PARTNERS, LLC         |
     |   |                              |        |   |                              |
     |   |Common Stock:    1,063        |        |   |                              |
-----    |------------     Shares       |---------   |                              |-----------------------------------------------
         |                              |            |                              |
         |                 Cost         |            |                              |
         |                 ----         |            |Casualty - 70%                |
         |Casualty-21.64% $2,400,740    |            |Fire     - 10%                |
         |                              |            --------------------------------
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,344,787,854 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    118,038,022 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |       (NW INDEMNITY)         |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.2%   $93,555           |
  |     |                              |     |    |                              |       |     |Fire-16.2%       $93,697           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |----|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |            COMPANY           |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |       |     |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |       |     |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |       |     |                 ----              |
  |     |                 Cost         |     |    --------------------------------       |     |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                           |     |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------       |     ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |       |                       |
  |     --------------------------------     |    |            (eNat)            |       |     ------------------|------------------
  |                                          |    |                              |       |     |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |       |     |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |----|     Single Member Limited    |       |     |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |       |     |                                   |
  |     |                              |          |                              |       |     |                                   |
  |     |Single Member Limited         |     |____|                              |       |     |Common Stock:    1,000 shares      |
  |-----|Liability Company             |     |    |                              |       |     |-------------                      |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |Casualty-100%                 |       |     |                                   |
  |     |Casualty-100%                 |     |    |                              |       |     |                                   |
  |     |                              |     |    --------------------------------       |     |CalFarm Insurance                  |
  |     --------------------------------     |                                           |     |Company - 100%                     |
  |                                          |    --------------------------------       |     ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |       |                       |
  |     --------------------------------     |    |         COMPANY, LLC         |       |     ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |       |     |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |       |     |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |       |     |                                   |
  |     |Common Stock:   20 Shares     |     |----|     Liability Company        |       |     |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |       |     |------------                       |
  |     |                 Cost         |     |    |                              |       |     |                                   |
  |     |                 ----         |     |    |eNat-100%                     |       |     |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |       |     |Agency-100%                        |
  |     |                              |     |    --------------------------------       |     -------------------------------------
  |     --------------------------------     |                                           |
  |                                          |    --------------------------------       |     ------------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |       |     |        NATIONWIDE REALTY         |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |       |     |         INVESTORS, LTD           |
  |     |      COMPANY OF FLORIDA       |    |    |                              |       |     |                                  |
  |     |                               |    |    |      Single Member Limited   |       |     |                                  |
  |     |                               |    |----|        Liability Company     |       |     |                                  |
  |     |Common Stock:    10,000 Shares |    |----|                              |       ------|                                  |
--|-----|-------------                  |         |                              |             |                                  |
        |                 Cost          |         |                              |             |                                  |
        |                 ----          |         |                              |             |Casualty-84.1%                    |
        |Casualty-100%    $300,000,000  |         --------------------------------             |NW Life -15.9%                    |
        |                               |                                                      ------------------------------------
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |        NATIONWIDE         |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |      SECURITIES, INC.     |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |                           |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $158,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |       PROPERTIES, LTD.    |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-97.6%             |      |               ----        | |  ||  |                     |
   |  | NW Mutual-2.4%            |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  -----------------------------                                    |  ||
   |  |   NATIONWIDE COMMUNITY    |      ----------------------------- |  ||  -----------------------
   |  |   DEVELOPMENT CORP., LLC  |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |                           |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  | Units:                    |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |--| ------                    |      |       INC. OF MASS.       | |  ||  |                     |
   |  |                           |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  | NW Life-67%               |      |------------               | |      |                     |
   |  | NW Indemnity-33%          |      |                           | |      |                     |
   |  -----------------------------      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |                                     ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE AFFORDABLE   |      |   NATIONWIDE FINANCIAL    | |
   |  |       HOUSING, LLC        |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  |                           |      |       OF NEW MEXICO       |--
    --|                           |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-45%               |      |                           |
      | NW Indemnity-45%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,344,787,854 |
                                                  |FIRE            649,510    118,038,022 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|------------
                                     |                         |                          |              -----------|------------
                         ------------|------------ ------------|------------ -------------|------------ |    GARTMORE GLOBAL     |
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |    INVESTMENTS, INC.   |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | |  GARTMORE S.A. CAPITAL| |    GARTMORE MORLEY    |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (GSA)       | |       FINANCIAL       |
              |        |                          | |Common Stock:  236,494  | |                       | |SERVICES, INC. (MORLEY)|
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |Common Stock:  82,343  |
              |        |-------------   -------   | |                        | |                       | |------------   Shares  |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |          GARTMORE        |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |GSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   GARTMORE DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |GSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |   --|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |GSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |                                 |                                                  |            |
                               |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |   --
|                         |        |              Cost        |  |  |                        |     |                          |
|                         |        |              ----        |  |  |                        |     |                          |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |
---------------------------        ----------------------------  |  --------------------------     ----------------------------
                                                                 |
                                   ----------------------------  |  --------------------------
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |
                                   |                          |  |  |        OF TEXAS        |
                                   |Common Stock: 1,000       |-- ==|                        |
                                   |------------- Shares      |     |                        |
                                   |              Cost        |     |                        |
                                   |              ----        |     |                        |
                                   |NRS-100%      $1,000      |     |                        |
                                   ----------------------------     --------------------------

                                                                                                                            (Right)
















-------------------------------------------------------|--------------------------------------|
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $794,465,454 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                | | |                                  |   ----------------------------
-----------------------|--------------- | |------------------------------    |   ----------------------------
         --------------|--------------- | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             |    |   |        SYSTEMS, INC.     |
         |       CORPORATION          | |-|               Cost          |    |   |                          |
         |NFS-100%                    | | |               ----          |    |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    |    |   |-------------             |
         ------------------------------ | |                             |    |   |               Cost       |
         |    GARTMORE MUTUAL FUND    | | |                             |    |   |               ----       |
         |       CAPITAL TRUST        | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |    |                            | --|                             |    |   |                          |
    |    |                            | | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 |        |------------              |
    |    ------------------------------ | |               Cost          |        |               Cost       |
    |                                   | |               ----          |        |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | -------------------------------        ----------------------------
    |    |        CAPITAL LLC         | |
    |    |                            | | -------------------------------
    |----|                            | | |      GATES MCDONALD &       |
         |                            | | |     COMPANY OF NEVADA       |
         |                            | --|                             |
         |                            | | |Common Stock:  40 Shares     |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |
         ------------------------------ | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $93,750       |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
                                        --|                             |
                                        | |Common Stock:  200 Shares    |
                                        | |------------                 |
                                        | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $2,000,000    |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |                             |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | |   COMPANIES-CONSTRUCTION    |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         | GARTMORE MORLEY CAPITAL    | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       December 31, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------
                      |
         ----------------------------
         |    GARTMORE MORLEY &     |
         |     ASSOCIATES, INC.     |
         |                          |
         |Common Stock: 3,500       |
---------|------------- Shares      |
         |              Cost        |
         |              ----        |
         |Morley-100%   $1,000      |
         ----------------------------





                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |     GARTMORE GLOBAL ASSET    |            |   NATIONWIDE GLOBAL, LIMITED    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |                                 |       |          NETHERLANDS B.V.       |
      |          (GGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | GGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |
      |                              |  |    |----|                                 |   |
      |                              |  |    |    | GISL - 99.99%                   |   |
      | NUKAMHL - 96.1%              |  |    |    | GSL - .01%                      |   |
      ----------------|---------------  |    |    -----------------|-----------------   |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,344,787,854 |
                                           | FIRE         649,510      118,038,022 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $749,465,454  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    DAMIAN SECURITIES LTD.    |
                |       |           (GIL)              |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    GARTMORE NOMINEES LTD.    |
                |       |          LIMITED             |        |       |             (GNL)            |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 99.99%                 |
                |       |                              |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE PENSION FUND     |
                |       |     (GENERAL PARTNER)        |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GSL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |       GIL NOMINEES LTD.      |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |
                |       |    (GENERAL PARTNER)         |        |
                |-------|                              |        |
                        | GIM - 50%                    |
                        | GSL - 50%                    |
                        --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  |         |                 |                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |           SP. 2 O.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |-|                               | |-|                               |
 |                          | |                               | | |                               |
 |                          | | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                          | ----------------|---------------- | ---------------------------------
 |                          |                 |                 |
 |                          |                 |                 |
 | ------------------------ | ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   | | |   NATIONWIDE LIFE ASSURANCE   | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   | | |          COMPANY LTD.         | | |  - NGH BRASIL PARTICIPACOES   |  |                             |
 | |         (GCM)        | | |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      | | |                               | |-|                               |  |       Shares      Cost      |
 | |                      | | |                               | | |         Shares     Cost       |--|       ------      ----      |
 | |                      | | |                               | | |         ------     -----      |  |NGH                          |
 | | GIM - 99.99%         | | | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
 | | GSL - .01%           | | | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 |                          |                                   |                  |                                |
 |                          |                                   |                  |                                |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 | |  GARTMORE U.S. LTD,  | | |    SBSC LTD (THAILAND)        | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOES SA  |
 | |         (GUS)        | | |                               | | |                               |  |           (DPSA)            |
 | |                      | | |                               | | |         Shares     Cost       |  |       Shares      Cost      |
 --|                      | | | Common Stock:  24,500 Shares  | | |         ------     -----      |  |       ------      ----      |
 | |                      | |-| ------------                  | | | NGH                           |  |NHSA  132,522,386 R14,723,256|
 | |                      |   |                               | | | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
 | | GCM - 100%           |   | NGH - .01%                    | | | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
 | ------------------------   | SIAM - 48.98%                 | | ---------------------------------  ---------------|---------------
 |                            --------------------------------- |                                                   |
 |                                                              |                                                   |
 |--------------------------  --------------------------------- |                                    ---------------|---------------
 ||GARTMORE GLOBAL PARTNERS | |        PANEUROLIFE (PEL)      | |                                    |  NATIONWIDE MARITIMA VIDA e |
 || (GENERAL PARTNER)       | |                               | |                                    |        PREVIDENCIA SA       |
 ||                         | | Common Stock: 1,300,000 Shares| |                                    | Common Stock:   134,822,225 |
 -|                         | | -------------   Cost          |--                                    | ------------    Shares      |
  | GUS - 50%               | |                 ----          |                                      |                             |
  | GSL - 50%               | | LUX SA - 100%   3,817,832,685 |                                      |                 Cost        |
  ------------------------- | | LUF                           |                                      |                 ----        |
                              -----------------|---------------                                      | DSPA - 86.4%    R14,128,512 |
                                               |                                                     -------------------------------
                                               |
                              -----------------|---------------
                              |           VERTBOIS, SA        |
                              |                               |
                              |                               |
                              |                               |
                              | PEL - 99.99%                  |
                              | LUX SA - .01%                 |
                              ---------------------------------                         Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        December 31, 2001

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 15, 2002 was 15,856 and 15, respectively.


Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account -10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

              (b) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


         Joseph J. Gasper, Director and Chairman of the Board
         Richard A. Karas, Director and Vice Chairman
         Mark A. Thresher, Director and Senior Vice President and Treasurer Duane C. Meek, President
         Robert A. Oakley, Executive Vice President-Chief Financial Officer Robert J. Woodward, Jr., Executive Vice President-Chief Investment
              Officer
         Barbara J. Shane, Vice President-Compliance Officer
         Alan A. Todryk, Vice President-Taxation
         Carol L. Dove, Associate Vice President-Treasury Services and Assistant
              Treasurer
         Glenn W. Soden, Associate Vice President and Secretary
         John F. Delaloye, Assistant Secretary
         E. Gary Berndt, Assistant Treasurer
         Terry C. Smetzer, Assistant Treasurer

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza
         Columbus, Ohio 43215


              (c)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
----------------------------- --------------------- ----------------------- --------------------- ------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation


Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:



We consent to use of our reports for Variable Account dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 2-58043).







KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Post-Effective Amendment No. 41 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2002.


                                        NATIONWIDE VARIABLE ACCOUNT
                                    -----------------------------------------
                                                 (Registrant)
                                     NATIONWIDE LIFE INSURANCE COMPANY
                                    -----------------------------------------
                                                  (Depositor)



By/s/ STEVEN SAVINI, Esq.
                                    -----------------------------------------
                                              Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 41 has been signed by the following persons in the capacities indicated on the 25th day of April, 2002.


               SIGNATURE                                   TITLE


W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------   President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------     President-Chief Investment Officer
Robert A. Woodward, Jr.

Galen R. Barnes                                           Director
----------------------------------------
Galen R. Barnes

                                                                                          By /s/ STEVEN SAVINI
                                                                                     ------------------------------------
                                                                                              Steven Savini
                                                                                            Attorney-in-Fact